AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2007

REGISTRATION NO. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No.
☐	Post-Effective Amendment No.

(Check appropriate box or boxes)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

1300 South Clinton Street

Fort Wayne, IN 46801

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Dennis L. Schoff, Esq.

The Lincoln National Life Insurance Company

1300 South Clinton Street

Post Office Box 1110

Fort Wayne, IN 46801

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

4675 MacArthur Court, Suite 1400

Newport Beach, CA 92660

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on March 14, 2007 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

BARON CAPITAL FUNDS TRUST – Baron Capital Asset Fund

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST – Growth Opportunities Fund

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

    , 2007

Dear Contract Owner:

If you are an investor in the Baron Capital Asset Fund (“Capital Asset Fund”), you are being asked to vote on a proposed transaction to reorganize the Capital Asset Fund into the Lincoln National fund group. If you are an investor in the Growth Opportunities Fund (“Growth Opportunities Fund”), a series of the Lincoln Variable Insurance Products Trust, you are being asked to vote on a proposed transaction related to your Fund to streamline and rationalize the mutual fund portfolios that serve as funding vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies that are a part of Lincoln Financial Group. Both the Capital Asset Fund and the Growth Opportunities Fund would be reorganized into a new Lincoln Fund, which would operate in a manner similar to your Fund(s).

In this regard, we are writing to notify you of special meetings of shareholders of:

•	The Capital Asset Fund, a series of the Baron Capital Funds Trust (the “Baron Trust”); and

•	The Growth Opportunities Fund, a series of the Lincoln Variable Insurance Products Trust (the “Lincoln Trust”).

Details regarding each Fund’s meeting are shown in the table below.

Your Fund	Where	When
Capital Asset Fund	[Offices of the Baron Trust at 767 Fifth Avenue, New York, New York 10153]	[day of week], [month] [day], 2007, at 9:00 a.m. local time

Growth Opportunities Fund	Offices of the Lincoln Trust at 1300 South Clinton Street, Fort Wayne, Indiana 46802	[day of week], [month] [day], 2007, at 9:00 a.m. local time

The attached Proxy Statement/Prospectus describes in detail the proposed agenda items for each meeting.

You are entitled to provide us with instructions for voting shares for your Fund(s). You should read the enclosed Proxy Statement/Prospectus carefully and submit your voting instructions.

The following proposals will be considered and acted upon at the meetings:

Proposal 1:	To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the acquisition of assets and the assumption of liabilities of your Fund by the LVIP Baron Growth Opportunities Fund (the “LVIP Baron Growth Opportunities Fund”), a new series of the Lincoln Trust, in exchange for shares of the LVIP Baron Growth Opportunities Fund. The Reorganization Agreement also provides for distribution of the shares of the LVIP Baron Growth Opportunities Fund to shareholders of your Fund in liquidation and subsequent termination of your fund.

Your Fund	Acquiring Fund
Capital Asset Fund	LVIP Baron Growth Opportunities Fund

Growth Opportunities Fund	LVIP Baron Growth Opportunities Fund

Proposal 2:	To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

We realize that you may not be able to attend the meeting(s) to provide voting instructions in person. However, we do need your instructions. You can provide voting instructions by mail, telephone or through the Internet, as explained in the enclosed Proxy Statement/Prospectus. If you decide later to attend the meeting(s), you may revoke your proxy and provide voting instructions in person. The number of shares of your Fund(s) attributable to you will be voted in accordance with your instructions.

If you have any questions about the meeting(s), please feel free to call 1-800-99-BARON (1-800-992-2766) for the Capital Asset Fund or (800) 4LINCOLN (454-6265) for the Growth Opportunities Fund.

By Order of the Baron Trust’s Board of Trustees	By Order of the Lincoln Trust’s Board of Trustees

/s/ Linda S. Martinson	/s/ Cynthia A. Rose
Linda S. Martinson Secretary	Cynthia A. Rose Secretary

BARON CAPITAL FUNDS TRUST – Baron Capital Asset Fund

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST – Growth Opportunities Fund

PROXY STATEMENT/PROSPECTUS

Special Meeting of Shareholders

To be held on     , 2007

This Proxy Statement/Prospectus is being furnished to you in connection with the solicitation of proxies relating to special meetings of shareholders of:

•	The Baron Capital Asset Fund (the “Capital Asset Fund”), a series of the Baron Capital Funds Trust (the “Baron Trust”); and

•	The Lincoln Growth Opportunities Fund (the “Growth Opportunities Fund”), a series of the Lincoln Variable Insurance Products Trust (the “Lincoln Trust”).

Details regarding each Fund’s meeting are shown in the table below.

Your Fund	Where	When
Capital Asset Fund	[Offices of the Baron Trust at 767 Fifth Avenue, New York, New York 10153]	[day of week], [month] [day], 2007, at 9:00 a.m. local time

Growth Opportunities Fund	Offices of the Lincoln Trust at 1300 South Clinton Street, Fort Wayne, Indiana 46802	[day of week], [month] [day], 2007, at 9:00 a.m. local time

The Board of Trustees for the Baron Trust and the Board of Trustees for the Lincoln Trust are each soliciting your proxies on behalf of the Capital Asset Fund and the Growth Opportunities Fund, respectively. The proposals to be voted on by shareholders of the Funds will voted upon and tabulated separately with respect to each Fund at their respective shareholder meeting. The Reorganizations of both Funds are described in this single Proxy Statement/Prospectus for convenience. See “How do the Reorganizations of the Funds relate to one another?” below for more details.

You are entitled to provide us with instructions for voting shares for your Fund(s). You should read this Proxy Statement/Prospectus carefully and submit your voting instructions.

The following proposals will be considered and acted upon at the meeting:

Proposal 1:	To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the acquisition of assets and the assumption of liabilities of your Fund by the LVIP Baron Growth Opportunities Fund (the “LVIP Baron Growth Opportunities Fund”), a new series of the Lincoln Trust, in exchange for shares of the LVIP Baron Growth Opportunities Fund. The Reorganization Agreement also provides for distribution of the shares of the LVIP Baron Growth Opportunities Fund to shareholders of your Fund in liquidation and subsequent termination of your fund.

Your Fund	Acquiring Fund
Capital Asset Fund	LVIP Baron Growth Opportunities Fund

Growth Opportunities Fund	LVIP Baron Growth Opportunities Fund

Proposal 2:	To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

Only shareholders of record who owned shares of the Fund(s) at the close of business on                     , 2007 (the “Record Date”) are entitled to vote at the meeting(s) and at any adjournments or postponements thereof.

The shares of the Capital Asset Fund are sold primarily to separate accounts of Lincoln Flexible Premium Variable Life; Lincoln National Variable Annuity, Great West Life & Annuity Insurance Co., New York Life Insurance Co., RiverSource Life Insurance Company, Standard Insurance Co., and Nationwide Mutual Insurance Co. and shares of the Growth Opportunities Fund are sold directly or indirectly primarily to separate accounts of The Lincoln National Life Insurance Company and its subsidiaries and affiliates (“Lincoln Life” and together with the other listed insurance companies, the “Insurance Companies”). The Insurance Companies own these shares through separate accounts (the “Accounts”) to support certain variable annuity contracts and variable life insurance policies issued by such organizations. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners.”) References to “you” also refer to Contract Owners, unless the context requires otherwise.

Contract Owners have the right to instruct the Insurance Companies, as the record owners of the shares of the Fund(s) owned in the Accounts, how to vote the shares of the Funds that are attributable to those Accounts at the meetings. The Funds are seeking approval for certain actions they wish to take, and if you are a Contract Owner, you are entitled to instruct the Insurance Companies on how to vote the shares of the Funds attributable to you under your contract or policy. Each Insurance Company will vote shares of the Funds held by it in accordance with voting instructions received from the Contract Owners for whose accounts the shares are held. Accordingly, this Proxy Statement/Prospectus is also intended to be used by the Insurance Companies in obtaining these voting instructions from Contract Owners.

In the event that a Contract Owner gives no voting instructions to its Insurance Company, such Insurance Company will generally vote the shares of the appropriate Fund attributable to the Contract Owner in the same proportion as shares of that Fund for which it has received instructions. To the extent that Growth Opportunities Fund shares are owned directly by other series of the Lincoln Trust that operate as “funds of funds,” those shares will be voted directly by the funds of funds in the same proportion as all other votes received from the other holders of Growth Opportunities Fund shares (so-called “echo voting”).

The date of the first mailing of the proxy cards and this Proxy Statement/Prospectus to shareholders and to the corresponding Contract Owners will be on or about [January     , 2007]. If you have any questions about the meetings, please feel free to call us toll free at 1-800-99-BARON (1-800-992-2766) for the Capital Asset Fund or (800) 4LINCOLN (1-800-454-6265) for the Growth Opportunities Fund.

It is important for you to vote on the Proposals described in this Proxy Statement/Prospectus. We recommend that you read this Proxy Statement/Prospectus in its entirety as the explanations will help you to decide how to vote on the Proposals.

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QUESTIONS AND ANSWERS

Q. Why am I receiving this Proxy Statement/Prospectus?

If you are an investor in the Capital Asset Fund, you are being asked to vote on a proposed transaction to reorganize your Fund into the Lincoln National fund group.

In addition to the Baron transaction, Lincoln National Corporation merged with Jefferson-Pilot Corporation in 2006 (operating under the brand name Lincoln Financial Group) and undertook a process to review the products offered by the two companies, and determined to streamline and rationalize the mutual fund portfolios that serve as funding vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies that are a part of Lincoln Financial Group. As a result of this review, Lincoln proposed to consolidate certain investment portfolios.

The LVIP Baron Growth Opportunities Fund is a new Fund that is designed to consolidate the Capital Asset Fund and Growth Opportunities Fund, which are separate portfolios with similar investment objectives, strategies and risks.

Your Fund	Acquiring Fund
Capital Asset Fund	LVIP Baron Growth Opportunities Fund
Growth Opportunities Fund	LVIP Baron Growth Opportunities Fund

As part of this process, this Proxy Statement/Prospectus is soliciting shareholders of the Funds to approve the Reorganization Agreements, which contemplate the transfer of substantially all of the assets and certain liabilities of your Fund(s) to the LVIP Baron Growth Opportunities Fund in exchange for shares of the LVIP Baron Growth Opportunities Fund having an aggregate value equal to the net asset value of your Fund(s) (with respect to each Fund, a “Reorganization”). Your Fund(s) would then distribute to its shareholders the portion of the shares of the LVIP Baron Growth Opportunities Fund to which each such shareholder is entitled. This would result in the liquidation of your Fund.

You are being asked to approve the Reorganization Agreement(s) applicable to your Fund(s) pursuant to which the Reorganizations would be accomplished. Because shareholders of the Funds are being asked to approve a Reorganization that will result in them holding shares of the LVIP Baron Growth Opportunities Fund, this document also serves as a Prospectus for the LVIP Baron Growth Opportunities Fund.

If the Reorganization Agreement applicable to the Capital Asset Fund is approved by that Fund’s shareholders, shareholders of the Insurance Class shares of that Fund will receive Service Class shares of the LVIP Baron Growth Opportunities Fund. If the Reorganization Agreement applicable to the Growth Opportunities Fund is approved by that Fund’s shareholders, holders of Standard and Service Class shares of that Fund will receive Standard and Service Class shares, respectively, of the LVIP Baron Growth Opportunities Fund. The Growth Opportunities Fund Reorganization is conditioned upon, and subject to, the completion of the Reorganization between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund. No sales charge will be imposed on the shares of the LVIP Baron Growth Opportunities Fund received by Capital Asset Fund or Growth Opportunities Fund shareholders.

As further described in this Proxy Statement/Prospectus, shareholders of the Capital Asset Fund and Growth Opportunities Fund should be aware that the LVIP Baron Growth Opportunities Fund was formed solely for the purposes of completing the Reorganization with those Funds. Consequently, the LVIP Baron Growth Opportunities Fund will have only nominal assets, if any, and no performance or

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financial history prior to the closing of the Reorganization. It is proposed that, to the extent the Reorganization of the Insurance Class shares of the Capital Asset Fund is approved by that Fund’s shareholders and completed, the Service Class shares of the LVIP Baron Growth Opportunities Fund will succeed to the performance record of the Insurance Class shares of Capital Asset Fund.

Accompanying this Proxy Statement/Prospectus as Exhibit A and Exhibit B is a copy of each Agreement and Plan of Reorganization pertaining to the transactions.

Q. How do the Reorganizations of the Funds relate to one another?

The Reorganizations of the Funds, if approved by shareholders, will result in two similar funds, the Capital Asset Fund and the Growth Opportunities Fund, being reorganized into a third Fund, the LVIP Baron Growth Opportunities Fund, which will then operate in a manner similar to your Fund(s).

The Reorganization proposal for each Fund is described in this single Proxy Statement/Prospectus, and the Reorganizations will be voted upon separately by the respective shareholders of each Fund. The Growth Opportunities Fund Reorganization, however, is conditioned upon, and subject to, the completion of the Reorganization of the Capital Asset Fund with the LVIP Baron Growth Opportunities Fund. Therefore, if the Capital Asset Fund Reorganization is not approved, the Growth Opportunities Fund Reorganization will not be completed.

Q. How do the Funds differ?

The Capital Asset Fund and the LVIP Baron Growth Opportunities Fund have identical investment objectives and substantially similar investment policies and principal risks. The Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund have similar, although not identical, investment objectives, policies and principal risks.

Capital Asset Fund and LVIP Baron Growth Opportunities Fund

	Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
Investment Objective	The Fund seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.	Identical.

Principal Investment Polices	Under normal market conditions, the Fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. The Fund’s performance is benchmarked against the Russell 2000 Index.	Identical.

Principal Investment Risks	Market risk Small and Medium-Sized Companies risk Large Positions risk	Market risk Small and Medium-Sized Companies risk Growth risk

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Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
Long term outlook and projections risk

Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund

	Growth Opportunities Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
Investment Objective	Long-term capital appreciation.	The Fund seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

Principal Investment Polices	Under normal market conditions, the Fund invests 80% of its assets in equity securities of small-cap and emerging growth companies and invests at least 80% of its assets in securities or instruments of issuers located in the United States. The Fund’s performance is benchmarked against the Russell 2000 Growth Index.	Under normal market conditions, the Fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. The Fund’s performance is benchmarked against the Russell 2000 Index.

Principal Investment Risks	Market risk Small Cap or Emerging Growth Companies risk Growth risk	Market risk Small and Medium-Sized Companies risk Growth risk

Please see the section entitled “Principal Investment Strategies and Risks of Each Fund” in this Proxy Statement/Prospectus for a more detailed discussion of the similarities and differences in the Funds’ investment objectives, policies and principal risks.

Q. Will there be any tax consequences as a result of the merger?

Each Reorganization transaction is being structured as a tax-free reorganization. See “Information About the Reorganizations — Federal Income Tax Consequences.” Contract Owners should consult their tax advisors to determine the actual impact of the Reorganizations on them in light of their individual tax circumstances.

Q. Will my vote make a difference?

Your vote is important regardless of the number of shares attributable to your variable contract and/or qualified plan. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the proxy statement/prospectus and provide voting instructions. It is important that your voting instructions be received before the Special Meeting of Shareholders.

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Q. Who will pay for the costs of the preparation, printing and mailing of this Proxy Statement/Prospectus?

Lincoln Life has agreed to pay the costs of the Reorganization involving the Growth Opportunities Fund, which includes preparation of the Proxy Statement/Prospectus, printing and distributing the Growth Opportunities Fund’s proxy materials, legal fees, accounting fees, and expenses of holding the Growth Opportunities Fund’s shareholder meeting. With respect to the Capital Asset Fund, these costs will be borne by Lincoln Life and BAMCO Inc., the Capital Asset Fund’s investment adviser.

Q. How do the Boards recommend that I vote?

The Board of Trustees of the Baron Trust and the Board of Trustees of the Lincoln Trust each recommends that you provide voting instructions to APPROVE the Reorganizations of the Capital Asset Fund and Growth Opportunities Fund, respectively.

Q. How do I give my voting instructions?

VOTING PROCEDURES*

Contract Owners are urged to designate their choice on the matter to be acted upon by using one of the following three methods:

1. BY INTERNET

•	Read the Proxy Statement/Prospectus.

•	Go to the voting link found on your proxy card.

•	Follow the instructions using your proxy card as a guide.

•	(Do not mail the proxy card if you provide voting instructions by Internet.)

2. BY MAIL

•	Read the Proxy Statement/Prospectus.

•	Date, sign, and return the enclosed proxy card in the envelope provided, which requires no postage if mailed in the United States.

3. BY TELEPHONE

•	Read the Proxy Statement/Prospectus.

•	Call the toll-free number found on your proxy card.

•	Follow the recorded instructions using your proxy card as a guide.

      (Do not mail the proxy card if you provide voting instructions by telephone.)

Q. Who do I call if I have questions?

If you have any questions about the meetings or anything in this Proxy Statement/Prospectus, please feel free to call us toll free at 1-800-99-BARON (1-800-992-2766) for the Capital Asset Fund or (800) 4LINCOLN (1-800-454-6265) for the Growth Opportunities Fund.

Q. Is there any other information available to me?

Capital Asset Fund. The following documents have been filed with the Securities and Exchange Commission (“SEC”) under SEC File Nos. 811-08505 and 333-40839: (i) the Prospectus of the Capital Asset Fund (Insurance Class shares) dated April 21, 2006; (ii) the Statement of Additional Information

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for the Capital Asset Fund (Insurance Class shares) dated April 21, 2006; (iii) the Annual Report for the Capital Asset Fund (Insurance Class shares) dated December 31, 2005; and (iv) the Semi-Annual Report for the Capital Asset Fund (Insurance Class shares) dated June 30, 2006.

Growth Opportunities Fund. The following documents have been filed with the SEC under SEC File Nos. 811-08090 and 33-70742: (i) the Prospectus of the Growth Opportunities Fund (Standard Class shares) dated May 1, 2006; (ii) the Prospectus of the Growth Opportunities Fund (Service Class shares) dated May 1, 2006; (iii) the Statement of Additional Information for the Growth Opportunities Fund (Standard and Service Class shares) dated May 1, 2006, as supplemented on July 13, 2006; (iv) the Annual Report for the Growth Opportunities Fund (Standard and Service Class shares) dated December 31, 2005; and (v) the Semi-Annual Report for the Growth Opportunities Fund (Standard and Service Class shares) dated June 30, 2006.

LVIP Baron Growth Opportunities Fund. The following documents have been filed with the SEC under SEC File Nos. 811-08090 and 33-70742: (i) the preliminary Prospectus of the LVIP Baron Growth Opportunities Fund (Standard Class shares), subject to completion dated December 1, 2006; (ii) the Prospectus of the LVIP Baron Growth Opportunities Fund (Service Class shares), subject to completion dated December 1, 2006; and (iii) the Statement of Additional Information for the LVIP Baron Growth Opportunities Fund (Standard and Service Class shares), subject to completion dated December 1, 2006.

Copies of each of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling (800) 4LINCOLN (1-800-454-6265) or by writing to P.O. Box 2340, Fort Wayne, Indiana 46801 or by calling 1-800-99-BARON (1-800-992-2766) or by writing to Baron Capital, Inc., 767 Fifth Avenue, New York, NY 10153 and you will be mailed one free of charge. You can also access the Annual Reports and Semi-Annual Reports and any subsequently released shareholder reports at:

www.BaronFunds.com

http://www.annuitycontent.lnc.com/LLsup/PDFLibrary/19875A.pdf

http://www.annuitycontent.lnc.com/llsup/PDFLibrary/SAR-A-MF5.pdf

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Room 1580, Washington D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the LVIP Baron Growth Opportunities Fund that a prospective investor should know before investing. A Statement of Additional Information dated [    ,] 2007, relating to this Proxy Statement/Prospectus and each Reorganization is incorporated herein by reference into this Proxy Statement/Prospectus. If you would like to receive a copy of the Statement of Additional Information relating to this Proxy Statement/Prospectus and the Reorganization, call (800) 4LINCOLN (454-6265), or write the LVIP Baron Growth Opportunities Fund at P.O. Box 2340, Fort Wayne, Indiana 46801 and you will be mailed one promptly, free of charge.

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MUTUAL FUND SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED

OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION

OR ANY OTHER GOVERNMENT AGENCY. THE SECURITIES AND EXCHANGE

COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES

OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.

ANY REPRESENTATION TO THE CONTRARY IS AN OFFENSE.

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PROPOSAL 1

To Approve an Agreement and Plan of Reorganization

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreements, forms of which are attached to this Proxy Statement/Prospectus as Exhibit A and Exhibit B, respectively.

How will the Reorganization affect me?

This Proxy Statement/Prospectus is soliciting shareholders of each of the Capital Asset Fund and the Growth Opportunities Fund, respectively, to approve the Reorganization Agreements, which contemplate the transfer of substantially all of the assets and certain liabilities of your Fund(s) to the LVIP Baron Growth Opportunities Fund in exchange for shares of the LVIP Baron Growth Opportunities Fund having an aggregate value equal to the net asset value of your Fund(s). Your Fund(s) would then distribute to its shareholders the portion of the shares of the LVIP Baron Growth Opportunities Fund to which each such shareholder is entitled. This would result in the liquidation of your Fund. The LVIP Baron Growth Opportunities Fund is a new Fund that is designed to consolidate the Capital Asset Fund and Growth Opportunities Fund, which are separate portfolios with similar investment objectives, strategies and risks.

Your Fund	Acquiring Fund
Capital Asset Fund	LVIP Baron Growth Opportunities Fund
Growth Opportunities Fund	LVIP Baron Growth Opportunities Fund

You are being asked to approve the Reorganization Agreement(s) applicable to your Fund(s) pursuant to which the Reorganizations would be accomplished. Because shareholders of the Funds are being asked to approve a Reorganization transaction that will result in them holding shares of the LVIP Baron Growth Opportunities Fund, this document also serves as a Prospectus for the LVIP Baron Growth Opportunities Fund.

If the Reorganization Agreement applicable to the Capital Asset Fund is approved by that Fund’s shareholders, holders of Insurance Class shares of that Fund will receive Service Class shares of the LVIP Baron Growth Opportunities Fund. A former Capital Asset Fund shareholder then would hold that number of full and fractional Service Class shares of the LVIP Baron Growth Opportunities Fund which have an aggregate net asset value equal to the aggregate net asset value of the shareholder’s shares of the Capital Asset Fund as of the close of business on the business day immediately preceding the closing date of the Reorganization.

If the Reorganization Agreement applicable to the Growth Opportunities Fund is approved by that Fund’s shareholders, holders of Standard and Service Class shares of that Fund will receive Standard and Service Class shares, respectively, of the LVIP Baron Growth Opportunities Fund. A former Growth Opportunities Fund shareholder then would hold that number of full and fractional Standard or Service Class shares of the LVIP Baron Growth Opportunities Fund which have an aggregate net asset value equal to the aggregate net asset value of the shareholders Standard or Service Class shares of the Growth Opportunities Fund as of the close of business on the closing date of the Reorganization.

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The Capital Asset Fund is a separate diversified series of the Baron Trust, a Delaware statutory trust. The Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund are each separate series of the Lincoln Trust, also a Delaware statutory trust. The Baron Trust and the Lincoln Trust are each registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). Like the Capital Asset Fund and the Growth Opportunities Fund, the LVIP Baron Growth Opportunities Fund will declare and pay dividends from net investment income semi-annually and will distribute net realized capital gains, if any, to the Accounts (not to you) once a year. These dividends and distributions will continue to be reinvested in additional Standard/Service Class shares of the LVIP Baron Growth Opportunities Fund.

The Reorganizations will not affect your rights under your variable annuity contract or variable life insurance policy. The value of your contract or policy will remain the same immediately following the Reorganizations. The LVIP Baron Growth Opportunities Fund will sell its shares (either directly or indirectly) on a continuous basis at net asset value only to insurance companies and to employee benefit plans that are qualified plans under federal tax law. The Reorganizations will not require the Insurance Companies to modify the Accounts. Unless an Insurance Company decides otherwise, the value of your contract or policy will be allocated to the same Account and that Account will invest in the LVIP Baron Growth Opportunities Fund after the Reorganizations. Immediately following the Reorganizations, your contract or policy value will depend on the performance of the LVIP Baron Growth Opportunities Fund rather than that of the Capital Asset Fund and/or Growth Opportunities Fund, as applicable.

Why are the Reorganizations being proposed?

The Reorganizations are part of an effort to streamline and rationalize investment offerings with similar investment objectives and similar investment strategies that serve or will serve as funding vehicles for the variable annuity contracts and variable life insurance policies issued by insurance companies that are a part of Lincoln Financial Group. Combining Funds with similar investment objectives and strategies is expected to result in operational efficiencies, although no assurance can be given that these efficiencies will be achieved. The Baron Trust’s Board of Trustees and the Lincoln Trust’s Board of Trustees believe that the Reorganization of the Capital Asset Fund and the Growth Opportunities Fund, respectively, are in the best interests of each Fund’s shareholders.

What are the key features of the Reorganization?

Each Reorganization Agreement provides the terms of the Reorganization of the applicable Fund. For a complete copy of each Reorganization Agreement, see Exhibit A and Exhibit B. Each Reorganization Agreement generally provides for the following:

•	The transfer in-kind of substantially all of the assets attributable to the shares of your Fund(s) to the LVIP Baron Growth Opportunities Fund in exchange for shares of the LVIP Baron Growth Opportunities Fund having an aggregate value equal to the net asset value of your Fund(s);

•	The assumption by the LVIP Baron Growth Opportunities Fund of certain liabilities of your Fund(s);

•	The liquidation of your Fund by distribution of shares of the LVIP Baron Growth Opportunities Fund to your Fund’s shareholders of record; and

•	The structuring of the Reorganization as a reorganization that is tax-free to shareholders for federal income tax purposes.

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If the Reorganization Agreements are approved by shareholders, the Reorganizations are expected to be completed on or about May, 2007.

Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?

Yes. The Reorganizations will not affect your right to purchase and redeem shares, to change among the separate account options offered by your insurance company, to annuitize, as applicable, and to receive distributions as permitted with respect to your Account. After the Reorganizations, you will be able to purchase additional Standard or Service Class shares, as applicable, of the LVIP Baron Growth Opportunities Fund for your Account. For more information, see “Dividends and Distributions” and “Purchase and Redemption of Fund Shares” below.

Will I have to pay any sales load, commission or other transactional fee in connection with the Reorganization?

No. The full value of the shares of your Fund will be exchanged for shares of the LVIP Baron Growth Opportunities Fund without any sales load, commission or other transactional fee being imposed. Owners of Insurance Class shares of the Capital Asset Fund will have the full value of their shares exchanged for shares of the Service Class of the LVIP Baron Growth Opportunities Fund without any sales load, commission or other transactional fee being imposed. Likewise, owners of Growth Opportunities Fund shares will have the full value of their shares exchanged for shares of the Standard Class or Service Class, as applicable, of the LVIP Baron Growth Opportunities Fund without any sales load, commission or other transactional fee being imposed.

How do the Boards recommend that I vote?

The Baron Trust’s Board of Trustees and the Lincoln Trust’s Board of Trustees are recommending that you provide voting instructions to APPROVE the proposal for the Capital Asset Fund and the Growth Opportunities Fund, respectively.

What happens if shareholders do not approve the Proposal?

If Capital Asset Fund shareholders do not approve the Reorganization Agreement applicable to that Fund, the Reorganization of the Capital Asset Fund into the LVIP Baron Growth Opportunities Fund will not occur. In such an event, the Capital Asset Fund will continue to operate separately, and the Capital Asset Fund’s investment adviser and the Board of Trustees of the Baron Trust will determine what additional steps may be appropriate and in the best interests of the Capital Asset Fund and its shareholders.

Moreover, the Growth Opportunities Fund Reorganization is conditioned upon, and subject to, the completion of the reorganization between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund. Therefore, if the Capital Asset Fund Reorganization is not approved, the Growth Opportunities Fund Reorganization will not be completed.

If the Capital Asset Fund shareholders, however, do approve their Reorganization Agreement, but the Growth Opportunities Fund shareholders do not approve the Reorganization Agreement applicable to their Fund, the Reorganization of the Capital Asset Fund into the LVIP Baron Growth Opportunities Fund will occur and the Reorganization of the Growth Opportunities Fund into the LVIP Baron Growth Opportunities Fund will not occur. In such an event, the Growth Opportunities Fund will continue to operate separately, and the Growth Opportunities Fund’s investment adviser and the Board of Trustees of the Lincoln Trust will determine what additional steps may be appropriate and in the best interests of the Growth Opportunities Fund and its shareholders, including, but not limited to, liquidation of the Growth Opportunities Fund.

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How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Capital Asset Fund and the LVIP Baron Growth Opportunities Fund have identical investment objectives and substantially similar policies and principal risks. The Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund have similar, although not identical, investment objectives, policies and principal risks.

Capital Asset Fund and LVIP Baron Growth Opportunities Fund

The Capital Asset Fund and the LVIP Baron Growth Opportunities Fund have identical investment objectives and substantially similar investment policies and principal risks. Both Funds are “diversified” within the meaning of the 1940 Act and have investment objectives that are non-fundamental, which means that they may be changed by the respective Fund’s Board of Trustees without shareholder approval. When evaluating each Fund’s performance, the Russell 2000 Index is used as the benchmark.

Each Fund intends to seek capital appreciation through long-term investments in securities of small and medium-sized companies with undervalued assets or favorable growth prospects. Under normal market conditions each Fund will invest for the long term primarily in common stocks of small and mid-sized companies selected for their capital appreciation potential.

Both Funds primarily invest in common stock but may also invest in preferred stock, convertible securities, and debt securities. The Capital Asset Fund may invest in other equity-type securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. Both Funds may use other investment strategies to a lesser degree, such as borrowing, derivatives, debt securities, investment in foreign securities, illiquid and restricted securities. The LVIP Baron Growth Opportunities Fund may also invest in exchange-traded funds and may leverage its portfolio and invest in initial public offerings. Each Fund’s Statement of Additional Information (“SAI”) describe these other investment strategies and risks.

Both Funds are subject to market risk and the risks associated with investing in small- and medium-sized companies and with growth-style investing.

Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund

The Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund have similar, although not identical, investment objectives, policies and principal risks. Both Funds are diversified series of the Lincoln Trust. The investment objective of the Growth Opportunities Fund is to seek long-term capital growth. This investment objective is fundamental, which means that it may not be changed without shareholder approval. The investment objective of the LVIP Baron Growth Opportunities Fund is to seek capital appreciation through long-term investments in securities of small and medium-sized companies with undervalued assets or favorable growth prospects. This investment objective is non-fundamental, which means that it may be changed without shareholder approval. When evaluating the Growth Opportunities Fund performance, the Russell 2000 Growth Index is used as the benchmark, while the Russell 2000 Index is used to measure the performance of the LVIP Baron Growth Opportunities Fund.

A primary difference in the Funds is the market capitalizations of the issuers in which each Fund invests. The Growth Opportunities Fund normally invests 80% of its assets in equity securities of small-cap and

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emerging growth companies. These companies are defined as those companies with a market capitalization similar to that of the companies in the Russell 2000 Index or the Small Cap 600 Index, which as of [ ], 2006 had market capitalizations up to $[ ] billion and $[ ] billion, respectively. The LVIP Baron Growth Opportunities Fund primarily invests in small to medium-sized companies, which are defined as companies with a market capitalization under $2.5 billion and between $2.5 billion to $8.0 billion, respectively.

Both Funds primarily invest in common stock but may also invest in preferred stock and convertible securities. Both Funds may use other investment strategies to a lesser degree, such as borrowing and leverage, investments in foreign securities, initial public offerings, illiquid and restricted securities, Rule 144A securities, debt securities, derivatives and exchange traded funds. The Funds’ SAIs describe these other investment strategies and risks.

Both Funds are subject to market risk and the risks associated with investing in small- and medium-sized companies and with growth-style investing.

How do the Funds’ fees and expenses compare?

The Capital Asset Fund offers only one class of shares: Insurance Class shares. The Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund each offer two classes of shares: Standard Class and Service Class shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds. The fees and expenses shown for the shares of the Capital Asset Fund and the Growth Opportunities Fund as set forth in the following tables and in the examples are based on the expenses for each respective Fund for the year ended December 31, 2005. Because the LVIP Baron Growth Opportunities Fund is a newly-created fund, the fees and expenses shown for the shares of the LVIP Baron Growth Opportunities Fund are estimates. In addition, the columns entitled “the LVIP Baron Growth Opportunities Fund (Pro-Forma)” show you what the estimated fees and expenses of the LVIP Baron Growth Opportunities Fund would have been for the year ended December 31, 2005 assuming (1) the Reorganization of both the Capital Asset Fund and the Growth Opportunities Fund had taken place, and (2) the Reorganization of Capital Asset Fund but not the Growth Opportunities Fund had taken place.

If the Reorganization Agreement applicable to the Capital Asset Fund is approved by that Fund’s shareholders, holders of the Insurance Class shares of that Fund will receive Service Class shares of the LVIP Baron Growth Opportunities Fund. If the Reorganization Agreement applicable to the Growth Opportunities Fund is approved by that Fund’s shareholders, holders of Standard and Service Class shares of that Fund will receive Standard and Service Class shares, respectively, of the LVIP Baron Growth Opportunities Fund.

THESE TABLES DO NO REFLECT ANY FEES, EXPENSES AND WITHDRAWAL CHARGES IMPOSED BY THE VARIABLE ANNUITY CONTRACTS OR VARIABLE LIFE INSURANCE POLICIES FOR WHICH THE FUNDS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Below each set of tables are examples of the total expenses you would pay, based on the costs shown in the following tables, on a $10,000 investment over one-, three-, five-, and ten-year periods. The examples are intended to help you compare the cost of investing in the Capital Asset Fund, the Growth Opportunities Fund, the LVIP Baron Growth Opportunities Fund and the LVIP Baron Growth

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Opportunities Fund (Pro Forma), assuming (1) the Reorganization of both the Capital Asset Fund and the Growth Opportunities Fund had taken place as of December 31, 2005, and (2) the Reorganization of Capital Asset Fund but not the Growth Opportunities Fund had taken place as of December 31, 2005. The examples also assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

THE EXAMPLES DO NOT REFLECT ANY FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE VARIABLE ANNUITY CONTRACTS OR VARIABLE LIFE INSURANCE POLICIES FOR WHICH THE FUNDS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

1. Assuming the Reorganization of Both the Capital Asset Fund and the Growth Opportunities Fund

	Capital Asset Fund		Growth Opportunities Fund				LVIP Baron Growth Opportunities Fund				LVIP Baron Growth Opportunities Fund (Pro Forma)
			Standard Class		Service Class		Standard Class		Service Class		Standard Class		Service Class
Shareholder Fees (fees paid by the investor directly)

Sales Charge (Load) Imposed on Purchases	N/A		N/A		N/A		N/A		N/A		N/A		N/A
Deferred Sales Charge (Load)	N/A		N/A		N/A		N/A		N/A		N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A		N/A		N/A		N/A		N/A		N/A		N/A
Redemption Fee	N/A		N/A		N/A		N/A		N/A		N/A		N/A
Exchange Fee	N/A		N/A		N/A		N/A		N/A		N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00%		0.99%		0.99%		1.00%		1.00%		1.00%		1.00%
Distribution and 12b-1 Fees	0.25%		None		0.25%		None		0.25%		None		0.25%
Other Expenses	0.09%		5.62%		5.62%		13.45	%(C)	13.45	%(C)	0.11%		0.11%
Total Annual Fund Operating Expenses	1.34	%(A)	6.61%		6.86%		14.45		14.70		1.11%		1.36%
Less Fee Waiver and Expense Reimbursement	N/A		(5.43	)%(B)	(5.43	)%(B)	(13.36	)%(D)	(13.36	)%(D)	(0.02	)%(D)	(0.02	)%(D)
Net Expenses	1.34%		1.18%		1.43%		1.09%		1.34%		1.09%		1.34%

(A)	The Capital Asset Fund’s investment adviser, BAMCO, Inc., has voluntarily agreed to reimburse the Capital Asset Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, or extraordinary expenses) exceed 1.50% for the first $250 million of average daily net assets, 1.35% for the next $250 million of average daily net assets and 1.25% for average daily net assets over $500 million.
(B)	Lincoln Life has contractually agreed to reimburse the Growth Opportunities Fund’s Standard Class shares and Service Class shares to the extent that the Total Annual Fund Operating Expenses exceed 1.18% and 1.43%, respectively, of average daily net assets of that Class. The Agreement will continue at least through April 30, 2007, and will renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

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(C) Because the LVIP Baron Growth Opportunities Fund is a newly-created fund, the fees and expenses shown for the Fund are estimated for the current fiscal year.

(D) The LVIP Baron Growth Opportunities Fund’s investment advisor, JPIA, has agreed to reimburse the LVIP Baron Growth Opportunities Fund’s Standard Class shares and Service Class shares to the extent that the Total Annual Fund Operating Expenses exceed 1.09% and 1.34%, respectively, of average daily net assets of that Class. The Agreement will continue at least through April 30, 2009. In addition, pursuant to transaction agreements between Lincoln Life and BAMCO, Lincoln Life has agreed to maintain the Total Annual Fund Operating Expenses of the LVIP Baron Growth Opportunities Fund at the same level as the Total Annual Fund Operating Expenses of the Capital Asset Fund immediately prior to the closing of the Reorganization, which may result in even lower expenses caps in place for the LVIP Baron Growth Opportunities Fund’s Standard Class shares and Service Class shares.

Example

	Capital Asset Fund(A)
	One Year	Three Years	Five Years	Ten Years
	$136	$425	$734	$1,613

	Growth Opportunities Fund(B)
	One Year	Three Years	Five Years	Ten Years
Standard Class	$120	$1,471	$2,778	$5,867
Service Class	$146	$1,540	$2,883	$6,029

	LVIP Baron Growth Opportunities Fund(C)
	One Year	Three Years	Five Years	Ten Years
Standard Class	$111	$1,713	N/A	N/A
Service Class	$136	$1,781	N/A	N/A

	LVIP Baron Growth Opportunities Fund (Pro Forma)(D)
	One Year	Three Years	Five Years	Ten Years
Standard Class	$111	$349	$608	$1,348
Service Class	$136	$427	$741	$1,631

(A)	The Capital Asset Fund’s investment adviser, BAMCO, Inc., has voluntarily agreed to reimburse the Capital Asset Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, or extraordinary expenses) exceed 1.50% for the first $250 million of average daily net assets, 1.35% for the next $250 million of average daily net assets and 1.25% for average daily net assets over $500 million.
(B)	These examples reflect the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten.
(C)	These examples reflect the net operating expenses with expense waivers for the two-year contractual period and the total operating expenses without expense waivers for the third year.
(D)	These examples reflect the net operating expenses with expense waivers for the two-year contractual period and the total operating expenses without expense waivers for the years three through ten.

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2. Assuming the Reorganization of the Capital Asset Fund but NOT the Growth Opportunities Fund

	Capital Asset Fund		LVIP Baron Growth Opportunities Fund				LVIP Baron Growth Opportunities Fund (Pro Forma)
			Standard Class		Service Class		Service Class		Service Class
Shareholder Fees (fees paid by the investor directly)

Sales Charge (Load) Imposed on Purchases	N/A		N/A		N/A		N/A		N/A
Deferred Sales Charge (Load)	N/A		N/A		N/A		N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A		N/A		N/A		N/A		N/A
Redemption Fee	N/A		N/A		N/A		N/A		N/A
Exchange Fee	N/A		N/A		N/A		N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00	%(A)	1.00%		1.00%		1.00%		1.00%
Distribution and 12b-1 Fees	0.25%		None		0.25%		None		0.25%
Other Expenses	0.09%		13.45	%(B)	13.45	%(B)	0.11%		0.11%
Total Annual Fund Operating Expenses	1.34	%(A)	14.45%		14.70%		1.11%		1.36%
Less Fee Waiver and Expense Reimbursement	N/A		(13.36	)%(C)	(13.36	)%(C)	(0.02	)(C)	(0.02)(C)
Net Expenses	1.34%		1.09%		1.34%		1.09%		1.34%

(A)	The Capital Asset Fund’s investment adviser, BAMCO, Inc., has voluntarily agreed to reimburse the Capital Asset Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, or extraordinary expenses) exceed 1.50% for the first $250 million of average daily net assets, 1.35% for the next $250 million of average daily net assets and 1.25% for average daily net assets over $500 million.
(B)	Because the LVIP Baron Growth Opportunities Fund is a newly-created fund, the fees and expenses shown for the Fund are estimated for the current fiscal year.
(C)	The LVIP Baron Growth Opportunities Fund’s investment advisor, JPIA, has agreed to reimburse the LVIP Baron Growth Opportunities Fund’s Standard Class shares and Service Class shares to the extent that the Total Annual Fund Operating Expenses exceed 1.09% and 1.34%, respectively, of average daily net assets of that Class. The Agreement will continue at least through April 30, 2009. In addition, pursuant to transaction agreements between Lincoln Life and BAMCO, Lincoln Life has agreed to maintain the Total Annual Fund Operating Expenses of the LVIP Baron Growth Opportunities Fund at the same level as the Total Annual Fund Operating Expenses of the Capital Asset Fund immediately prior to the closing of the Reorganization, which may result in even lower expenses caps in place for the LVIP Baron Growth Opportunities Fund’s Standard Class shares and Service Class shares.

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Example

	Capital Asset Fund(A)
	One Year	Three Years	Five Years	Ten Years
	$136	$425	$734	$1,613

	LVIP Baron Growth Opportunities Fund(B)
	One Year	Three Years	Five Years	Ten Years
Standard Class	$111	$1,713	N/A	N/A
Service Class	$136	$1,781	N/A	N/A

	LVIP Baron Growth Opportunities Fund (Pro Forma)(C)
	One Year	Three Years	Five Years	Ten Years
Standard Class	$111	$349	$608	$1,348
Service Class	$136	$427	$741	$1,631

(A)	The Capital Asset Fund’s investment adviser, BAMCO, Inc., has voluntarily agreed to reimburse the Capital Asset Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, or extraordinary expenses) exceed 1.50% for the first $250 million of average daily net assets, 1.35% for the next $250 million of average daily net assets and 1.25% for average daily net assets over $500 million.
(B)	These examples reflect the net operating expenses with expense waivers for the two-year contractual period and the total operating expenses without expense waivers for the third year.
(C)	These examples reflect the net operating expenses with expense waivers for the two-year contractual period and the total operating expenses without expense waivers for the years three through ten.

How do the Funds’ performance records compare?

The following chart shows how the Capital Asset Fund performed in the past. Performance for the Growth Opportunities Fund is not available, as the Fund had not been in operation for a full year as of December 31, 2005. The Growth Opportunities Fund’s inception was May 3, 2005. The LVIP Baron Growth Opportunities Fund has not yet commenced operations. Consequently, no performance information is available for the Growth Opportunities Fund or LVIP Baron Growth Opportunities Fund. However, if the Reorganization of the Capital Asset Fund is approved by that Fund’s shareholders and completed, Service Class shares of the LVIP Baron Growth Opportunities Fund will succeed to the performance and financial history of the Capital Asset Fund, which is set forth below.

If the Reorganization of the Capital Asset Fund is not approved by that Fund’s shareholders, the Reorganization of the Growth Opportunities Fund will not occur.

PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

Additional information regarding the performance of the Capital Asset Fund and the Growth Opportunities Fund is contained in “Management’s Discussion of Fund Performance and Financial Highlights” in Exhibit D to this Proxy Statement/Prospectus.

Year-by-Year Total Return (%)

The following bar chart and table provide some indication of the risks of investing in the Capital Asset Fund’s shares. The information shows: (a) changes in the Capital Asset Fund shares’ performance from

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year to year; and (b) a comparison of the Capital Asset Fund’s average annual returns for one year, five years, and since inception to those of a broad-based index. Please note that the past performance of the Capital Asset Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns do not reflect variable contract expenses. If they were reflected, the returns shown would be lower.

Capital Asset Fund Insurance Class Shares
96	97	98	99	00	01	02	03	04	05
			35.8%	-2.7%	12.3%	-14.2%	30.0%	25.6%	3.4%

Year to date through September 30, 2006: 4.8%

During the periods shown in the above chart, the Baron Capital Asset Fund’s highest return for a quarter occurred in the fourth quarter of 2001 at 21.9%

The Capital Asset Fund’s lowest return for a quarter occurred in the third quarter of 2001 at (18.7%).

Who will be the investment adviser/sub-adviser of my Fund after the Reorganizations? What will the advisory and sub-advisory fees be after the Reorganizations?

The overall management of the LVIP Baron Growth Opportunities Fund is the responsibility of, and is supervised by, the Board of Trustees of the Lincoln Trust. The following information describes the Funds’ investment adviser and sub-advisers.

Advisers and Sub-Advisers

Capital Asset Fund. Currently, BAMCO, Inc. serves as the investment adviser for the Capital Asset Fund.

Growth Opportunities Fund. Delaware Management Company (“DMC”) serves as the investment adviser for the Growth Opportunities Fund. DMC has engaged BAMCO, Inc. to serve as the Growth Opportunities Fund’s sub-adviser and make the day-to-day investment decisions for that Fund. Shareholders of the Growth Opportunities Fund are being asked in separate proxy materials to approve a new investment management agreement with JPIA.

LVIP Baron Growth Opportunities Fund. JPIA is the investment adviser for the LVIP Baron Growth Opportunities Fund. JPIA will engage BAMCO, Inc. to serve as the LVIP Baron Growth Opportunities Fund’s sub-adviser and make the day-to-day investment decisions for the Fund upon the closing of the reorganization of the Capital Asset Fund.

Advisory and Sub-Advisory Fees (as a percentage of average daily net assets)

Fund	Investment Adviser	Fee Rate	Sub-Adviser	Rate Received by Sub-Adviser
Capital Asset Fund	BAMCO	All assets 1.00%	N/A	N/A
Growth Opportunities Fund	DMC	All assets 0.99%	BAMCO	0.65%
LVIP Baron Growth Opportunities Fund	JPIA	All assets 1.00%	BAMCO	0.50%

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What will be the primary federal tax consequences of the Reorganization?

Each Reorganization transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming a Reorganization qualifies for such treatment and each Contract Owner’s variable annuity contract or variable life insurance policy is treated as a variable annuity for federal income tax purposes, each Contract Owner will not recognize taxable income as a result of the Reorganization. As a condition to the closing of each Reorganization, your Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the Internal Revenue Service or the courts.

Dividends and Distributions

Each Fund declares and pays dividends from net investment income and net realized capital gains each year to its shareholders. A fund may distribute net realized capital gains only once a year. As described in more detail in “More Information About the Funds — Distributions” below, all dividends and distributions are reinvested automatically in additional shares of the same class of the respective Fund at net asset value.

INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

For the Capital Asset Fund, its Reorganization will reorganize your Fund into the Lincoln Variable Insurance Products Trust, a Lincoln National fund group.

For the Growth Opportunities Fund, its Reorganization is part of an effort to streamline and rationalize investment offerings with similar investment objectives and similar investment strategies that serve as funding vehicles for the variable annuity contract or variable life insurance policy issued by insurance companies that are a part of the Lincoln Financial Group.

The combination of the Capital Asset Fund and the Growth Opportunities Fund, which have similar investment objectives and strategies, may result in operational efficiencies, although no assurance can be given that these efficiencies will be achieved.

Board Considerations

Capital Asset Fund

At an in-person meeting held on May 23, 2006, all of the Trustees of the Baron Trust, including all of the Trustees who are not “interested persons” of the Baron Trust (as such term is defined in the 1940 Act) (the “Independent Trustees”), considered and approved the Reorganization; they determined that the Reorganization was in the best interests of shareholders of the Capital Asset Fund, and that the interests of existing shareholders of the Capital Asset Fund will not be diluted as a result of the transactions contemplated by the Reorganization.

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Before approving the Reorganization, the Directors evaluated extensive information provided by the management of the Capital Asset Fund and reviewed various factors about the Funds and the proposed Reorganization. They also considered the fact that it was proposed that the Growth Opportunities Fund also be reorganized into the LVIP Baron Growth Opportunities Fund. During their review of the proposed Reorganization, the Independent Trustees consulted with their Independent Counsel regarding the legal considerations involved in the Reorganization.

After consideration of various factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Capital Asset Fund concluded that the Reorganization would be in the best interests of the Capital Asset Fund and its shareholders. Consequently, they approved the Reorganization.

Growth Opportunities Fund

At a meeting held on November 13, 2006, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (“the Independent Trustees”), considered and approved the Reorganization of the Growth Opportunities Fund into the LVIP Baron Growth Opportunities Fund (“Reorganization”).

Similarly, the Board of the Trust also approved the Reorganization with respect to the LVIP Baron Growth Opportunities Fund and determined that the Reorganization was in the best interests of the LVIP Baron Growth Opportunities Fund and the interests of shareholders of the LVIP Baron Growth Opportunities Fund would not be diluted as a result of the Reorganization.

The proposed Reorganization was proposed and presented to the Board of Trustees of the Trust at Board meetings held on August 14, 2006, October 11, 2006 and November 13, 2006, with supporting materials prepared by Funds Management, Lipper Inc., an independent provider of investment company data and independent legal counsel to the Independent Trustees. The Independent Trustees consulted with their independent legal counsel regarding the nature of the information to be requested, and independent legal counsel on behalf of the Independent Trustees, sent a formal request for information regarding the proposal and Reorganization to Lincoln. In response to the request and a supplemental request for information, Funds Management provided extensive information regarding the reasons for the proposals and details regarding the Reorganization. The Independent Trustees met separately with their independent legal counsel, in-person and by phone, on several occasions to review and consider the proposal, various factors about the Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund and the proposed Reorganization and the supporting materials provided. Among other matters, independent legal counsel advised the Independent Trustees of the findings that would need to be made by the Board under Rule 17a-8 under the 1940 Act to approve the merger of affiliated funds. The Independent Trustees noted the representation by Funds Management that there would be no dilutive effect upon the shareholders of the funds participating in the Reorganization. The Board determined that: (1) participation in the respective Reorganization is in the best interests of Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund;

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and (2) the interests of existing shareholders of Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund would not be diluted as a result of the Reorganization; and approved the Reorganization with respect to the Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund.

In approving the Reorganization of Growth Opportunities Fund, based on information provided to them, the Board considered a number of factors, including the following:

•	the Reorganization’s role in the broader initiatives proposed by Funds Management to streamline the fund offerings and to eliminate unprofitable funds in the Lincoln fund complex.

•	the relative small asset size of Growth Opportunities Fund, including the potential benefits to Growth Opportunities Fund in becoming part of a substantially larger LVIP Baron Growth Opportunities Fund and the potential for economies of scale.

•	that the Reorganization was expected to result in a lower expense ratio for Growth Opportunities Fund shareholders.

•	the investment performance of Growth Opportunities Fund compared to that of the respective LVIP Baron Growth Opportunities Fund.

•	that Lincoln agreed to bear the costs of the Reorganization, including the preparation of the prospectus/proxy statements, printing and distributing Growth Opportunities Fund’s proxy materials, legal fees, and accounting fees. The Board also noted that Lincoln (or its affiliates) agreed to pay certain costs associated with the repositioning of the Fund’s portfolios.

•	that the interests of existing shareholders of Growth Opportunities Fund or LVIP Baron Growth Opportunities Fund will not be diluted as a result of the Reorganization.

•	Funds Management’s representation that the investment objectives, policies, strategies, restrictions and risks of the Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund are substantially similar;

•	that LVIP Baron Growth Opportunities Fund will assume all of the liabilities of the Growth Opportunities Fund;

•	that the Reorganization has been structured as a tax free transaction for federal income tax purposes; and

•	the benefits that will be derived by Lincoln or its affiliates as a result of the Reorganization as well as from various relationships with the funds, including that Lincoln will no longer have to waive fees and/or absorb expenses under the voluntary expense cap of the Growth Opportunities Fund.

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Based on all of the foregoing, the Board of the Trust concluded that the proposed Reorganization would be in the best interests of the Growth Opportunities Fund and its shareholders. Consequently, the Board approved the Reorganization Agreement.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Reorganization Agreements (the forms of which are attached as Exhibit A and Exhibit B to this Proxy Statement/Prospectus).

Each Reorganization Agreement provides that the LVIP Baron Growth Opportunities Fund will acquire substantially all of the assets and certain liabilities of your Fund in exchange for shares of the LVIP Baron Growth Opportunities Fund. Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur at the time and date specified in the respective Reorganization Agreements or on a later date as the parties may agree (“Effective Time”). The net asset value per share of each class of your Fund and the net asset value per share of the respective class of the LVIP Baron Growth Opportunities Fund will be determined by dividing the assets of each share class, less liabilities, by the total number of the outstanding shares of that class. The method of valuation to be employed to value the securities of each Fund is in accordance with methods set forth in each Fund’s respective current registration statement on Form N-1A then in effect.

The number of full and fractional shares of the LVIP Baron Growth Opportunities Fund you will receive in each Reorganization will be equal in value to the value of your Fund as of 4 p.m. on the business day immediately prior to the Effective Time. Promptly after the Effective Time, the Lincoln Trust will cause to be registered on its transfer agency books in the name of each record holder of Fund shares immediately prior to the Reorganization the number of LVIP Baron Growth Opportunities Fund shares (and fractional interests in such shares) issued to such record holder in the Reorganization.

The Board of your Fund has determined, with respect to your Fund, that the interests of shareholders will not be diluted as a result of the Reorganization and that participation in the respective Reorganization is in the best interests of your Fund and its shareholders. Lincoln Life for the Growth Opportunities Fund, and Lincoln Life and BAMCO Inc. for the Capital Asset Fund will bear the costs of the respective Reorganizations, which include preparation of the Proxy Statement/Prospectus, printing and distributing your Fund’s proxy materials, legal fees, accounting fees, and expenses of holding shareholders’ meetings.

Each Reorganization Agreement provides that the Reorganization is conditioned upon, among other things: (1) the Reorganization Agreement being approved by shareholders of your Fund; and (2) the parties to each Agreement receiving an opinion of counsel that the transaction contemplated by such Reorganization Agreement will constitute a tax-free reorganization for shareholders for federal income tax purposes.

Shareholders of your Fund as of the Closing Date will receive shares of the LVIP Baron Growth Opportunities Fund in accordance with the procedures provided for in each Reorganization Agreement, as described above. The shares will be fully paid and non-assessable when issued.

Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares present in person or represented by proxy at the shareholders’ meeting and at which a quorum is present. See “Voting Information.”

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THE BOARD OF EACH OF THE BARON TRUST AND THE LINCOLN TRUST,

INCLUDING ALL OF THE INDEPENDENT TRUSTEES

HAS UNANIMOUSLY RECOMMENDED APPROVAL OF THE RESPECTIVE

REORGANIZATION AGREEMENT.

Description of the LVIP Baron Growth Opportunities Fund’s Shares

Shareholders of your Fund as of the Closing Date will receive shares of the LVIP Baron Growth Opportunities Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued. The shares of the LVIP Baron Growth Opportunities Fund to be issued to your Fund’s shareholders and recorded on the shareholder records of the LVIP Baron Growth Opportunities Fund will have no pre-emptive or conversion rights.

Federal Income Tax Consequences

Assuming each Contract Owner’s variable annuity contract or variable life insurance policy is treated as a variable annuity for federal income tax purposes, each Contract Owner will not recognize taxable income as a result of the Reorganization.

For purposes of this Federal Income Tax Consequences section, “Record Holder” refers to the separate accounts through which the Insurance Companies, as applicable, own shares of your Fund. The Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the Capital Asset Fund and the Growth Opportunities Fund will receive an opinion from the law firm of Dechert LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

(1)	The transfer of substantially all of the assets of your Fund solely in exchange for shares of the LVIP Baron Growth Opportunities Fund and the assumption by the LVIP Baron Growth Opportunities Fund of certain of the liabilities of your Fund followed by the distribution of the LVIP Baron Growth Opportunities Fund’s shares to the Record Holders of your Fund in dissolution and liquidation of your Fund, will constitute a “reorganization” within the meaning of section 368(a) of the Code, and your Fund will be a party to a reorganization within the meaning of section 368(b) of the Code;

(2)	No gain or loss will be recognized by the LVIP Baron Growth Opportunities Fund upon the receipt of the assets of your Fund solely in exchange for the shares of the LVIP Baron Growth Opportunities Fund and the assumption by the LVIP Baron Growth Opportunities Fund of the liabilities of your Fund;

(3)	No gain or loss will be recognized by your Fund on the transfer of its assets to the LVIP Baron Growth Opportunities Fund in exchange for the LVIP Baron Growth Opportunities Fund’s shares and the assumption by the LVIP Baron Growth Opportunities Fund of the liabilities of your Fund or upon the distribution (whether actual or constructive) of the LVIP Baron Growth Opportunities Fund shares to your Fund’s Record Holders in exchange for their shares of your Fund.

(4)	No gain or loss will be recognized by your Fund’s Record Holders upon the exchange of their shares of your Fund for shares of the LVIP Baron Growth Opportunities Fund in liquidation of your Fund;

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(5)	The aggregate tax basis of the shares of the LVIP Baron Growth Opportunities Fund received by each Record Holder of your Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of your Fund held by such Record Holder immediately prior to the Reorganization, and the holding period of the shares of the LVIP Baron Growth Opportunities Fund received by each Record Holder of your Fund will include the period during which the shares of your Fund exchanged therefore were held (provided that the shares of your Fund were held as a capital asset on the date of the Reorganization);

(6)	The tax basis of the assets of your Fund acquired by the LVIP Baron Growth Opportunities Fund will be the same as the tax basis of such assets to your Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the LVIP Baron Growth Opportunities Fund will include the period during which the assets were held by your Fund; and

(7)	The LVIP Baron Growth Opportunities Fund will succeed to and take into account capital loss carryovers, if any, of your Fund described in Section 381(c) of the Code. The LVIP Baron Growth Opportunities Fund will take any capital loss carryovers into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Pro-Forma Capitalization

The following tables set forth the capitalization of the Capital Asset Fund and Growth Opportunities Fund and the capitalization of the LVIP Baron Growth Opportunities Fund on a pro-forma basis assuming (1) the Reorganization of both the Capital Asset Fund and the Growth Opportunities Fund had taken place as of January 31, 2007, and (2) the Reorganization of Capital Asset Fund but not the Growth Opportunities Fund had taken place as of June 30, 2006, giving effect to the proposed acquisition of assets at net asset value.

1. Assuming the Reorganizations of the Capital Asset Fund and the Growth Opportunities Fund

Capitalization of Capital Asset Fund, Growth Opportunities Fund and

LVIP Baron Growth Opportunities Fund Pro Forma

(as of January 31, 2007) (Unaudited)

	Capital Asset Fund	Growth Opportunities Fund	Adjustments	LVIP Baron Growth Opportunities Fund Pro Forma (After Reorganizations)
Net Assets
Standard Class		$2,162,529	$—	$2,162,529
Service Class		4,621,451	328,683,920	333,305,371
Insurance Class	$328,683,920	—	(328,683,920)	—

Total Net Assets	$328,683,920	$6,783,980	$—	$335,467,900

Shares Outstanding
Standard Class		152,377	(88,574)	63,803
Service Class		327,067	9,506,681	9,833,748
Insurance Class	9,697,398		(9,697,398)	—

Total Shares Outstanding	9,697,398	479,444	(279,291)	9,897,551

Net Asset Value Per Share
Standard Class	—	$14.192		$33.894
Service Class	—	$14.130		$33.894
Insurance Class	$33.894	—

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2. Assuming the Reorganization of the Capital Asset Fund but NOT the Growth Opportunities Fund

Capitalization of Capital Asset Fund and

LVIP Baron Growth Opportunities Fund Pro Forma

(as of June 30, 2006) (Unaudited)

	Capital Asset Fund	Adjustments	LVIP Baron Growth Opportunities Fund Pro Forma (After Reorganization)
Net Assets
Standard Class	—	—
Service Class	—	$306,734,149	$306,734,149
Insurance Class	$306,734,149	(306,734,149)	—

Total Net Assets	$306,734,149	$—	$306,734,149

Shares Outstanding
Standard Class	—	—	—
Service Class	—	10,216,272	10,216,272
Insurance Class	10,216,272	(10,276,272)	—

Total Shares Outstanding	10,216,272	—	10,216,272

Net Asset Value Per Share
Standard Class	—	$30.02	$30.02
Service Class	—	$30.02	$30.02
Insurance Class	$30.02		—

The tables set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time specified in the respective Reorganization Agreements.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The following discussion comparing investment objectives, policies and restrictions of the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund, and the Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund, is based upon and qualified in its entirety by the respective investment objectives, policies and restrictions sections of:

•	The prospectus of the Capital Asset Fund (Insurance Class shares), dated April 21, 2006;

•	The prospectuses of the Growth Opportunities Fund (Standard and Service Class shares), each dated May 1, 2006; and

•	The preliminary prospectus of the LVIP Baron Growth Opportunities Fund, subject to completion dated December 1, 2006.

Investment Objectives of Each Fund

The Capital Asset Fund and the LVIP Baron Growth Opportunities Fund have essentially identical investment objectives, both of which are non-fundamental, meaning they may be changed without shareholder approval.

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The Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund have similar, although not identical, investment objectives. The investment objective of Growth Opportunities Fund is fundamental, which means that it may be changed only with shareholder approval. The investment objective of LVIP Baron Growth Opportunities Fund is non-fundamental, which means that it may be changed without shareholder approval.

Capital Asset Fund and LVIP Baron Growth Opportunities Fund

	Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
Investment Objective	The Fund Seeks capital appreciation through long-term investments in securities of small and medium-sized companies with undervalued assets or favorable growth prospects.	Identical.

Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund

	Growth Opportunities Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
Investment Objective	The investment objective of the Fund is long-term capital appreciation.	The Fund Seeks capital appreciation through long-term investments in securities of small and medium-sized companies with undervalued assets or favorable growth prospects.

Principal Investment Strategies of Each Fund

The Capital Asset Fund and the LVIP Baron Growth Opportunities Fund have substantially similar principal investment strategies. The Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund have similar, although not identical, principal investment strategies.

Capital Asset Fund and LVIP Baron Growth Opportunities Fund

	Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
Principal Investment Strategies

Under normal market conditions, the Fund pursues its objectives by investing for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. The Fund may invest in larger companies if the Adviser perceives an attractive opportunity in a larger company.

The Fund benchmarks its performance against the Russell 2000 Index.

Identical

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Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)

The Fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. A small sized company is defined as one having a market capitalization of under $2.5 billion. A mid-sized growth company is defined as one having a market capitalization of $2.5 billion to $8 billion.

The Fund purchases stocks in businesses that the adviser believes could double in value in four years after their purchase and then double again in the following four or five years. Of course, there can be no guarantee that the adviser will be successful in achieving the Fund’s objectives. Because of its long term approach, the fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The Fund may invest in larger companies if the adviser perceives an attractive opportunity in a larger company.

Identical

In making investment decisions for the Fund, the adviser seeks:

1. securities that have favorable price to value characteristics based on the adviser’s assessment of their prospects for future growth and profitability; and

2. businesses that are well managed, have significant long-term growth prospects and are attractively priced.

In making investment decisions for the Fund, the sub-adviser seeks:

1. securities that have favorable price to value characteristics based on the sub-adviser’s assessment of their prospects for future growth and profitability; and

2. businesses that the sub-adviser believes are well managed and are undervalued relative to their businesses’ long term growth prospects, future cash flows and asset values.

The adviser’s research process includes visits and interviews with company managements, their major competitors, and often their customers. The adviser also studies industry data, statistics and trends. The adviser looks for the ability of a company to grow substantially within a four or five year period following investment. The adviser looks for special business niches that it believes offer

29

Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)

favorable business opportunities and sustainable barriers to competition. The adviser also seeks what it believes are strong management capabilities, good employee morale, and the favorable reputations of in their communities.

The adviser’s analysts and portfolio managers also study an individual business’ financial strength and profitability. The Fund purchases stocks whose prices the adviser believes are undervalued relative to their businesses’ long term growth prospects, future cash flows and asset values. The Fund seeks to invest in businesses before their long term growth prospects are appreciated by other investors. The Fund may make significant investments in companies in which the adviser has the greatest conviction. Of course, there can be no guarantee the Fund will be successful at achieving its objectives.

The Fund has a long term outlook. The Fund often invests in businesses and maintains those investments for several years. The adviser does so hoping for significant business growth, and as a result, stock price appreciation over that time period. As long term investors in business, the Fund is designed for long term shareholders.

The Fund invests primarily in common stocks but may also invest in other equity-type securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. Securities are selected for their capital appreciation potential, and investment income is not a consideration.

The Fund may also use other investment strategies, to a lesser degree, to pursue its investment objective, including borrowing, derivatives, investment in debt securities, investment in foreign securities, illiquid and restricted securities. The Fund’s SAI describes these other investment strategies and the risks involved.

The Fund may purchase common stock, preferred stock and convertible securities. The Fund may also use other investment strategies, to a lesser degree, to pursue its investment objective, including borrowing and leverage and investment in foreign securities, IPOs, illiquid and restricted securities and Rule 144A securities. The Fund may also invest in debt securities, derivatives and exchange-traded funds. The Fund’s SAI describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the

30

Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)

Fund does so, different factors could affect fund performance and the Fund may not achieve its investment objective.

The Fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The trading costs associated with high portfolio turnover may adversely affect the Fund’s performance.

Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund

	Growth Opportunities Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
Principal Investment Strategies

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its assets in equity securities of small-cap and emerging growth companies and at least 80% of its assets in securities or instruments of issuers located in the United States.

The Fund’s performance is measured against the Russell Growth Index as a benchmark.

The Fund normally invests at least 80% of its assets in equity securities of small-cap and emerging growth companies and invests at least 80% of its assets in securities or instruments of issuers located in the United States. Small-cap companies are those companies with market capitalization similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600 Index at the time of the fund’s investment. The market capitalization of the Russell 2000 Growth Index and the S&P Small Cap 600 Index included companies with

Under normal market conditions, the Fund pursues its objectives by investing for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. The Fund may invest in larger companies if the Adviser perceives an attractive opportunity in a larger company.

The Fund benchmarks its performance against the Russell 2000 Index.

The Fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. A small sized company is defined as one having a market capitalization of under $2.5 billion. A mid-sized growth company is defined as one having a market capitalization of $2.5 billion to $8 billion.

The Fund purchases stocks in businesses that the adviser believes could double in value in four years after their purchase and then double again in the following four or

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Growth Opportunities Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)

capitalizations up to $[    ] billion as of [    ], 2006, and up to $[    ] billion, as of [    ], 2006, respectively.

The Fund will not sell a company’s securities solely because that company’s market capitalization rises above the fund’s definition of a small cap company.

In selecting securities, the fund emphasized those securities that fund management believes have above average prospects for earning growth. The Fund may also invest in securities that it believes are undervalued (when the price of a company’s stock is considered to be less than what the sub-adviser believes it is worth.)

The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earning’s prospects.

five years. Of course, there can be no guarantee that the adviser will be successful in achieving the Fund’s objectives. Because of its long term approach, the fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The Fund may invest in larger companies if the adviser perceives an attractive opportunity in a larger company.

In making investment decisions for the Fund, the sub-adviser seeks:

1. securities that have favorable price to value characteristics based on the sub-adviser’s assessment of their prospects for future growth and profitability; and

2. businesses that the sub-adviser believes are well managed and are undervalued relative to their businesses’ long term growth prospects, future cash flows and asset values.

The Fund may purchase common stock, preferred stock, and convertible securities. The Fund may also use other investment strategies, to a lesser degree, to pursue its investment objective, including borrowing and leverage and investment in foreign securities, IPOs, illiquid and restricted securities, and Rule 144A securities. The fund may also invest in debt securities, derivatives and exchange-traded funds. The Fund’s SAI describes these other investment strategies and the risks involved.	Identical

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g. over 100%) involves

Identical

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Growth Opportunities Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The trading costs associated with high portfolio turnover may adversely affect the Fund’s performance.

Principal Risks of Each Fund

Because the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund have identical investment objectives and substantially similar investment strategies, they are subject to substantially similar risks. Because the Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund have similar investment objectives and strategies, they are subject to similar, but not identical, risks.

Capital Asset Fund and LVIP Baron Growth Opportunities Fund

	Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
Principal Risks	The main risks of investing in the Fund are:	The main risks of investing in the Fund are:

Market Risk	Investing in the stock market is risky because equity securities fluctuate in value, often based on factors unrelated to the intrinsic value of the issuer. These issues may be due to political, economic or general market circumstances. Other factors may affect a single company or industry, but not the broader market. Because securities’ values fluctuate, when you sell your investment you may receive more or less money than you originally invested.	Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund’s stock investments and, therefore, the value of the fund’s shares held under your contract to fluctuate, and you could lose money.

Smaller Company Risk	The Fund’s adviser believes there is more potential for capital appreciation in smaller companies but there also may be more risk. Securities of small companies may not be well known to most investors and the securities may be thinly traded. Smaller company securities may fluctuate in price more widely than the stock market generally and may be more difficult to sell in market downturns. There is more reliance on the skills of a company’s management and on their continued tenure. This investment approach requires a long-term outlook and may require shareholders to assume more risk and to have more	Investing in stocks of medium and small-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The Fund runs a risk of increased and/or rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium and small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that medium and small-sized.

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	Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
patience than investing in the securities of larger, more established companies.

companies are less certain prospects for growth, a lower degree of liquidity in the markets for the stocks, and greater sensitivity to changing economic conditions.

Prices of medium and small-sized company stocks may fluctuate independently of larger company stock prices. Medium and small-sized company stocks may decline in price as large company stock prices rise, or rise in prices as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund’s shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

Large Position Risk	Even though the Fund is diversified, it may establish significant positions in companies in which the Fund’s adviser has the greatest conviction. If the stock price of one or more of those companies should decrease, it would have a big impact on the Fund’s net asset value. These large positions may represent a significant part of a company’s outstanding stock, and sales by the Fund could adversely affect stock prices. The Fund’s returns may be more volatile than those of a less concentrated portfolio.	This risk, while a consideration, is not characterized as a principal investment risk. Elements of this risk are implicitly included in other disclosed risks.

Long Term Outlook and Projections	The Fund is designed for long term investors who are willing to hold investments for a substantial period of time. The cash flows and valuations that the Fund’s adviser projects for a company may not be achieved, which would negatively impact the stock market price of that company.	This risk, while a consideration, is not characterized as a principal investment risk. Elements of this risk are implicitly included in other disclosed risks.

Growth Style Risk	This risk, while a consideration, is not characterized as a principal investment risk. Elements of this risk are implicitly included in other disclosed risks.	The Fund follows an investing style that favors growth investments. Historically, growth investments have performed best during the later stages of economic expansion. The growth investing style may over

34

Capital Asset Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
time go in and out of favor. At times when the growth investing style used by the fund is out of favor, the fund may underperform other equity funds that use different investment styles.

Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund

	Growth Opportunities Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
Principal Risks	The main risks of investing in the Fund are:	The main risks of investing in the Fund are:

Market Risk	Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund’s stock investments and, therefore, the value of the fund’s shares held under your contract to fluctuate, and you could lose money.	Identical

Smaller Company Risk

Small cap or emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails or if management changes, or if there are other adverse developments, the Fund’s investment in small cap or emerging growth company may lose substantial value.

Small cap and emerging growth companies’ securities general trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small cap or emerging growth companies requires a long term view.

Investing in stocks of medium and small-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The Fund runs a risk of increased and/or rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium and small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that medium and small-sized companies are less certain prospects for growth, a lower degree of liquidity in the markets for the stocks, and greater sensitivity to changing economic conditions.

Prices of medium and small-sized company stocks may fluctuate independently of larger company stock prices. Medium and small-sized company stocks may decline in price as large company stock prices rise, or rise in

35

	Growth Opportunities Fund (Your Fund)	LVIP Baron Growth Opportunities Fund (Acquiring Fund)
prices as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund’s shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

Growth Style Risk	The Fund follows an investing style that favors growth investments. Historically, growth investments have performed best during the later stages of economic expansion. The growth investing style may over time go in and out of favor. At times when the growth investing style used by the fund is out of favor, the fund may under perform other equity funds that use different investment styles.	Identical

Fundamental Investment Restrictions

Each Fund is required by law to adopt a policy with respect to each of the following types of activities: (1) its status as a diversified or non-diversified fund; (2) borrowing money; (3) the issuance of senior securities; (4) engaging in the business of underwriting securities issued by other persons; (5) concentrating investments in a particular industry or group of industries; (6) the purchase and sale of real estate commodities; (7) the purchase or sale of commodities; and (8) the making of loans to other persons. These policies are considered to be fundamental because they may only be changed by a vote of shareholders. Each Fund’s policies with respect to each of these activities is shown Exhibit D. The policies with respect to each of these activities applicable to the Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund are identical and are shown together. The policies of the Capital Asset Fund differ in some respects from the policies of the LVIP Baron Growth Opportunities Fund and those differences, where material, are discussed in Exhibit D.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

The operations of the Baron Trust (which includes the Capital Asset Fund) and the Lincoln Trust (which includes the Growth Opportunities Fund and the LVIP Baron Growth Opportunities Fund) are governed by the Declaration of Trust and By-Laws of the Baron Trust, the Declaration of Trust and By-Laws of the Lincoln Trust, respectively, and applicable Delaware law. As discussed below, certain of the differences between the Baron Trust and the Lincoln Trust derive from differences in the provisions of the Declarations of Trust and By-Laws. Contract Owners entitled to instruct the Insurance Companies to vote

36

at the Meeting may obtain a copy of the Baron Trust’s Declaration of Trust and By-Laws and/or the Lincoln Trust’s Agreement and Declaration of Trust and By-Laws, without charge, upon request to the Baron Trust and/or the Lincoln Trust at the addresses set forth in this proxy statement.

Form of Organization

As noted above, the Baron Trust and the Lincoln Trust are both organized as Delaware statutory trusts. The Baron Trust and the Lincoln Trust are both open-end management investment companies registered with the SEC under the 1940 Act and each is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Baron Trust consist of the Capital Asset Fund. The series of the Lincoln Trust consist of the Growth Opportunities Fund, the LVIP Baron Growth Opportunities Fund, and other series of various asset classes. Both the Baron Trust and the Lincoln Trust currently offer shares primarily to insurance company separate accounts to serve as investment vehicles for variable annuity and variable life insurance policies.

Capitalization

Shares of the Capital Asset Fund are offered in one class (Insurance Shares) and represent an equal interest in that Fund. Shares of the Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund are offered in two classes (Standard Class and Service Class). Shares of the classes of the Growth Opportunities Fund and LVIP Baron Growth Opportunities Fund will represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees.

Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the respective Boards of Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Shareholders of a Fund, which are organized as a Delaware statutory trust, generally have no personal liability for the Fund’s obligations.

Shareholder Voting Rights

None of the Funds, each a series of a Delaware statutory trust, holds annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders. For the Baron Trust, a shareholder meeting may be called at any time by the Trustees of the Baron Trust and shall be called by any Trustee of the Baron Trust for any proper purpose upon written request of shareholders of the Baron Trust (or any series or class thereof) holding in the aggregate at least 51% of the outstanding shares of the Baron Trust (or such series or class, as the case may be). For the Lincoln Trust, the Board of Trustees, the chairperson of the board or the president may call a shareholder meeting. To the extent required by the 1940 Act, meeting of the shareholders for the purpose of voting on the removal of any Trustee shall be called promptly by the Trustees upon the written request of shareholders holding at least 10% of the outstanding shares of the Baron Trust or Lincoln Trust, as applicable, entitled to vote.

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Appraisal Rights

Under the laws of the State of Delaware, neither the shareholders of Capital Asset Fund nor the Growth Opportunities Fund have appraisal rights in connection with a combination or acquisition of the assets of another fund.

PURCHASE AND REDEMPTION OF LVIP BARON GROWTH OPPORTUNITIES FUND SHARES

The LVIP Baron Growth Opportunities Fund sells its shares directly or indirectly to the Insurance Companies. The Insurance Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The LVIP Baron Growth Opportunities Fund sells and redeems its shares, without charge, at its NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The LVIP Baron Growth Opportunities Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

The Adviser, its affiliates, including Lincoln Financial Distributors, Inc. (“LFD”), and/or the LVIP Baron Growth Opportunities Fund’s Sub-Adviser, may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Funds and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the LVIP Baron Growth Opportunities Fund’s shares, as such payments are not made from Fund assets.

Net Asset Value

The LVIP Baron Growth Opportunities Fund determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. The LVIP Baron Growth Opportunities Fund determines its NAV by:

•	Adding the values of all securities investments and other assets;

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•	Subtracting liabilities (including dividends payable); and

•	Dividing by the number of shares outstanding.

The LVIP Baron Growth Opportunities Fund’s securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

The LVIP Baron Growth Opportunities Fund typically values its securities investments as follows:

•

Equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and

•	Debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and

•	Fixed income securities with a maturity of less than sixty days are priced at amortized cost.

In certain circumstances, the LVIP Baron Growth Opportunities Fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the Fund’s Board of Trustees. When the LVIP Baron Growth Opportunities Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The LVIP Baron Growth Opportunities Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The LVIP Baron Growth Opportunities Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Share Classes

The LVIP Baron Growth Opportunities Fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Lincoln Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Lincoln Trust may pay the insurance companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. The Lincoln Trust would pay each third party for these services pursuant to a written agreement with that third party.

The Plan fee may be adjusted by the Lincoln Trust’s Board of Trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

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MORE INFORMATION ABOUT THE LVIP BARON GROWTH OPPORTUNITIES FUND

Management of the Fund

The LVIP Baron Growth Opportunities Fund’s business and affairs are managed under the direction of its Board of Trustees. The Board of Trustees has the power to amend the Lincoln Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.

Manager of Managers. The LVIP Baron Growth Opportunities Fund has obtained an exemptive order from the SEC that permits the Fund to employ a “manager of managers” structure. Pursuant to the order, JPIA will be permitted to enter into and materially amend a sub-advisory agreement with a sub-adviser without shareholder approval. The exemptive relief applies to, among other situations, the replacement of a sub-adviser whose sub-advisory agreement has terminated as a result of an “assignment” of the agreement. The relief also permits the Fund to employ two or more sub-advisers at the same time. The Board of Trustees must continue to approve the Fund entering into or renewing any sub-advisory agreement.

Investment Adviser and Sub-Adviser.

Currently, JPIA serves as the investment adviser for the LVIP Baron Growth Opportunities Fund. JPIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation. JPIA’s address is One Granite Place, Concord, New Hampshire 03301. JPIA (or its predecessors) has served as an investment adviser to mutual funds for over thirty years. JPIA will engage BAMCO, Inc. (“BAMCO”) to serve as the LVIP Baron Growth Opportunities Fund’s sub-adviser and to make the day-to-day investment decisions for the LVIP Baron Growth Opportunities Fund upon the closing of the Reorganization of the Capital Asset Fund.

JPIA is responsible for overseeing any sub-advisers and for making recommendations to the Fund’s Board relating to hiring and replacing the Fund’s sub-adviser.

Advisory/Sub-Advisory Fees and Portfolio Manager. The following chart lists the Fund’s investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser, and portfolio manager. The SAIs provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

LVIP Baron Growth Opportunities Fund

Adviser: JPIA. The Fund has not commenced operations; therefore, it has not paid any advisory fees to date.

Sub-Adviser: BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153. BAMCO will become responsible for the day-to-day management of the Fund upon the closing of the Reorganization of the Capital Asset Fund.

Portfolio Manager: Ronald Baron will serves as portfolio manager of the fund. Mr. Baron is the founder, chief executive officer and chairman of BAMCO, Inc. and the Baron Capital Group, Inc. (“BCG”) and, with his family, is the principal owner of BCG and will become responsible for day-to-day management of the Fund.

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The LVIP Baron Growth Opportunities Fund’s name, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different sizes.

Market Timing

Frequent, large, or short-term transfers among the series of the Lincoln Trust, including the LVIP Baron Growth Opportunities Fund, such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the LVIP Baron Growth Opportunities Fund’s portfolio, and increase brokerage and administrative costs of the Fund, and as a result, the Fund discourages such trading activity. As an effort to protect the Fund investors and the Fund from potentially harmful trading activity, the Fund utilizes certain market timing policies and procedures that have been approved by the Fund’s Board of Trustees (the “Market Timing Procedures”). The Market Timing Procedures are designed to detect and prevent such transfer activity among other mutual funds supporting the insurance contracts, that may adversely affect Fund investors.

The LVIP Baron Growth Opportunities Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The Fund will exercise this right if, among other things, the Fund identifies an investor as a “market timer” under the Market Timing Procedures.

While the LVIP Baron Growth Opportunities Fund has Market Timing Procedures, the Fund, in seeking to identify market timing, also relies on the insurance companies that hold shares of the Fund in separate accounts to support the insurance contracts. The Fund receives purchase, exchange and redemption orders through omnibus accounts maintained for the Fund. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients’ transactions and ownership positions. In accordance with SEC rules, by April 16, 2007, the Fund will enter into an agreement with any insurance company that holds Fund shares in an omnibus account to help detect and prevent market timing in the Fund’s shares. The agreement generally will require such insurance company to (i) provide, upon request by the Fund, certain identifying and accounting information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner who the Fund has identified as a market timer.

As part of the Market Timing Procedures, the LVIP Baron Growth Opportunities Fund reviews periodic trade reports for unusual activity that may be suggestive of market timing. The Fund maintains guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the Fund contacts the applicable insurance company. If the Fund identifies the contract owner as a “market timer,” the insurance company will follow the procedures for restricting the contract owner’s trading activity.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund’s ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to be engaged in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.

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As a result of these noted limitations, there is no guarantee that the LVIP Baron Growth Opportunities Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. If the Fund is unable to detect market timers, Contract Owners may experience dilution in the value of Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term investment returns.

In the Baron Growth Opportunity Fund’s sole discretion, it may revise the Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund also reserves the right to implement and administer redemption fees in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the LVIP Baron Growth Opportunities Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Distributions and Federal Income Tax Considerations

The LVIP Baron Growth Opportunities Fund’s policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class of the Fund at no charge.

Since all the shares of the LVIP Baron Growth Opportunities Fund will be owned directly or indirectly by the Insurance Companies, except where specifically stated, this Proxy Statement/Prospectus does not discuss the federal income tax consequences at the Contract Owner level. For information concerning the federal income tax consequences to Contract Owners, see the prospectus for the variable account.

Certain Management Considerations

The LVIP Baron Growth Opportunities Fund may accept investments from the Lincoln Profile Funds, separate investment series of the Lincoln Trust that operate as “fund of funds.” From time to time, the LVIP Baron Growth Opportunities Fund may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s portfolio management. For example, the Fund may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

GENERAL INFORMATION

Share Ownership

The number of shares each Fund had outstanding as of [the Record Date/                    , 2006] is listed in the table at Exhibit E. The applicable Contract Owners of the Capital Asset Fund are entitled to instruct the Insurance Companies on the manner in which to vote the shares of the Capital Asset Fund attributable to their variable annuity contract or variable life insurance policy at the meeting. The applicable Contract

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Owners of the Growth Opportunities Fund are entitled to instruct Lincoln Life, on the manner in which to vote the shares of the Growth Opportunities Fund attributable to their variable annuity contract or variable life insurance policy at the meeting.

To the knowledge of the Baron Trust, as of [the Record Date/                    , 2007], no person, except as set forth in the table at Exhibit E, owned of record 5% or more of the outstanding shares of the Capital Asset Fund. To the knowledge of the Lincoln Trust, as of [the Record Date/                    , 2007], no person, except as set forth in the table at Exhibit E, owned of record 5% or more of the outstanding shares of any class of the Growth Opportunities Fund or the LVIP Baron Growth Opportunities Fund. To the knowledge of the Lincoln Trust, as of [the Record Date/                    , 2007], no person, except as set forth in the table at Exhibit E, beneficially owned more than 5% of any class of any of the Growth Opportunities Fund’s or the LVIP Baron Growth Opportunities Fund’s outstanding shares. On [the Record Date/                    , 2007], no Trustee or executive officer of the Baron Trust owned any separate account units attributable to more than one percent of the assets of any class of the Capital Asset Fund. On [the Record Date/                    , 2007], no Trustee or executive officer of the Lincoln Trust owned any separate account units attributable to more than one percent of the assets of any class of the Growth Opportunities Fund or the LVIP Baron Growth Opportunities Fund.

Voting Information

Capital Asset Fund

Voting instructions solicitations will be made primarily by mail, but beginning on or about [ ], 2007 voting instructions solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of [ ], its affiliates or other representatives of Capital Asset Fund (who will not be paid for their soliciting activities). In addition, voting instructions solicitations may be made by a third-party vendor, Capital Asset Fund’s proxy solicitor. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures (estimated at $            ) will be shared by BAMCO, Inc. and Lincoln Life.

At the meeting of Capital Asset Fund shareholders, the Insurance Companies will vote shares of the Capital Asset Fund held in the Accounts, as of the Record Date, in accordance with the instructions received from Contract Owners for whose accounts such shares are held. The Insurance Companies will generally vote the Capital Asset Fund shares held by the Accounts for which no timely instructions are received in proportion to the voting instructions which are received. The effect of this proportional voting is that a small number of Contract Owners may determine the outcome of a vote.

Growth Opportunities Fund

In addition to the solicitation of proxy cards by mail, officers and employees of the Lincoln Trust, without additional compensation, may solicit proxy instructions in person, by telephone, and electronically, including through the Internet. The Lincoln Trust may engage a third-party vendor to solicit proxies from Contract Owners for an approximate fee, including out-of-pocket expenses, ranging between $1,000 and $10,000. Lincoln Life will bear the costs of the Reorganization, which include preparation of the Proxy Statement/Prospectus, printing and distributing the Growth Opportunities Fund’s proxy materials, legal fees, accounting fees, and expenses of holding shareholders’ meetings.

At the meeting, Lincoln Life and Lincoln New York will vote the Growth Opportunities Fund’s shares held in the Accounts for which they are record owners, in accordance with the instructions received from Contract Owners whose purchase payments were invested, as of the Record Date, in the Growth Opportunities Fund by the Accounts. For all Accounts that support variable annuity contracts, the

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number of votes which a Contract Owner may cast when instructing us how to vote is determined by applying the Contract Owner’s percentage interest in a Fund to the total number of votes attributable to the Growth Opportunities Fund. In determining the number of votes, fractional shares will be recognized. The number of votes which a Contract Owner of a variable life insurance policy may cast when instructing us how to vote is determined as one vote for each $100 of cash value.

Lincoln Life and Lincoln New York will vote the Growth Opportunities Fund’s shares held by the Accounts for which no timely instructions are received in proportion to the voting instructions which are received. The effect of this proportional voting is that a small number of Contract Owners may determine the outcome of a vote. If voting instructions are properly executed and received in a timely manner but they contain no voting directions, the votes represented by those cards will be cast FOR the proposals considered at the meeting.

Any Contract Owner who provides voting instructions has the power to revoke the instructions by (1) delivering to the Secretary of the Lincoln Trust (at the offices of the Lincoln Trust) written notice of revocation, or (2) submitting superseding voting instructions, in each case at any time prior to the date of the meeting. Contract Owners may also revoke prior voting instructions by voting in person at the meeting. To the extent that Growth Opportunities Fund shares are owned directly by other series of the Lincoln Trust that operate as “funds of funds,” the funds of funds will “echo” vote those shares directly in the same proportion as all other votes received from the other holders of Growth Opportunities Fund shares.

Quorum

Capital Asset Fund

A quorum of the Capital Asset Fund shareholders (i.e., the Insurance Companies as the record owners of the Capital Asset Fund’s shares) is necessary to hold a valid meeting with respect to that Fund and to consider the proposals in this Proxy Statement/Prospectus. The presence in person or by proxy of holders of thirty-three and one-third percent (33 1/3%) of the total number of shares of Capital Asset Fund then outstanding and entitled to vote at any shareholders’ meeting constitutes a quorum for the Capital Asset Fund.

Growth Opportunities Fund

A quorum of the Growth Opportunities Fund shareholders is necessary to hold a valid meeting with respect to that Fund and to consider the proposals in this Proxy Statement/Prospectus. The holders of thirty-three and one-third percent (33 1/3%) of the outstanding shares of the Growth Opportunities Fund on the Record Date present, in person or by proxy, at the meeting shall constitute a quorum.

Votes Necessary to Approve Proposals

Capital Asset Fund

Approval of Proposal 1 will require the affirmative vote of a majority of the shares present in person or represented by proxy and entitled to vote at a shareholders’ meeting duly called and at which a quorum is present. Shareholders of the Capital Asset Fund are entitled to one vote for each full share. Fractional shares are entitled to proportional voting rights.

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Growth Opportunities Fund

Approval of Proposal 1 requires the affirmative vote of a majority of the shares present in person or represented by proxy and entitled to vote at a shareholders’ meeting duly called and at which a quorum is present. Shareholders of the Growth Opportunities Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Effect of Abstentions and Broker Non-Votes

For both Capital Asset Fund and Growth Opportunities Fund, abstentions with respect to any proposal will count as present for purposes of establishing a quorum for a Fund, but will not count as votes cast. Broker non-votes, (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary voting power) will be treated the same as abstentions. Accordingly, abstentions and broker non-votes will effectively be a vote against Proposal 1, for which the required vote is a percentage of the outstanding voting securities and will have no effect on a vote for adjournment.

Adjournment

Capital Asset Fund

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the meeting. In determining whether to adjourn the meeting with respect to a proposal, the following factors may be considered by the persons named as proxies: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated above, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting.

Growth Opportunities Fund

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the meeting. In determining whether to adjourn the meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated above, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting.

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Other Information

Capital Asset Fund

The principal office of the Baron Trust is located at 767 Fifth Avenue, New York, New York 10153. The current investment adviser of the Baron Trust, BAMCO, Inc., is located at 767 Fifth Avenue, New York, New York 10153. Baron Capital, Inc., an affiliate of BAMCO, Inc., the distributor of the Capital Asset Fund, is located at 767 Fifth Avenue, New York, NY 10153. The Bank of New York, located at One Wall Street, New York, NY 10286, is the custodian of the Capital Asset Fund’s cash and securities. DST Systems, Inc. located at 430 West 7th Street, Kansas City, MO 64105 is the transfer agent and dividend agent.

Growth Opportunities Fund

The principal office of the Lincoln Trust is located at 1300 South Clinton Street, Fort Wayne, Indiana 46802. The current investment adviser of the Lincoln Trust, Delaware Management Company, is located at 2005 Market Street, Philadelphia, Pennsylvania 19103, and the Lincoln Trust’s service providers for certain accounting functions and financial reporting, Delaware Management Holdings, Inc. and Delaware Service Company, Inc., are also located at 2005 Market Street, Philadelphia, Pennsylvania 19103. The Lincoln National Life Insurance Company, which provides various administrative services to the Lincoln Trust, is located at 1300 South Clinton Street, Fort Wayne, Indiana 46802.

LVIP Baron Growth Opportunities Fund

The principal office of the Trust is located at 1300 South Clinton Street, Fort Wayne, Indiana 46802. The investment adviser of the LVIP Baron Growth Opportunities Fund, JPIA, is located at One Granite Place, Concord, New Hampshire 03301, and the Trust’s service providers for certain accounting functions and financial reporting, Delaware Management Holdings, Inc. and Delaware Service Company, Inc., are also located at 2005 Market Street, Philadelphia, Pennsylvania 19103. The Lincoln National Life Insurance Company, which provides various administrative services to the Trust, is located at 1300 South Clinton Street, Fort Wayne, Indiana 46802.

Other Business

To the knowledge of the Baron Trust’s Board of Trustees and the Lincoln Trust’s Board of Trustees, there is no other business to be brought before the meeting. However, if other matters do properly come before the meeting, the Insurance Companies intend to vote the Capital Asset Fund’s shares and Growth Opportunities Fund’s shares in accordance with the judgment of the Baron Trust’s Board and the Lincoln Trust’s Board, respectively, on such matters.

Contract Owner Proposals

Capital Asset Fund

Shareholders and Contract Owners of the Capital Asset Fund wishing to submit proposals in a proxy statement for a shareholder meeting subsequent to this meeting, if any, should send their written proposals to the Secretary of the Capital Asset Fund a reasonable time before the Capital Asset Fund begins to print and mail its proxy materials for such meeting. Any such proposal submitted outside of the processes set forth in Rule 14a-8 promulgated under the Exchange Act is considered untimely if it has not been received a reasonable time before the mailing of the Fund’s proxy materials for such meeting. The timely submission of a proposal does not guarantee its inclusion.

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Growth Opportunities Fund

Under authority granted the Trustees by the Bylaws of the Lincoln Trust, and pursuant to applicable law, special meetings are called as required. Contract Owners desiring to hold their own proxy solicitations in order to submit proposals in years in which the annual meeting is not held may require that a special meeting be called if they can obtain the written request of Contract Owners indirectly representing certain stipulated percentages of the outstanding voting securities of the Growth Opportunities Fund. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Lincoln Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Lincoln Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. A Contract Owner wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send his or her written proposals to the Secretary of the Lincoln Trust at 1300 South Clinton Street, Fort Wayne, Indiana 46802. Proposals must be received a reasonable time before the Fund begins to print and mail the proxy materials for the meeting. More detailed information on these procedures may be obtained from Lincoln Life or Lincoln New York.

Communications to the Board

Capital Asset Fund

Shareholders who wish to communicate to the full Board or to any individual Trustee may address correspondence to the Baron Trust, c/o Baron Capital, Inc., at 767 Fifth Avenue, New York, NY 10153. Trust management will promptly forward all such correspondence to the intended recipient(s).

Growth Opportunities Fund

Shareholders who wish to communicate to the full Board or to any individual Trustee may address correspondence to the Lincoln Trust, c/o The Lincoln National Life Insurance Company at 1300 S. Clinton Street, Fort Wayne, IN 46802. Trust management will promptly forward all such correspondence to the intended recipient(s).

Legal Matters

Certain legal matters concerning the issuance of shares of the LVIP Baron Growth Opportunities Fund will be passed upon by Dechert, LLP, 4675 McArthur Court, Suite 1400, Newport Beach, CA 92660.

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EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit A – Form of Agreement and Plan of Reorganization relating to the Capital Asset Fund

Exhibit B – Form of Agreement and Plan of Reorganization relating to the Growth Opportunities Fund

Exhibit C – Management’s Discussion of Fund Performance and Financial Highlights

Exhibit D – Comparison of Fundamental Investment Restrictions

Exhibit E – Ownership of Shares as of Record Date

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EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of January 8, 2007, by and between Lincoln Variable Insurance Products Trust, a statutory trust formed under the laws of the State of Delaware (the “Lincoln Trust”), and Baron Capital Funds Trust, a statutory trust formed under the laws of the State of Delaware (the “Baron Trust”), on behalf of itself and its series, the Baron Capital Asset Fund (the “Baron Fund”).

W I T N E S S E T H:

WHEREAS, the Baron Trust was organized as a statutory trust under the laws of the State of Delaware pursuant to an Agreement and Declaration of Trust dated November 20, 1997, as amended to the date hereof (the “Baron Declaration of Trust”), pursuant to which it is authorized to issue an unlimited number of shares of beneficial interest which, as of the date of this Agreement, have been divided into different series, each series, including the Baron Fund, constituting a separate and distinct series of the Baron Trust;

WHEREAS, the Baron Fund currently has one class of shares, the Insurance Shares Class;

WHEREAS, BAMCO, Inc. (“Baron”) provides management and investment advisory services to the Baron Fund;

WHEREAS, the Lincoln Trust was organized at the initiative of The Lincoln National Life Insurance Company (“Lincoln”) as a statutory trust under the laws of the State of Delaware pursuant to an Agreement and Declaration of Trust dated February 1, 2003, as amended (the “Lincoln Declaration of Trust”), pursuant to which the Lincoln Trust is authorized to issue an unlimited number of shares of beneficial interest which, as of the date of this Agreement, have been divided into different series, each series constituting a separate and distinct series of the Lincoln Trust;

WHEREAS, the Lincoln Trust and Baron Trust desire to provide for a reorganization (the “Reorganization”) consisting of (w) the Baron Fund’s sale, assignment, transfer, conveyance and delivery of all of its Assets (as defined below) to a new series of the Lincoln Trust to be established prior to the Closing (as defined below) (the “Lincoln Fund”), (x) the assumption by the Lincoln Fund of the Liabilities (as defined below) of the Baron Fund, (y) the Lincoln Fund’s issuance of a certain number of its Service Class shares of beneficial interest (all such shares, whether or not issued and outstanding, “Lincoln Fund Shares”) to the Baron Fund and (z) the distribution by the Baron Fund, on the Closing Date or as soon thereafter as practicable, of those Lincoln Fund Shares to the shareholders of the Baron Fund in liquidation and termination of the Baron Fund, all upon the terms and conditions set forth in this Agreement;

WHEREAS, the Lincoln Trust and the Baron Trust intend that this Reorganization qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and adopt the Agreement as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Code;

WHEREAS, the Board of Trustees of the Baron Trust, on behalf of the Baron Fund, has determined that the Reorganization is in the best interests of the shareholders of the Baron Fund.

NOW, THEREFORE, in consideration of the mutual promises contained herein, and intending to be legally bound hereby, the parties hereto agree as follows:

DEFINITIONS. AS USED HEREIN (INCLUDING IN THE SCHEDULES ATTACHED HERETO) THE FOLLOWING TERMS HAVE THE MEANINGS PROVIDED BELOW:

“Action” means any claim, action, suit, arbitration, inquiry, proceeding or investigation by or before any Governmental Authority.

“Advisers Act” means the Investment Advisers Act of 1940, as amended.

“Affiliate” of another Person is any Person who is an “Affiliated person” of such other Person under Section 2(a)(3) of the Investment Company Act.

“Agreement” has the meaning given to it in the Recitals.

“Assets” means, with respect to the Baron Fund or the Lincoln Fund, all of such fund’s assets and property (except for those intellectual property rights that are subject to a separate license agreement between Baron (or one of its Affiliates) and Lincoln or the Lincoln Trust), including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, cash equivalents, goodwill, rights, rights under Contracts, claims (whether absolute or contingent, known or unknown) or deferred or prepaid expenses, intangible property and all books and records of such fund; provided that the term “Assets” does not include any of the Contracts listed on Schedule 5.1(g) hereof or any rights under such Contracts.

“Baron” has the meaning given to it in the Recitals.

“Baron Declaration of Trust” has the meaning given to it in the Recitals.

“Baron Fund” has the meaning given to it in the Recitals.

“Baron Fund Shareholders Meeting” has the meaning given to it in Section 6.3.

“Baron Fund Shares” means the shares of the Baron Fund.

“Baron Fund Shareholders” has the meaning given to it in Section 0.

“Baron Trust” has the meaning given to it in the Recitals.

“Business” means the services provided by Baron or its Affiliates to the Baron Fund together with the activities of the Baron Fund.

“Business Day” means any day on which the New York Stock Exchange is open for trading.

“Closing” has the meaning given to it in Section 0.

“Closing Date” has the meaning given to it in Section 0.

“Code” has the meaning given to it in the Recitals.

“Contract” means any contract, agreement, note, bond, mortgage, franchise, loan, lease, license, guarantee or binding commitment (whether written or oral).

“Effective Time” has the meaning given to it in Section 0.

“Exchange Act” means the Securities Exchange Act of 1934, as amended.

“Financial Statements” has the meaning given to it in Section 0.

“GAAP” means generally accepted accounting principles as used in the United States of America.

“Governmental Authority” means any federal, national, state, provincial, local, foreign or similar government, governmental, regulatory, or administrative authority, agency or commission or any court, tribunal, or judicial or arbitral body and any governmental or non-governmental Self-Regulatory Organization.

“Governmental Order” means any order, writ, judgment, injunction, decree, stipulation, determination or award entered by any Governmental Authority.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“Knowledge” means (a) with respect to an individual, the actual knowledge of such individual and (b) with respect to a non-natural Person, the actual knowledge of any executive officer of such Person or of such Person’s general partner or managing member.

“Law” means any federal, national, state, provincial, local, foreign or similar statute, law, ordinance, regulation, rule, code, order, requirement or rule of law (including common law).

“Legacy Fund Participation Agreements” has the meaning given to it in Section 0.

“Liabilities” means any debts, liabilities and obligations, whether accrued or fixed, absolute or contingent, matured or unmatured or determined or determinable, including those arising under any Law, Action or Governmental Order, and which, in each case, are reflected in the statement of the Assets and Liabilities delivered pursuant to Section 0.

“Lincoln” has the meaning given to it in the Recitals.

“Lincoln Declaration of Trust” has the meaning given to it in the Recitals.

“Lincoln Fund” has the meaning given to it in the Recitals.

“Lincoln Fund Custodian” has the meaning given to it in Section 0.

“Lincoln Fund Shares” has the meaning given to it in the Recitals.

“Lincoln Trust” has the meaning given to it in the Recitals.

“Material Adverse Effect” means a circumstance, change or effect that, either individually or in the aggregate with all other circumstances, changes or effects, (a) with respect to any Person, is or is reasonably likely to be materially adverse to the financial condition, business, operations, or results of operations of such Person or to the ability of such Person to consummate the transactions contemplated hereby, (b) with respect to the Baron Fund or the Baron Trust, is or is reasonably likely to be materially adverse to the prospects of the Business, (c) with respect to the Lincoln Fund or the Lincoln Trust, is or is reasonably likely to be materially adverse to its prospects as they relate to its operation of the Business, or (d) is or is reasonably likely to materially and adversely affect the ability of Lincoln or the Lincoln Fund to operate the Business as it is currently conducted, except in each case for any such circumstance, change or effect arising from or attributable to (i) conditions or changes in the stock markets or other financial markets that affect the insurance industry or asset management industry generally, (ii) changes in the Business after the date hereof that are attributable, directly or indirectly, to actions taken by Lincoln or its Affiliates, and (iii) changes that result from this Agreement, the Transaction Agreement, the announcement of this Agreement or the Transaction Agreement, or the transactions contemplated hereby or thereby.

“NASD” means The National Association of Securities Dealers, Inc.

“New Advisory Agreement” means the Investment Advisory Agreement into which a designee of Lincoln that is a registered investment adviser under the Advisers Act will enter with the Lincoln Trust and pursuant to which the Lincoln designee will provide investment management and advisory services to the Lincoln Fund after the Reorganization.

“Person” means any individual, general partnership, limited partnership, firm, corporation, limited liability company, association, trust, unincorporated organization or other entity, as well as any syndicate or group that would be deemed to be a person under Section 13(d)(3) of the Exchange Act.

“Registration Statement” has the meaning given to it in Section 6.7.

“Reorganization” has the meaning given to it in the Recitals.

“SEC” means the United States Securities and Exchange Commission.

“Securities Act” means the Securities Act of 1933, as amended.

“Self Regulatory Organization” means the NASD, the Municipal Rulemaking Board, each national securities exchange and each other commission, board, agency or body that is charged by a Governmental Authority with the supervision or regulation of brokers, dealers, securities underwriting or trading, stock exchanges, commodities exchanges, investment companies or investment advisers.

“Shareholder Reorganization Approval” has the meaning given to it in Section 0.

“Sub-Advisory Agreement” means the Investment Sub-Advisory Agreement into which Baron will enter with the investment adviser to the Lincoln Fund and pursuant to which Baron will provide sub-advisory services to the Lincoln Fund after the Reorganization.

“Transaction Agreement” means that certain Transaction Agreement, dated as of the date hereof, between Baron and Lincoln.

“Transfer Agent” has the meaning given to it in Section 0.

“Valuation Date” has the meaning given to it in Section 0.

TRANSFER OF ASSETS AND ASSUMPTION OF LIABILITIES; LIQUIDATION AND DISSOLUTION OF THE BARON FUND.

Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Closing, the Baron Fund agrees to sell, assign, transfer, convey and deliver all of its Assets, free and clear of all liens and encumbrances, to the Lincoln Fund and the Lincoln Fund agrees, in exchange therefor: (i) to issue to the Baron Fund, without the imposition of a sales load, commission or other similar fee, the number of Lincoln Fund Shares, including fractional Lincoln Fund Shares, determined in the manner set forth in Section 3.2 , all of which shall be duly authorized and validly and legally issued and outstanding, fully paid and non-assessable, and offered and sold in compliance with applicable registration requirements of all applicable federal and state securities Laws, and (ii) to assume all of the Liabilities of the Baron Fund.

Without limiting the rights of the Lincoln Fund under Section 2.1, within a reasonable period of time following the Closing Date, the Lincoln Fund shall be entitled to receive (or to the extent agreed upon between the Baron Fund and the Lincoln Fund, be provided access to) copies of all records that the Baron Fund maintains under the Investment Company Act and the rules of the SEC thereunder to the extent such records pertain to the Baron Fund.

On or as soon as reasonably practicable prior to the Closing Date, the Baron Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions (unless such dividend or distribution would be prohibited by section 19 of the Investment Company Act or the rules thereunder) so that it will have distributed substantially all (and in no event less than 98%) of its net tax-exempt income, investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryover), if any, for the current taxable year through the Closing Date.

On or as soon after the Closing Date as is reasonably practicable the Baron Fund shall distribute pro rata to its shareholders of record (the “Baron Fund Shareholders”), determined as of the close of trading on the Closing Date, the Lincoln Fund Shares issued to the Baron Fund pursuant to Section 0 hereof in furtherance of the Reorganization. Such distribution will be accomplished by the transfer by the Baron Fund of the Lincoln Fund Shares then credited to the account of the Baron Fund on the books of the Lincoln Fund to open accounts on the share records of the Lincoln Fund established and maintained by the Lincoln Fund’s transfer agent in the names of the Baron Fund Shareholders. All issued and outstanding shares of the Baron Fund will simultaneously be cancelled on the books of the Baron Fund. The Lincoln Fund shall not issue certificates representing the Lincoln Fund Shares in connection with such exchange.

As promptly as reasonably practicable following the Closing Date, the Baron Fund will take all necessary action to effect its deregistration as an investment company under the Investment Company Act in accordance with the rules and regulations of the SEC and shall subsequently voluntarily dissolve in accordance with the requirements of the laws of the State of Delaware and in accordance with its organizational documents.

Notwithstanding Section 0, any reporting responsibility of the Baron Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other regulatory authority, is and shall remain the sole responsibility of the Baron Trust, on behalf of the Baron Fund.

VALUATION

The net asset value of the Lincoln Fund Shares outstanding and the net asset value of the Baron Fund shall, in each case, be determined as of 4:00 p.m., Eastern time, on the Business Day preceding the Closing Date (the “Valuation Date”), after the declaration and/or payment of any dividends or other distributions on or prior to that date. The net asset value of the Lincoln Fund Shares outstanding and the Baron Fund shall be computed in accordance with the standards of the Investment Company Act and, in the case of the net asset value of the Lincoln Fund Shares, in accordance with the methods described in the Lincoln Fund’s Prospectus and Statement of Additional Information and, in the case of the net asset value of the Baron Fund, in accordance with the methods described in the Prospectus and Statement of Additional Information of the Baron Fund, and an officer of the Lincoln Trust, on behalf of the Lincoln Fund, and an officer of the Baron Trust, on behalf of the Baron Fund, shall certify in writing at the Closing that such computation has been made in accordance with such standards and methods.

The number of Lincoln Fund Shares to be issued (including fractional shares, if any) to the Baron Fund pursuant to Section 0 shall equal the quotient of the net asset value of the Baron Fund, as determined in accordance with Section 0, divided by the net asset value of one outstanding Lincoln Fund Share, as determined in accordance with Section 0. For the avoidance of doubt, the parties intend that immediately following the Closing, the Lincoln Fund Shares issued to the Baron Fund pursuant hereto shall have an aggregate net asset value (as if valued at that moment in accordance with the standards of the Investment Company Act and the method described in the Lincoln Fund’s Prospectus and Statement of Additional Information) equal to the net asset value of the Baron Fund that was determined at the Valuation Date in accordance with Section 0.

CLOSING AND CLOSING DATE

On and subject to the terms and conditions of this Agreement, and unless otherwise agreed to by the parties, the closing of the Reorganization (the “Closing”) shall be held at the offices of Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, Pennsylvania, at 10:00 a.m., Eastern time, on the first Business Day that occurs at least one (1) Business Day after the date on which all conditions specified in Articles 0, 0 and 0 have been satisfied or waived (the “Closing Date”). All acts taking place at the Closing shall be deemed to have taken place for all purposes of this Agreement simultaneously as of 4:00 p.m., Eastern time, on the Valuation Date (the “Effective Time”).

Portfolio securities that are not held in book-entry form in the name of the Baron Fund’s custodian as record holder for the Baron Fund shall be presented by the Baron Fund to Mellon Bank N.A. (the “Lincoln Fund Custodian”) for examination no later than three (3) Business Days prior to the Closing Date. Portfolio securities that are not held in book-entry form shall be delivered by the Baron Fund’s custodian to the Lincoln Fund Custodian for the account of the Lincoln Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers. Portfolio securities held of record by the Baron Fund’s custodian in book-entry form on behalf of the Baron Fund shall be delivered to the Lincoln Fund by the Baron Fund’s custodian by recording the transfer of beneficial ownership thereof on the records of the Baron Fund’s custodian. All necessary taxes in connection with the delivery of the Baron Fund’s Assets, including all applicable federal and state stock transfer stamps, if any, shall be paid when required by Baron and/or Lincoln pursuant to the Transaction Agreement.

The Baron Trust shall cause the transfer agent for the Baron Fund (“Transfer Agent”) to deliver to the Lincoln Trust at the Closing a certificate of an authorized officer of the Transfer Agent containing the name and address of each Baron Fund Shareholder and the number of Baron Fund Shares owned by each Baron Fund Shareholder as of the Effective Time. At the Closing each party shall deliver to the other party such bills of sale, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request in order to consummate the transactions contemplated by this Agreement.

REPRESENTATIONS AND WARRANTIES

The Baron Trust, on behalf of itself and the Baron Fund, represents, warrants and covenants to the Lincoln Fund as follows:

THE BARON FUND IS DULY ESTABLISHED AS A SERIES OF THE BARON TRUST, AND THE BARON TRUST IS A STATUTORY TRUST DULY ORGANIZED, VALIDLY EXISTING AND IN GOOD STANDING UNDER THE LAWS

OF THE STATE OF DELAWARE, WITH ALL NECESSARY TRUST POWER AND AUTHORITY TO OWN ALL OF ITS ASSETS AND TO CARRY ON ITS BUSINESS AS THE BUSINESS IS BEING CARRIED ON AS OF THE DATE HEREOF. THE BARON TRUST HAS ALL NECESSARY TRUST POWER AND AUTHORITY TO ENTER INTO THIS AGREEMENT AND TO CONSUMMATE THE REORGANIZATION ON BEHALF OF THE BARON FUND (SUBJECT TO THE APPROVAL OF THE REORGANIZATION BY THE HOLDERS OF A MAJORITY OF THE BARON FUND’S OUTSTANDING VOTING SECURITIES (THE “SHAREHOLDER REORGANIZATION APPROVAL”)). THE BARON TRUST IS DULY LICENSED OR QUALIFIED TO DO BUSINESS AND IS IN GOOD STANDING IN EACH JURISDICTION IN WHICH THE OPERATION OF ITS BUSINESS MAKES SUCH LICENSING OR QUALIFICATION NECESSARY, EXCEPT FOR JURISDICTIONS IN WHICH FAILURE TO BE SO QUALIFIED DOES NOT HAVE A MATERIAL ADVERSE EFFECT ON THE BARON TRUST. THE BARON TRUST HAS ALL NECESSARY FEDERAL, STATE AND LOCAL AUTHORIZATION TO CARRY ON ITS BUSINESS AS NOW BEING CONDUCTED AND TO FULFILL THE TERMS OF THIS AGREEMENT (SUBJECT TO THE SHAREHOLDER REORGANIZATION APPROVAL), EXCEPT TO THE EXTENT THAT THE FAILURE TO HAVE SUCH AUTHORIZATION DOES NOT HAVE A MATERIAL ADVERSE EFFECT ON THE BARON TRUST.

THIS AGREEMENT HAS BEEN DULY EXECUTED AND DELIVERED BY THE BARON TRUST AND (ASSUMING DUE AUTHORIZATION, EXECUTION AND DELIVERY BY THE LINCOLN TRUST) THIS AGREEMENT CONSTITUTES THE LEGAL, VALID AND BINDING OBLIGATION OF THE BARON TRUST, ENFORCEABLE AGAINST THE BARON TRUST IN ACCORDANCE WITH ITS TERMS.

THE BARON TRUST IS AN INVESTMENT COMPANY REGISTERED AS SUCH WITH THE SEC UNDER THE INVESTMENT COMPANY ACT AND THE ISSUANCE OF THE BARON FUND SHARES HAS BEEN PROPERLY REGISTERED UNDER THE SECURITIES ACT.

NO CONSENT, APPROVAL, AUTHORIZATION OR ORDER OF ANY GOVERNMENTAL AUTHORITY IS REQUIRED FOR THE CONSUMMATION BY THE BARON FUND OF THE TRANSACTIONS PROVIDED FOR HEREIN, EXCEPT AS REQUIRED UNDER THE SECURITIES ACT, THE EXCHANGE ACT, THE INVESTMENT COMPANY ACT AND STATE SECURITIES LAWS (WHICH TERM AS USED HEREIN SHALL ALSO INCLUDE THE LAWS OF THE DISTRICT OF COLUMBIA AND PUERTO RICO).

THE CURRENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE BARON FUND CONFORMS, AND EACH PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE BARON FUND USED AT ALL TIMES DURING THE TWO YEARS PRIOR TO THE DATE OF THIS AGREEMENT CONFORMED AT THE TIME OF ITS USE, IN ALL MATERIAL RESPECTS TO THE APPLICABLE REQUIREMENTS OF THE SECURITIES ACT AND THE INVESTMENT COMPANY ACT AND THE RULES AND

REGULATIONS OF THE SEC THEREUNDER AND DO NOT, OR DID NOT AT THE TIME OF ITS USE, INCLUDE ANY UNTRUE STATEMENT OF A MATERIAL FACT OR OMIT TO STATE ANY MATERIAL FACT REQUIRED TO BE STATED THEREIN OR NECESSARY TO MAKE THE STATEMENTS THEREIN, IN LIGHT OF THE CIRCUMSTANCES UNDER WHICH THEY WERE MADE, NOT MATERIALLY MISLEADING.

THE EXECUTION, DELIVERY AND PERFORMANCE OF THIS AGREEMENT BY THE BARON TRUST, AND THE CONSUMMATION OF THE REORGANIZATION, DO NOT AND WILL NOT: (A) VIOLATE, CONFLICT WITH OR RESULT IN THE BREACH OF ANY OF THE ORGANIZATIONAL DOCUMENTS OF THE BARON TRUST, (B) CONFLICT WITH OR VIOLATE ANY LAW OR GOVERNMENTAL ORDER APPLICABLE TO THE BARON TRUST OR THE BARON FUND, OR ANY OF THEIR ASSETS, PROPERTIES OR BUSINESSES (SUBJECT TO THE SHAREHOLDER REORGANIZATION APPROVAL), (C) RESULT IN A VIOLATION OR BREACH OF, OR CONSTITUTE A DEFAULT UNDER, OR, EXCEPT AS SET FORTH ON SCHEDULE 5.1(F), RESULT IN THE CREATION OF ANY LIABILITY UNDER, OR, EXCEPT AS SET FORTH ON SCHEDULE 5.1(F), RESULT IN ANY PAYMENT, VESTING OR INCREASE IN BENEFITS UNDER, OR, EXCEPT AS SET FORTH ON SCHEDULE 5.1(F), CREATE ANY RIGHTS OF TERMINATION, CANCELLATION OR ACCELERATION IN ANY PERSON WITH RESPECT TO, OR, EXCEPT AS SET FORTH ON SCHEDULE 5.1(F), GIVE RISE TO ANY NOTICE OBLIGATION UNDER, ANY CONTRACT TO WHICH THE BARON TRUST OR THE BARON FUND IS A PARTY OR BY WHICH ANY OF ITS OR THEIR PROPERTIES OR ASSETS ARE BOUND OR (D) CAUSE AN EVENT THAT COULD REASONABLY BE EXPECTED TO HAVE A MATERIAL ADVERSE EFFECT ON THE BARON TRUST OR THE BARON FUND.

SCHEDULE 5.1(G) SETS FORTH A COMPLETE AND ACCURATE LIST OF ALL CONTRACTS OF THE BARON FUND. EACH CONTRACT LISTED ON SCHEDULE 5.1(G) IS A VALID, BINDING AND ENFORCEABLE OBLIGATION OF THE BARON FUND. NEITHER THE BARON FUND NOR, TO THE KNOWLEDGE OF THE BARON FUND OR THE BARON TRUST, ANY OTHER PARTY TO A CONTRACT LISTED ON SCHEDULE 5.1(G) IS IN BREACH OF OR DEFAULT UNDER ANY MATERIAL PROVISION OF ANY LISTED CONTRACT.

NEITHER THE BARON TRUST NOR THE BARON FUND IS A PARTY TO ANY PENDING OR, TO THE KNOWLEDGE OF THE BARON TRUST, THREATENED, ACTION (I) THAT COULD HAVE A MATERIAL ADVERSE EFFECT ON EITHER THE BARON TRUST OR THE BARON FUND OR (II) THAT ALLEGES NON-COMPLIANCE WITH ANY LAW RELATING TO THE OPERATION OF THE BUSINESS.

THE BARON TRUST HAS FURNISHED TO THE LINCOLN TRUST COPIES OF AUDITED BALANCE SHEETS OF THE BARON FUND FOR THE YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2005 AND THE RELATED

AUDITED STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR EACH SUCH YEARS (THE “FINANCIAL STATEMENTS”). THE FINANCIAL STATEMENTS (I) WERE PREPARED IN ACCORDANCE WITH GAAP APPLIED ON A CONSISTENT BASIS THROUGHOUT THE PERIODS COVERED THEREBY, (II) WERE PREPARED IN ACCORDANCE WITH THE BOOKS OF ACCOUNT AND OTHER FINANCIAL RECORDS OF THE BARON FUND AND (III) PRESENT FAIRLY IN ALL MATERIAL RESPECTS THE CONSOLIDATED FINANCIAL POSITION AND RESULTS OF OPERATIONS OF THE BARON FUND, AS OF SUCH DATES AND FOR THE PERIODS THEN ENDED. THE BOOKS OF ACCOUNT AND OTHER FINANCIAL RECORDS OF THE BARON FUND ACCURATELY REFLECT THE TRANSACTIONS OF THE BARON FUND IN ALL MATERIAL RESPECTS. THE NET ASSET VALUE OF THE BARON FUND AS OF 5:00 P.M., EASTERN TIME, ON THE LAST BUSINESS DAY PRIOR TO THE DATE OF THIS AGREEMENT WAS $309,741,300.41.

THE BARON FUND HAS NO LIABILITIES THAT WOULD BE REQUIRED TO BE SHOWN ON A BALANCE SHEET OF THE BARON FUND OR DISCLOSED IN NOTES TO FINANCIAL STATEMENTS OF THE BARON FUND PREPARED IN ACCORDANCE WITH GAAP OTHER THAN CURRENT LIABILITIES INCURRED IN THE ORDINARY COURSE OF BUSINESS, CONSISTENT WITH PAST PRACTICE, SUBSEQUENT TO DECEMBER 31, 2005.

SINCE DECEMBER 31, 2005: (I) THE BARON FUND HAS BEEN CONDUCTED IN THE ORDINARY COURSE CONSISTENT WITH PAST PRACTICE AND (II) THERE HAS NOT BEEN ANY MATERIAL ADVERSE EFFECT ON THE BARON TRUST OR THE BARON FUND.

ALL TAX RETURNS AND OTHER TAX-RELATED FORMS AND REPORTS OF THE BARON FUND REQUIRED BY LAW TO HAVE BEEN FILED HAVE BEEN FILED AND ARE CORRECT AND COMPLETE IN ALL MATERIAL RESPECTS, AND ALL TAXES SHOWN THEREON OR OTHERWISE DUE HAVE BEEN PAID OR PROVISION HAS BEEN MADE FOR THE PAYMENT THEREOF. NONE OF SUCH TAX RETURNS IS CURRENTLY UNDER AUDIT AND NO ASSESSMENT HAS BEEN ASSERTED WITH RESPECT TO ANY SUCH TAX RETURN. FOR EACH TAXABLE YEAR OF ITS OPERATION ENDING ON OR BEFORE THE CLOSING DATE AND FOR THE TAXABLE YEAR THAT INCLUDES THE CLOSING DATE, THE BARON FUND HAS MET (OR WILL MEET) THE REQUIREMENTS OF SUBCHAPTER M OF THE CODE FOR QUALIFICATION AND TREATMENT AS A REGULATED INVESTMENT COMPANY, HAS ELECTED (OR WILL ELECT BY THE REQUIRED ELECTION DATE) TO BE TREATED AS SUCH, AND HAS BEEN (OR WILL BE) ELIGIBLE TO AND HAS (OR WILL HAVE) COMPUTED ITS FEDERAL INCOME TAX UNDER SECTION 852 OF THE CODE.

THE BARON FUND CURRENTLY HAS ONE CLASS OF SHARES, THE INSURANCE SHARES CLASS, AND THE BARON TRUST HAS REDEEMED IN FULL AND CANCELLED THE BARON FUND’S RETIREMENT SHARES CLASS. ALL ISSUED AND OUTSTANDING BARON FUND SHARES ARE DULY

AUTHORIZED AND VALIDLY AND LEGALLY ISSUED AND OUTSTANDING, FULLY PAID AND NON-ASSESSABLE AND, TO THE EXTENT REQUIRED, HAVE BEEN OFFERED AND SOLD IN COMPLIANCE WITH APPLICABLE REGISTRATION REQUIREMENTS OF ALL APPLICABLE FEDERAL AND STATE SECURITIES LAWS. THE BARON FUND DOES NOT HAVE OUTSTANDING ANY OPTIONS, WARRANTS OR OTHER RIGHTS TO SUBSCRIBE FOR OR PURCHASE ANY OF THE BARON FUND SHARES, NOR IS THERE OUTSTANDING ANY SECURITY CONVERTIBLE INTO ANY OF THE BARON FUND SHARES.

THE LINCOLN FUND SHARES TO BE ISSUED TO THE BARON FUND BY THE LINCOLN FUND HEREUNDER ARE NOT BEING ACQUIRED FOR THE PURPOSE OF MAKING ANY DISTRIBUTION THEREOF, OTHER THAN IN ACCORDANCE WITH THE TERMS OF THIS AGREEMENT.

The Lincoln Trust, on behalf of itself and the Lincoln Fund, represents, warrants and covenants to the Baron Fund as follows:

THE LINCOLN FUND IS, OR IF NOT YET FORMED, WILL BE PRIOR TO THE CLOSING, DULY ESTABLISHED AS A SERIES OF THE LINCOLN TRUST, AND THE LINCOLN TRUST IS A STATUTORY TRUST DULY ORGANIZED, VALIDLY EXISTING, AND IN GOOD STANDING UNDER THE LAWS OF THE STATE OF DELAWARE WITH ALL NECESSARY TRUST POWER AND AUTHORITY TO OWN ALL OF ITS ASSETS AND TO CARRY ON ITS BUSINESS AS CONTEMPLATED BY THIS AGREEMENT. THE LINCOLN TRUST HAS ALL NECESSARY TRUST POWER AND AUTHORITY TO ENTER INTO THIS AGREEMENT AND TO CONSUMMATE THE REORGANIZATION ON BEHALF OF THE LINCOLN FUND. THE LINCOLN TRUST IS DULY LICENSED OR QUALIFIED TO DO BUSINESS AND IS IN GOOD STANDING IN EACH JURISDICTION IN WHICH THE OPERATION OF ITS BUSINESS MAKES SUCH LICENSING OR QUALIFICATION NECESSARY, EXCEPT FOR JURISDICTIONS IN WHICH FAILURE TO BE SO QUALIFIED DOES NOT HAVE A MATERIAL ADVERSE EFFECT ON THE LINCOLN TRUST. THE LINCOLN TRUST HAS ALL NECESSARY FEDERAL, STATE AND LOCAL AUTHORIZATION TO CARRY ON ITS BUSINESS AS NOW BEING CONDUCTED AND TO FULFILL THE TERMS OF THIS AGREEMENT, EXCEPT TO THE EXTENT THAT THE FAILURE TO HAVE SUCH AUTHORIZATION DOES NOT HAVE A MATERIAL ADVERSE EFFECT ON THE LINCOLN TRUST.

THIS AGREEMENT HAS BEEN DULY EXECUTED AND DELIVERED BY THE LINCOLN TRUST AND (ASSUMING DUE AUTHORIZATION, EXECUTION AND DELIVERY BY THE BARON TRUST) THIS AGREEMENT CONSTITUTES THE LEGAL, VALID AND BINDING OBLIGATION OF THE LINCOLN TRUST, ENFORCEABLE AGAINST THE LINCOLN TRUST IN ACCORDANCE WITH ITS TERMS.

NO CONSENT, APPROVAL, AUTHORIZATION, OR ORDER OF ANY COURT OR GOVERNMENTAL AUTHORITY IS REQUIRED FOR THE

CONSUMMATION BY THE LINCOLN FUND OF THE TRANSACTIONS PROVIDED FOR HEREIN OR CONTEMPLATED HEREIN, EXCEPT AS REQUIRED UNDER THE SECURITIES ACT, THE EXCHANGE ACT, THE INVESTMENT COMPANY ACT AND STATE SECURITIES LAWS.

ALL ISSUED AND OUTSTANDING LINCOLN FUND SHARES (IF ANY) ARE DULY AUTHORIZED AND VALIDLY AND LEGALLY ISSUED AND OUTSTANDING, FULLY PAID AND NON-ASSESSABLE AND, TO THE EXTENT REQUIRED, HAVE BEEN OFFERED AND SOLD IN COMPLIANCE WITH APPLICABLE REGISTRATION REQUIREMENTS OF ALL APPLICABLE FEDERAL AND STATE SECURITIES LAWS. THE LINCOLN FUND DOES NOT HAVE OUTSTANDING ANY OPTIONS, WARRANTS OR OTHER RIGHTS TO SUBSCRIBE FOR OR PURCHASE ANY OF THE LINCOLN FUND SHARES, NOR IS THERE OUTSTANDING ANY SECURITY CONVERTIBLE INTO ANY OF THE LINCOLN FUND SHARES.

THE LINCOLN TRUST IS AN INVESTMENT COMPANY REGISTERED AS SUCH WITH THE SEC UNDER THE INVESTMENT COMPANY ACT AND THE ISSUANCE (IF ANY) OF THE LINCOLN FUND SHARES HAS BEEN, AND SHALL BE THROUGH THE CLOSING DATE, TO THE EXTENT REQUIRED, PROPERLY REGISTERED UNDER THE SECURITIES ACT.

THE CURRENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE LINCOLN FUND (IF ANY) CONFORMS, AND EACH PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE LINCOLN FUND (IF ANY) USED AT ALL TIMES DURING THE TWO YEARS PRIOR TO THE DATE OF THIS AGREEMENT CONFORMED AT THE TIME OF ITS USE, IN ALL MATERIAL RESPECTS TO THE APPLICABLE REQUIREMENTS OF THE SECURITIES ACT AND THE INVESTMENT COMPANY ACT AND THE RULES AND REGULATIONS OF THE SEC THEREUNDER AND DO NOT, OR DID NOT AT THE TIME OF ITS USE, INCLUDE ANY UNTRUE STATEMENT OF A MATERIAL FACT OR OMIT TO STATE ANY MATERIAL FACT REQUIRED TO BE STATED THEREIN OR NECESSARY TO MAKE THE STATEMENTS THEREIN, IN LIGHT OF THE CIRCUMSTANCES UNDER WHICH THEY WERE MADE, NOT MATERIALLY MISLEADING.

THE EXECUTION, DELIVERY AND PERFORMANCE OF THIS AGREEMENT BY THE LINCOLN TRUST, AND THE CONSUMMATION OF THE REORGANIZATION, DO NOT AND WILL NOT: (A) VIOLATE, CONFLICT WITH OR RESULT IN THE BREACH OF ANY OF THE ORGANIZATIONAL DOCUMENTS OF THE LINCOLN TRUST, (B) CONFLICT WITH OR VIOLATE ANY LAW OR GOVERNMENTAL ORDER APPLICABLE TO THE LINCOLN TRUST OR THE LINCOLN FUND, OR ANY OF THEIR ASSETS, PROPERTIES OR BUSINESSES, (C) EXCEPT AS SET FORTH ON SCHEDULE 5.2(G), RESULT IN A VIOLATION OR BREACH OF, OR CONSTITUTE A DEFAULT UNDER, OR RESULT IN THE CREATION OF ANY LIABILITY UNDER, OR RESULT IN ANY PAYMENT, VESTING OR INCREASE IN BENEFITS UNDER, OR CREATE ANY RIGHTS OF

TERMINATION, CANCELLATION OR ACCELERATION IN ANY PERSON WITH RESPECT TO, OR GIVE RISE TO ANY NOTICE OBLIGATION UNDER, ANY MATERIAL CONTRACT TO WHICH THE LINCOLN TRUST OR THE LINCOLN FUND IS A PARTY OR BY WHICH ANY OF ITS OR THEIR PROPERTIES OR ASSETS ARE BOUND OR (D) CAUSE AN EVENT THAT COULD REASONABLY BE EXPECTED TO HAVE A MATERIAL ADVERSE EFFECT ON THE LINCOLN TRUST OR THE LINCOLN FUND.

SCHEDULE 5.2(H) SETS FORTH A COMPLETE AND ACCURATE LIST OF ALL CONTRACTS OF THE LINCOLN FUND. EACH CONTRACT LISTED ON SCHEDULE 5.2(H) IS A VALID, BINDING AND ENFORCEABLE OBLIGATION OF THE LINCOLN FUND. NEITHER THE LINCOLN FUND NOR, TO THE KNOWLEDGE OF THE LINCOLN FUND OR THE LINCOLN TRUST, ANY OTHER PARTY TO A CONTRACT LISTED ON SCHEDULE 5.2(H) IS IN BREACH OF OR DEFAULT UNDER ANY MATERIAL PROVISION OF ANY LISTED CONTRACT.

THERE IS NO ACTION BY OR AGAINST THE LINCOLN TRUST OR THE LINCOLN FUND OR, TO THE KNOWLEDGE OF THE LINCOLN TRUST, THREATENED, THAT COULD HAVE A MATERIAL ADVERSE EFFECT ON EITHER THE LINCOLN TRUST OR THE LINCOLN FUND.

OTHER THAN THE TRANSACTIONS CONTEMPLATED BY THIS AGREEMENT, INCLUDING THOSE NECESSARY TO ESTABLISH THE LINCOLN FUND AS A SERIES OF THE LINCOLN TRUST, THE LINCOLN FUND HAS NOT ENGAGED IN ANY BUSINESS WHATSOEVER OR OTHERWISE EFFECTED ANY TRANSACTIONS, INCLUDING THE PURCHASE OR SALE OF ANY SECURITY.

THE LINCOLN FUND HAS NO LIABILITIES OTHER THAN CURRENT LIABILITIES INCURRED IN THE ORDINARY COURSE OF BUSINESS, CONSISTENT WITH PAST PRACTICE, SUBSEQUENT TO DECEMBER 31, 2005.

SINCE DECEMBER 31, 2005: (I) THE LINCOLN FUND, FOLLOWING ITS ESTABLISHMENT, HAS CONDUCTED NO BUSINESS AND (II) THERE HAS NOT BEEN ANY MATERIAL ADVERSE EFFECT ON THE LINCOLN TRUST OR THE LINCOLN FUND.

THE TRUSTEES OF THE LINCOLN TRUST HAVE APPROVED, IN ACCORDANCE WITH APPLICABLE LAW (INCLUDING THE INVESTMENT COMPANY ACT), THE NEW ADVISORY AGREEMENT AND THE SUB-ADVISORY AGREEMENT.

ALL TAX RETURNS AND OTHER TAX-RELATED FORMS AND REPORTS OF THE LINCOLN FUND REQUIRED BY LAW TO HAVE BEEN FILED (IF ANY) HAVE BEEN FILED AND ARE CORRECT AND COMPLETE IN ALL MATERIAL RESPECTS, AND ALL TAXES SHOWN THEREON OR OTHERWISE

DUE HAVE BEEN PAID OR PROVISION HAS BEEN MADE FOR THE PAYMENT THEREOF. NONE OF SUCH TAX RETURNS IS CURRENTLY UNDER AUDIT AND NO ASSESSMENT HAS BEEN ASSERTED WITH RESPECT TO ANY SUCH TAX RETURN. FOR EACH TAXABLE YEAR OF ITS OPERATION ENDING ON OR BEFORE THE CLOSING DATE (IF ANY), THE LINCOLN FUND HAS MET (OR WILL MEET) THE REQUIREMENTS OF SUBCHAPTER M OF THE CODE FOR QUALIFICATION AND TREATMENT AS A REGULATED INVESTMENT COMPANY, HAS ELECTED (OR WILL ELECT BY THE REQUIRED ELECTION DATE) TO BE TREATED AS SUCH, AND HAS BEEN (OR WILL BE) ELIGIBLE TO AND HAS (OR WILL HAVE) COMPUTED ITS FEDERAL INCOME TAX UNDER SECTION 852 OF THE CODE.

COVENANTS

The Baron Trust, on behalf of the Baron Fund, hereby further covenants that the Baron Trust will cause the Baron Fund to operate its business in the ordinary course (except for the termination of Contracts to which the Baron Fund is a party as contemplated by Section 8.7 hereof) and shall comply in all material respects with all applicable Laws between the date hereof and the Closing Date.

The Baron Trust, on behalf of the Baron Fund, hereby further covenants that the Baron Trust will not amend or supplement (or, to the extent within its powers, permit to be amended or supplemented) the Baron Fund’s organizational documents, prospectus or statement of additional information prior to Closing except as may be required by Law.

The Baron Trust, on behalf of the Baron Fund, hereby further covenants that, as soon as reasonably practical following the effectiveness of the Registration Statement, the Baron Trust will (a) call a meeting of the shareholders of the Baron Fund (the “Baron Fund Shareholders Meeting”) to consider and act upon this Agreement and the Reorganization and (b) print and send, or cause to be printed and sent, (i) appropriate notification of the Baron Fund Shareholders Meeting and the transactions provided for herein and (ii) the combined proxy statement/prospectus contained in the Registration Statement, to the Baron Fund shareholders of record as of the record date established by the trustees of the Baron Trust for the Baron Fund Shareholders Meeting. Nothing in this Agreement shall be construed to require the Baron Trust or the Baron Fund to retain, or bear the fees or disbursements of, a proxy solicitation firm in connection with obtaining Shareholder Reorganization Approval.

The Baron Trust, on behalf of the Baron Fund, hereby further covenants that the Baron Trust will use its reasonable best efforts to assist the Lincoln Fund in obtaining such information as the Lincoln Fund reasonably requests concerning the beneficial ownership of the Baron Fund Shares.

The Baron Trust, on behalf of the Baron Fund, hereby further covenants that, subject to the provisions of this Agreement, the Baron Trust covenants to take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions provided for herein and will execute such further certificates and documents as the Lincoln Trust may reasonably request. Anything to the contrary herein notwithstanding, neither the Baron Trust nor the Baron Fund shall be obligated to take any actions in furtherance of obtaining Shareholder Reorganization Approval other than as expressly set forth in Sections 6.3, 6.4 and 6.8.

Subject to the provisions of this Agreement, the Lincoln Trust covenants to take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions provided for herein, including the due formation of the Lincoln Fund, and will execute such further certificates and documents as the Baron Trust may reasonably request. Anything to the contrary herein notwithstanding, neither the Lincoln Trust nor the Lincoln Fund shall be obligated to take any actions in furtherance of obtaining Shareholder Reorganization Approval other than as expressly set forth in Section 6.7.

The Lincoln Trust hereby further covenants that, as soon as commercially reasonable following the date of this Agreement, it will prepare and file a Registration Statement on Form N–14 (the “Registration Statement”) with the SEC on behalf of the Lincoln Fund under the Securities Act, including the combined proxy statement/prospectus contained therein, in connection with the Baron Shareholders Meeting, and that it shall use its commercially reasonable efforts to ensure that the Registration Statement becomes effective as promptly as possible. The Lincoln Trust covenants that the Registration Statement (except for those portions of which are based on information provided in writing by the Baron Trust to the Lincoln Trust pursuant to Section 6.8), on its effective date, at the time of the Baron Fund Shareholders Meeting and at the Closing Date, (i) shall comply in all material respects with all applicable requirements of the Securities Act, the Exchange Act, the Investment Company Act and the rules and regulations of the SEC thereunder and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

The Baron Trust, on behalf of the Baron Fund, hereby further covenants that the Baron Trust will provide the Lincoln Trust with all such information regarding Baron, the Baron Trust or the Baron Fund as it may reasonably request in connection with the preparation of the Registration Statement. The information furnished by the Baron Trust to the Lincoln Trust for inclusion in the Registration Statement will conform in all material respects to the applicable requirements of the Securities Act, the Exchange Act, and the Investment Company Act and the rules and regulations of the SEC thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The foregoing notwithstanding, nothing in this Agreement shall require either party to provide to the other party any information that, if such information were required to be provided, would require this Agreement, or any part thereof, to be disclosed by the Baron Trust, the Baron Fund, the Lincoln Trust or the Lincoln Fund, pursuant to Item 11(f)(2) of SEC Form N-1A.

The Lincoln Trust, on behalf of the Lincoln Fund, hereby further covenants that the Lincoln Fund, upon establishment, will not conduct any business and shall comply in all material respects with all applicable Laws between the date hereof and the Closing Date.

The Lincoln Trust, on behalf of the Lincoln Fund, hereby further covenants that, following the formation of the Lincoln Fund, the Lincoln Trust will not amend or supplement (or, to the extent within its powers, permit to be amended or supplemented) the Lincoln Fund’s organizational documents, prospectus or statement of additional information prior to Closing except as contemplated by this Agreement or as may be required by Law.

The Lincoln Trust, on behalf of the Lincoln Fund, hereby further covenants to execute, at the Closing, an agreement or agreements with the Baron Fund, in a form reasonably acceptable to both parties, to assume the Liabilities of the Baron Fund as contemplated by Section 2.1. The Baron Trust, on behalf of the Baron Fund, hereby further covenants to execute, at the Closing, an agreement with the Lincoln Fund, in a form reasonably acceptable to both parties, that provides for the sale, assignment, transfer, conveyance and delivery of the Baron Fund Assets, free and clear of all liens and encumbrances, as contemplated by Section 2.1.

Subject to the final sentence of Section 6.5, the Baron Trust, on behalf of the Baron Fund, hereby further covenants that it shall use its reasonable best efforts to fulfill, or to obtain the fulfillment of, the conditions set forth in Articles 0 and 0 as promptly as practical.

Subject to the final sentence of Section 6.6, the Lincoln Trust, on behalf of the Lincoln Fund, hereby further covenants that it shall use its reasonable best efforts to fulfill, or to obtain the fulfillment of, the conditions set forth in Articles 0 and 0 as promptly as practical.

The Baron Trust agrees to furnish to the Lincoln Trust, no later than thirty (30) days following the Closing Date, a balance sheet of the Baron Fund as of the Effective Time and the related statement of operations and changes in net assets for the period from January 1 of the year in which the Valuation Date falls through the Effective Time (the “Closing Period Financial Statements”), together with a written certification of the Chief Financial Officer or other equivalent officer of the Baron Trust, in form reasonably acceptable to the Lincoln Trust, to the effect that the Closing Period Financial Statements (i) were prepared in accordance with GAAP applied on a consistent basis throughout the period covered thereby, (ii) were prepared in accordance with the books of account and other financial records of the Baron Fund and (iii) present fairly in all material respects the consolidated financial position and results of operations of the Baron Fund, as of such date and for the period then ended. In addition, following the Closing Date, the Baron Trust agrees to provide, upon reasonable notice and during the normal business hours of the Baron Trust, the independent public accounting firm of the Lincoln Trust and Lincoln Fund such access to such books, records, personnel and other information as such accounting firm reasonably believes to be necessary or appropriate in connection with the review or audit of financial statements of the Lincoln Trust or Lincoln Fund.

Subject to compliance with Law, the Lincoln Trust agrees to make Lincoln Fund Shares available for purchase after the Closing pursuant to the terms of the Contracts set forth on Schedule 6.15 (the “Legacy Fund Participation Agreements”) at the price and on the other terms provided for in the Legacy Fund Participation Agreements. Each of Baron and Baron Capital, Inc. is a third party beneficiary of the Lincoln Trust’s agreement in this Section 0.

CONDITIONS TO OBLIGATIONS OF THE BARON TRUST

The obligations of the Baron Trust, on behalf of the Baron Fund, to consummate the transactions provided for herein shall be subject to the following conditions:

The representations and warranties of the Lincoln Trust set forth in this Agreement that are qualified as to materiality or Material Adverse Effect shall be true and correct, and the representations and warranties of the Lincoln Trust set forth in this Agreement that are not so qualified shall be true and correct in all material respects, in each case as of the date of this Agreement and (except for any failure of Section 0 to be true or correct as a result of Contracts of the Lincoln Fund that are executed after the date hereof and are either (i) contemplated by Section 0 hereof or (ii) otherwise usual and customary to allow the Lincoln Fund to be operational at Closing) as of the Closing Date as though made on and as of the Closing Date, and the Baron Trust shall have received a certificate signed on behalf of the Lincoln Trust by an authorized officer to such effect.

The Lincoln Trust shall have performed or complied with all agreements and covenants required to be performed or complied with by it under this Agreement at or prior to the Closing Date that are qualified as to materiality and shall have performed or complied in all material respects with all other obligations required to be performed or complied with by it under this Agreement at or prior to the Closing Date, and the Baron Trust shall have received a certificate signed on behalf of the Lincoln Trust by an authorized officer to such effect.

The Baron Fund shall have received an opinion of counsel substantially in the form attached hereto as Schedule 0.

The Lincoln Trust shall have delivered to the Baron Fund a statement of the Assets and Liabilities of the Lincoln Fund, as of the Effective Time, including a schedule of investments and a detailed listing of all known liabilities of the Lincoln Fund, certified by the Chief Financial Officer of the Lincoln Trust.

The Lincoln Trust shall have delivered to the Baron Fund a copy of the resolutions approving this Agreement adopted by the trustees of the Lincoln Trust, certified by the Secretary of the Lincoln Trust.

The net asset value of the Lincoln Fund (as valued in accordance with the standards of the Investment Company Act) shall be greater than zero.

The Lincoln Fund (or the Lincoln Trust on behalf of the Lincoln Fund) shall have, in accordance with applicable Law (including the Investment Company Act), entered into necessary agreements with material service providers, including the investment adviser to the Lincoln Fund, to provide, following the Closing Date, materially the same, or a higher, level of service to the Lincoln Fund and its shareholders at fees and expenses that are no higher in aggregate than the aggregate fees and expenses borne by the Baron Fund shareholders immediately prior to the Closing.

CONDITIONS TO OBLIGATIONS OF THE LINCOLN TRUST

The obligations of the Lincoln Trust, on behalf of the Lincoln Fund, to consummate the transactions provided for herein shall be subject to the following conditions:

The representations and warranties of the Baron Trust set forth in this Agreement that are qualified as to materiality or Material Adverse Effect shall be true and correct, and the representations and warranties of the Baron Trust set forth in this Agreement that are not so qualified shall be true and correct in all material respects, in each case as of the date of this Agreement and (except for any failure of Section 0 to be true or correct as a result of the termination of Contracts to which the Baron Fund is a party as contemplated by Section 0 hereof) as of the Closing Date as though made on and as of the Closing Date, and the Lincoln Trust shall have received a certificate signed on behalf of the Baron Trust by an authorized officer to such effect.

The Baron Trust shall have performed or complied with all agreements and covenants required to be performed or complied with by it under this Agreement at or prior to the Closing Date that are qualified as to materiality and shall have performed or complied in all material respects with all other obligations required to be performed or complied with by it under this Agreement at or prior to the Closing Date, and the Lincoln Trust shall have received a certificate signed on behalf of the Baron Trust by an authorized officer to such effect.

The Baron Trust shall have delivered to the Lincoln Fund a statement of the Assets and Liabilities of the Baron Fund, as of the Effective Time, including a schedule of investments and a detailed listing of all known liabilities of the Baron Fund, certified by the Chief Financial Officer of the Baron Trust. The parties hereto acknowledge and agree that the Statement of Assets and Liabilities of the Baron Fund to be delivered pursuant to this Section 0 will include as a liability (and without further specificity) the liability to deliver securities (or pay cash) pursuant to sales (or purchases) entered into by the Baron Fund in the ordinary course of business on or within three (3) days prior to the Valuation Date.

The Baron Fund shall have distributed substantially all (and in no event less than 98%) of its net tax-exempt income, investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryovers), if any, that has accrued through the Closing Date.

The Lincoln Fund shall have received an opinion of counsel substantially in the form attached hereto as Schedule 0.

The Baron Trust shall have delivered to the Lincoln Fund a copy of the resolutions approving this Agreement adopted by the trustees of the Baron Trust, certified by the Secretary of the Baron Trust.

Each Contract to which the Baron Fund is a party (other than (i) any Legacy Fund Participation Agreement the designated termination date for which, as set forth on Schedule 0 attached hereto, has not arrived by the Closing Date and (ii) provisions of any Legacy Fund Participation Agreement that, by the terms of such agreement, survive the termination of such agreement pursuant to the survival provisions identified on Schedule 0 attached hereto) shall have been terminated as to the Baron Fund (and as to Lincoln and any of its Affiliates to the extent they would otherwise be deemed to succeed to such Contract) without penalty to the Baron Fund, effective immediately prior to the Closing.

The Baron Trust shall have filed on behalf of the Baron Fund all regulatory reports covering all completed quarterly, semi-annual or annual periods ending prior to the Closing Date, including, within the five Business Days prior to the Closing Date, a Form N-Q or Form N-CSR related to the Baron Fund.

CONDITIONS TO EACH PARTY’S OBLIGATIONS

The obligations of each of the Baron Trust, on behalf of the Baron Fund, or the Lincoln Trust, on behalf of the Lincoln Fund, to consummate the Closing shall be subject to the fulfillment or written waiver, at or prior to the Closing, of each of the following conditions:

The SEC shall not have issued an unfavorable advisory report under section 25(b) of the Investment Company Act and no Action shall have been commenced by or before any Governmental Authority seeking to restrain or materially and adversely alter the transactions contemplated by this Agreement which, in the reasonable, good faith determination of either the Lincoln Trust or the Baron Trust, is likely to render it impossible or unlawful to consummate such transactions in the form or manner contemplated hereby.

All authorizations, consents, orders and approvals of all Governmental Authorities necessary for the consummation of Reorganization shall have been received, including the receipt by the Lincoln Trust of a Mixed and Shared Funding Order from the SEC with respect to the transactions contemplated by this Agreement.

The Shareholder Reorganization Approval shall have been obtained which approval shall include approval of the dissolution of the Baron Fund under Delaware law.

The Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued.

All of the conditions to closing under the Transaction Agreement (other than the consummation of the Reorganization) shall have been, and shall remain, satisfied.

The parties shall have received the opinion of Dechert LLP (or another mutually agreeable law firm) dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions, and representations made by the Baron Trust, on behalf of the Baron Fund, the Lincoln Trust, on behalf of the Lincoln Fund, and their respective authorized officers, (a) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Lincoln Fund and the Baron Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Lincoln Fund upon receipt of the Baron Fund’s Assets in exchange for the Lincoln Fund Shares and the assumption by the Lincoln Fund of the Liabilities of the Baron Fund; (c) the basis of the Baron Fund’s Assets in the hands of the Lincoln Fund will be the same as the basis of the Baron Fund’s Assets in the Baron Fund immediately prior to the transfer thereof; (d) the holding periods of the Baron Fund’s Assets in the hands of the Lincoln Fund will include the periods during which the Baron Fund’s Assets were held by the Baron Fund; (e) no gain or loss will be recognized by the Baron Fund upon the transfer of the Baron Fund’s Assets to the Lincoln Fund in exchange for the Lincoln Fund Shares and the assumption by the Lincoln Fund of all of the Liabilities of the Baron Fund, or upon the distribution of the Lincoln Fund Shares by the Baron Fund to the Baron Fund Shareholders; (f) no gain or loss will be recognized by the Baron Fund Shareholders upon the exchange of their Baron Fund Shares for the Lincoln Fund Shares; (g) the aggregate basis of the Lincoln Fund Shares that each Baron Fund Shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Baron Fund Shares exchanged therefor; (h) a Baron Fund Shareholder’s holding period for his or her Lincoln Fund Shares will be determined by including the period for which he or she held the Baron Fund Shares exchanged therefore, provided that he or she held such Baron Fund Shares as capital assets; and (i) the Lincoln Fund will succeed to, and take into account (subject to any applicable conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Treasury regulations promulgated thereunder) the items of the Baron Fund described in Section 381(c) of the Code. The delivery of such opinion is conditioned upon receipt by such law firm of representations it may reasonably request of the Lincoln Trust and the Baron Trust.

As of the Effective Time, neither (a) the New York Stock Exchange or another primary trading market for portfolio securities of either the Baron Fund or the Lincoln Fund is closed to trading or trading thereupon is restricted nor (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere is disrupted so that, in the judgment of the Chief Financial Officer or other equivalent officer of the Baron Trust or the Lincoln Trust, accurate appraisal of the value of the net assets of either the Baron Fund or the Lincoln Fund is impracticable.

TERMINATION

This Agreement may be terminated at any time prior to the Closing:

BY THE LINCOLN TRUST IF: (I) ANY REPRESENTATION AND WARRANTY OF THE BARON TRUST CONTAINED IN THIS AGREEMENT (A) THAT IS NOT QUALIFIED BY “MATERIALITY” OR “MATERIAL ADVERSE EFFECT” SHALL NOT HAVE BEEN TRUE AND CORRECT IN ALL MATERIAL

RESPECTS WHEN MADE OR (B) THAT IS QUALIFIED BY “MATERIALITY” OR “MATERIAL ADVERSE EFFECT” SHALL NOT HAVE BEEN TRUE AND CORRECT WHEN MADE AND, IN THE CASE OF BOTH CLAUSES (A) AND (B) ABOVE, THE CONDITIONS CAUSING SUCH REPRESENTATION OR WARRANTY NOT TO BE TRUE OR CORRECT SHALL NOT HAVE BEEN CURED (IF CAPABLE OF BEING CURED) WITHIN THIRTY (30) DAYS OF THE RECEIPT BY THE BARON TRUST OF WRITTEN NOTICE OF SUCH FALSITY OR INCORRECTNESS, OR (II) BY JUNE 6, 2007 THE BARON TRUST SHALL NOT HAVE PERFORMED OR COMPLIED IN ALL MATERIAL RESPECTS WITH ITS COVENANTS OR AGREEMENTS CONTAINED IN THIS AGREEMENT;

BY THE BARON TRUST IF: (I) ANY REPRESENTATION AND WARRANTY OF THE LINCOLN TRUST CONTAINED IN THIS AGREEMENT (A) THAT IS NOT QUALIFIED BY “MATERIALITY” OR “MATERIAL ADVERSE EFFECT” SHALL NOT HAVE BEEN TRUE AND CORRECT IN ALL MATERIAL RESPECTS WHEN MADE OR (B) THAT IS QUALIFIED BY “MATERIALITY” OR “MATERIAL ADVERSE EFFECT” SHALL NOT HAVE BEEN TRUE AND CORRECT WHEN MADE AND, IN THE CASE OF BOTH CLAUSES (A) AND (B) ABOVE, THE CONDITIONS CAUSING SUCH REPRESENTATION OR WARRANTY NOT TO BE TRUE OR CORRECT SHALL NOT HAVE BEEN CURED (IF CAPABLE OF BEING CURED) WITHIN THIRTY (30) DAYS OF THE RECEIPT BY THE LINCOLN TRUST OF WRITTEN NOTICE OF SUCH FALSITY OR INCORRECTNESS, OR (II) BY JUNE 6, 2007 THE LINCOLN TRUST SHALL NOT HAVE PERFORMED OR COMPLIED IN ALL MATERIAL RESPECTS WITH ITS COVENANTS OR AGREEMENTS CONTAINED IN THIS AGREEMENT;

BY EITHER THE LINCOLN TRUST OR THE BARON TRUST IN THE EVENT THAT ANY GOVERNMENTAL AUTHORITY SHALL HAVE ISSUED AN ORDER, DECREE OR RULING OR TAKEN ANY OTHER ACTION RESTRAINING, ENJOINING OR OTHERWISE PROHIBITING THE TRANSACTIONS CONTEMPLATED BY THIS AGREEMENT AND SUCH ORDER, DECREE, RULING OR OTHER ACTION SHALL HAVE BECOME FINAL AND NONAPPEALABLE;

BY EITHER THE LINCOLN TRUST OR THE BARON TRUST IN THE EVENT THAT IT CONCLUDES IN GOOD FAITH THAT ANY OF THE CONDITIONS TO ITS OBLIGATION TO CONSUMMATE THE CLOSING AS SET FORTH IN SECTION 7, 8 OR 9 IS NOT CAPABLE OF BEING SATISFIED PRIOR TO THE FIRST ANNIVERSARY OF THE DATE OF THIS AGREEMENT, UNLESS SUCH INCAPABILITY IS THE RESULT OF A MATERIAL BREACH OF THIS AGREEMENT BY THE PARTY SEEKING TERMINATION;

BY THE MUTUAL WRITTEN AGREEMENT OF THE BARON TRUST AND THE LINCOLN TRUST; OR

BY EITHER THE LINCOLN TRUST OR THE BARON TRUST IN THE EVENT THAT SHAREHOLDER REORGANIZATION APPROVAL IS NOT RECEIVED AT THE FIRST BARON FUND SHAREHOLDERS MEETING CALLED PURSUANT TO SECTION 6.3 OR ANY ADJOURNMENT THEREOF.

In the event of termination of this Agreement pursuant to Section 10.1 this Agreement shall forthwith become void and there shall be no liability on the part of either party hereto except that nothing herein shall relieve either party from liability for any breach of this Agreement.

GENERAL PROVISIONS

NOTICES

All notices, requests, claims, demands and other communications hereunder shall be in writing and shall be given or made (and shall be deemed to have been duly given or made upon receipt) by delivery in person, by a nationally recognized overnight courier service, or by registered or certified mail (postage prepaid, return receipt requested), or by telecopy (subject to confirmation of actual receipt and to immediate follow up by nationally recognized overnight courier service) to the respective parties hereto at the following addresses (or at such other address for a party as shall be specified in a notice given in accordance with this Section 11.1).

If to the Baron Trust:

BAMCO, Inc.
767 Fifth Avenue
New York, New York 10153
Attention: Linda S. Martinson, Esq.
Fax: 212-583-2014

With a copy to:

Davis Polk & Wardwell
450 Lexington Avenue
New York, New York 10017
Attention: Danforth Townley, Esq.
Fax : 212-450-3240

If to the Lincoln Trust:

The Lincoln National Life Insurance Company c/o Lincoln National Corporation
1500 Market Street, Suite 3900
Centre Square West
Philadelphia, PA 19102-2112
Attention: General Counsel
Fax: 215-448-3215

With a copy to:

Pepper Hamilton LLP
3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
Attention: Michael H. Friedman, Esq.
Fax: 215-981-4750

PUBLIC ANNOUNCEMENTS

No party hereto shall make, or cause to be made, any press release or public announcement in respect of this Agreement or the transactions contemplated hereby or communicate with any news media without the consent of the other party hereto unless otherwise in the good faith judgment of such party such announcement or communication is required by Law or applicable stock exchange regulation, and the parties hereto shall cooperate as to the timing and contents of any such press release, public announcement or communication.

SEVERABILITY

If any provision of this Agreement is invalid, illegal or incapable of being enforced, all other provisions of this Agreement shall nevertheless remain in full force and effect for so long as the economic or legal substance of the transactions contemplated hereby is not affected in any manner materially adverse to either party hereto. Upon such determination that any provision is invalid, illegal or incapable of being enforced, the parties hereto shall negotiate in good faith to modify this Agreement so as to effect the original intent of the parties as closely as possible in an acceptable manner in order that the transactions contemplated hereby are consummated as originally contemplated to the greatest extent possible.

ENTIRE AGREEMENT

This Agreement, constitutes the entire agreement of the parties hereto with respect to the subject matter hereof and supersedes all prior and contemporaneous agreements and undertakings, both written and oral, between the Baron Trust and the Lincoln Trust with respect to the subject matter hereof.

ASSIGNMENT

This Agreement may not be assigned without the express written consent of the Baron Trust and the Lincoln Trust (which consent may be granted or withheld in the sole discretion of the Baron Trust and the Lincoln Trust), and any such assignment or attempted assignment without such consent shall be void.

AMENDMENT

This Agreement may not be amended or modified except by an instrument in writing signed by the Baron Trust and the Lincoln Trust; provided, however, that following the Shareholder Reorganization Approval, no such amendment shall be made which by law requires further approval by the Baron Fund shareholders without such further approval.

WAIVER

Except as provided in Section 11.6, either party to this Agreement may (a) extend the time for the performance of any of the obligations or other acts of the other party, (b) waive any inaccuracies in the representations and warranties of the other party contained herein or in any document delivered by the other party pursuant hereto, or (c) waive compliance with any of the agreements of the other party or conditions to such party’s obligations contained herein. Any extension or waiver granted pursuant to this Section 11.7 shall be valid only if set forth in an instrument in writing signed by the party to be bound thereby. Any waiver of any term or condition shall not be construed as a waiver of any subsequent breach or a subsequent waiver of the same term or condition, or a waiver of any other term or condition of this Agreement. The failure of the Baron Trust or the Lincoln Trust to assert any of its rights hereunder shall not constitute a waiver of any of such rights. All rights and remedies existing under this Agreement are cumulative to, and not exclusive of, any rights or remedies otherwise available.

SUCCESSORS AND ASSIGNS

This Agreement shall be binding upon and inure solely to the benefit of the parties hereto and their respective successors and permitted assigns

GOVERNING LAW

This Agreement shall be governed by, and construed in accordance with, the laws of the State of Delaware applicable to contracts executed in and to be performed in that state. All Actions arising out of or relating to this Agreement shall be heard and determined exclusively in any federal court in Delaware, provided, however, that if such federal court does not have jurisdiction over such Action, such Action shall be heard and determined exclusively in any Delaware state court. Consistent with the preceding sentence, the parties hereto hereby (a) submit to the exclusive jurisdiction of any federal or state court sitting in Delaware for the purpose of any Action arising out of or relating to this Agreement brought by any party hereto and (b) irrevocably waive, and agree not to assert by way of motion, defense, or otherwise, in any such Action, any claim that it is not subject personally to the jurisdiction of the above-named courts, that its property is exempt or immune from attachment or execution, that the Action is brought in an inconvenient forum, that the venue of the Action is improper, or that this Agreement or the transactions contemplated by this Agreement may not be enforced in or by any of the above-named courts.

WAIVER OF JURY TRIAL

Each of the parties hereto hereby waives to the fullest extent permitted by applicable Law any right it may have to a trial by jury with respect to any litigation brought by a party hereto directly or indirectly arising out of, under or in connection with this Agreement or the transactions contemplated by this Agreement. Each of the parties hereto hereby (a) certifies that no representative, agent or attorney of the other party has represented, expressly or otherwise, that such other party would not, in the event of litigation, seek to enforce the foregoing waiver and (b) acknowledges that it has been induced to enter into this Agreement and the transactions contemplated by this Agreement, as applicable, by, among other things, the mutual waivers and certifications in this Section 11.10.

COUNTERPARTS

This Agreement may be executed and delivered (including by facsimile transmission) in one or more counterparts, and by the different parties hereto in separate counterparts, each of which when executed shall be deemed to be an original, but all of which taken together shall constitute one and the same agreement.

EXPENSES

The parties hereto acknowledge that all costs and expenses, including fees and disbursements of counsel, financial advisors and accountants, incurred by the Baron Trust, the Baron Fund, the Lincoln Trust and the Lincoln Fund in connection with this Agreement and the transactions contemplated hereby shall be borne by Baron and Lincoln as agreed by them.

LIMITATION OF LIABILITY

EACH PARTY ACKNOWLEDGES AND AGREES THAT ALL OBLIGATIONS OF THE LINCOLN TRUST UNDER THIS AGREEMENT ARE BINDING ONLY WITH RESPECT TO THE LINCOLN FUND; THAT ANY LIABILITY OF THE LINCOLN TRUST UNDER THIS AGREEMENT WITH RESPECT TO THE LINCOLN FUND, OR IN CONNECTION WITH THE TRANSACTIONS CONTEMPLATED HEREIN WITH RESPECT TO THE LINCOLN FUND, SHALL BE DISCHARGED ONLY OUT OF THE ASSETS OF THE LINCOLN FUND; AND THAT NO OTHER SERIES OF THE LINCOLN TRUST SHALL BE LIABLE WITH RESPECT TO THIS AGREEMENT OR IN CONNECTION WITH THE TRANSACTIONS CONTEMPLATED HEREIN.

EACH PARTY ACKNOWLEDGES AND AGREES THAT ALL OBLIGATIONS OF THE BARON TRUST UNDER THIS AGREEMENT ARE BINDING ONLY WITH RESPECT TO THE BARON FUND; THAT ANY LIABILITY OF THE BARON TRUST UNDER THIS AGREEMENT WITH RESPECT TO THE BARON FUND, OR IN CONNECTION WITH THE TRANSACTIONS CONTEMPLATED HEREIN WITH RESPECT TO THE BARON FUND, SHALL BE DISCHARGED ONLY OUT OF THE ASSETS OF THE BARON FUND; AND THAT NO OTHER SERIES OF THE BARON TRUST SHALL BE LIABLE WITH RESPECT TO THIS AGREEMENT OR IN CONNECTION WITH THE TRANSACTIONS CONTEMPLATED HEREIN.

NOTICE IS HEREBY GIVEN AND THE PARTIES HERETO ACKNOWLEDGE AND AGREE THAT THIS INSTRUMENT IS EXECUTED ON BEHALF OF THE TRUSTEES OF THE LINCOLN TRUST AND THE TRUSTEES OF THE BARON TRUST, RESPECTIVELY, AS TRUSTEES AND NOT INDIVIDUALLY AND THAT THE OBLIGATIONS OF THIS INSTRUMENT ARE NOT BINDING UPON ANY OF THE TRUSTEES OR SHAREHOLDERS OF THE LINCOLN TRUST OR ANY OF THE TRUSTEES OR SHAREHOLDERS OF THE BARON TRUST.

IN WITNESS WHEREOF, THE PARTIES HAVE HEREUNTO CAUSED THIS AGREEMENT TO BE EXECUTED AND DELIVERED BY THEIR DULY AUTHORIZED OFFICERS AS OF THE DAY AND YEAR FIRST WRITTEN ABOVE.

LINCOLN VARIABLE INSURANCE
PRODUCTS TRUST, a Delaware statutory trust

By:
Title:

BARON CAPITAL FUNDS TRUST, a
Delaware statutory trust

By:
Title:

BARON CAPITAL FUNDS TRUST, a
Delaware statutory trust, on behalf of its series, the
BARON CAPITAL ASSET FUND

By:
Title:

Schedule 5.1(f)

The execution, delivery and performance of this Agreement by the Baron Trust, and the consummation of the Reorganization, may (i) result in the creation of liability under the following Contracts, (ii) result in payment, vesting or increase in benefits under the following Contracts (solely, in the case of both clauses (i) and (ii), with respect to expenses incurred by counterparties to the following Contracts as a result of the transactions contemplated by this Agreement or the Transaction Agreement), (iii) create rights of termination, cancellation or acceleration in a Person with respect to the following Contracts and (iv) give rise to a notice obligation under the following Contracts:

Advisory Agreement by and between BAMCO, Inc. and Baron Capital Funds Trust, dated June 18, 1998, as amended by Amendment to Advisory Agreement, dated February 2, 1999 (the “BAMCO Advisory Agreement”)1

Agency Agreement by and between Baron Capital Funds Trust and DST Systems, Inc., dated June 23, 1998, as amended by Letter Agreement Re: Amendment to the Agency Agreement by and between/among Baron Funds, Inc. and DST Systems, Inc. with respect to the USA PATRIOT Act and The Anti-Money Laundering Program with respect to Mutual Funds Adopted Thereunder by the Department of the Treasury, 31 CFR Part 103, RIN 1506-AA28, dated August 30, 2002 (the “DST Agency Agreement”)

Custody Agreement between Baron Asset Fund, Baron Capital Funds Trust, Baron Select Funds and The Bank of New York, dated April 29, 2004

Distribution Agreement between Baron Capital, Inc. and Baron Capital Funds Trust, dated June 23, 1998

Participation Agreement among Lincoln Life & Annuity Company of New York and Baron Capital Funds Trust and Baron Capital, Inc., dated August 28, 1998, as amended by Amendments to Fund Participation Agreement, effective as of October 15, 1999, May 1, 2000, August 20, 2002, May 1, 2003, May 1, 2006 and October 1, 2006 (the “Lincoln Life & Annuity Participation Agreement”)

Participation Agreement among The Lincoln National Life Insurance Co. and Baron Capital Funds Trust and Baron Capital, Inc., dated August 28, 1998, as amended by Amendments to Fund Participation Agreement, effective as of May 1, 1999, October 15, 1999, July 15, 2001, July 30, 2003, May 1, 2004, April 1, 2006, May 1, 2006 and October 1, 2006 (the “Lincoln National Life Insurance Participation Agreement”)

Selling Agreement by and between Baron Capital, Inc. and The Lincoln National Life Insurance Company, dated September 15, 1998

[1]	Terms defined in one Schedule but used in another Schedule shall have the same meaning throughout the Schedules.

Letter Agreement Re: Standard Trust Fund/SERV Agreement by and among Baron Asset Fund, Baron Capital Funds Trust and DST Systems, Inc., dated March 19, 1999, as amended by Letter Agreement Re: Standard Retirement Account Transfer Agreement, dated July 2, 1999

Participation Agreement among Great-West Life & Annuity Insurance Company, Baron Capital Funds Trust, BAMCO, Inc., Baron Capital, Inc. and Charles Schwab & Co., Inc., dated April 1, 1999, as amended by Clarification and Amendment of Expense Calculation in Participation Agreements among Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Baron Capital Funds Trust, BAMCO, Inc., Baron Capital, Inc. and Charles Schwab & Co., Inc., dated April 18, 2003, as further amended by Amendment to Participation Agreement and Schedules among Great-West Life & Annuity Insurance Company, Baron Capital Funds Trust, BAMCO, Inc., Baron Capital, Inc. and Charles Schwab & Co., Inc., dated May 13, 2003, as further amended by Letter Agreement Re: Variable Portfolio Billing Instructions among Charles Schwab & Co., Inc., Great-West Life & Annuity Insurance Company, Baron Capital Funds Trust, BAMCO, Inc. and Baron Capital, Inc., dated July 1, 2004, as further amended by Letter Agreement, dated September 1, 2005, and as further amended by Letter Agreement among First Great-West Life & Annuity Insurance Company, Charles Schwab & Co., Inc., Baron Capital Funds Trust, BAMCO, Inc. and Baron Capital, Inc., dated September 20, 2005 (the “FGWL&A LFPA”)2

Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated September 1, 1999, as amended by Amendment to Participation Agreement, dated March, 2002 (the “American Participation Agreement”)3

Selling Agreement by and between Baron Capital, Inc. and Lincoln Life & Annuity Company of New York and Lincoln Financial Advisers Corporation, dated September 15, 2000

Service Agreement between Lincoln Life & Annuity Company of New York and Baron Capital, Inc., dated July 1, 2000

Service Agreement between The Lincoln National Life Insurance Company and Baron Capital, Inc., dated July 1, 2000, as amended by Amendment to Service Agreement, effective as of January 2, 2003

Letter Agreement Re: Administrative Services by and among American Enterprise Life Insurance Company and BAMCO, Inc., dated April 11, 2002 (the “American Letter Agreement”, and together with the American Participation Agreement, the “American LFPA”)

[2]

According to a letter of notice from First Great West Life & Annuity Insurance Company dated December 12, 2005, First Great West Life & Annuity Insurance Company was to be merged into Canada Life Insurance Company of New York. According to such notice, the name of the merged company was to be First Great West Life & Annuity Insurance Company and all agreements of First Great West Life & Annuity Insurance Company were to be assumed by the merged entity by operation of law.

[3]

According to a letter of notice from Ameriprise Financial, Inc. dated October 30, 2006, American Enterprise Life Insurance Company will be merged into its parent, IDS Life Insurance Company (“IDS”) on December 31, 2006, at which time IDS will assume the obligations of American Enterprise Life Insurance Company. According to such notice, IDS will then change its name to RiverSource Life Insurance Company.

Insurance Fund Agreement by and among Nationwide Financial Services, Inc. and Baron Capital, Inc., dated September 18, 2002, as amended by Amendment No. 1 to Exhibit A, effective as of November 25, 2003 (the “Nationwide LFPA”)

Participation Agreement between Baron Capital, Inc. and Standard Insurance Company, dated January 1, 2005 (the “Standard LFPA”)

Participation Agreement by and among New York Life Insurance and Annuity Corporation, Baron Capital Funds Trust and Baron Capital, Inc., dated July 8, 2005 (the “New York Life Participation Agreement”)

Administrative Services and Distribution Services Agreement between New York Life Insurance and Annuity Corporation and Baron Capital Funds Trust, dated August 1, 2005 (the “New York Life Services Agreement”, and together with the New York Life Participation Agreement, the “New York Life LFPA”)

Schedule 5.1(g)

BAMCO Advisory Agreement

DST Agency Agreement

Custody Agreement between Baron Asset Fund, Baron Capital Funds Trust, Baron Select Funds and The Bank of New York, dated April 29, 2004

Distribution Agreement between Baron Capital, Inc. and Baron Capital Funds Trust, dated June 23, 1998

Lincoln Life & Annuity Participation Agreement

Lincoln National Life Insurance Participation Agreement

Letter Agreement Re: Standard Trust Fund/SERV Agreement by and among Baron Asset Fund, Baron Capital Funds Trust and DST Systems, Inc., dated March 19, 1999, as amended by Letter Agreement Re: Standard Retirement Account Transfer Agreement, dated July 2, 1999

FGWL&A LFPA

American LFPA

New York Life Participation Agreement

New York Life Services Agreement

Schedule 5.2(g)

None

Schedule 5.2(h)

None

Schedule 6.15

Legacy Fund Participation Agreement	Designated Termination Date	Survival Provisions
FGWL&A LFPA	6 months following delivery of notice	§§ 10.3, 10.4

Nationwide LFPA	90 days following delivery of notice	§ 12

Standard LFPA	6 months following delivery of notice	§§ 10.2, 10.4

American LFPA	60 days following delivery of notice	§§ 7.2, 7.3 of the American Participation Agreement

§ 3 of the American Letter Agreement
New York Life LFPA

• New York Life Participation Agreement	90 days following delivery of notice	§§ 9.2, 9.3

• New York Life Services Agreement	60 days following delivery of notice	§§ 12.2, 12.3

Schedule 7.3: Opinion of Regular Counsel to Lincoln Trust

The Baron Trust shall have received an opinion in form and substance reasonably satisfactory to it from regular counsel to the Lincoln Trust to the effect that:

(1) The Lincoln Trust was created as a statutory trust under the laws of the State of Delaware and is validly existing and in good standing under the laws of the State of Delaware;

(2) The shares of the Lincoln Fund being issued pursuant to Section 2.1 of this Agreement are validly issued, fully paid, and will be non-assessable;

(3) The Lincoln Trust is an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in the Lincoln Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Lincoln Trust and/or Lincoln Fund, the unfavorable outcome of which would materially and adversely affect the Lincoln Trust or the Lincoln Fund;

(5) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Lincoln Trust of the transactions contemplated by this Agreement, except such as have been obtained under federal securities laws and Delaware law;

(6) Neither the execution, delivery nor performance of this Agreement by the Lincoln Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Lincoln Trust is a party or by which the Lincoln Trust is otherwise bound; and

(7) This Agreement has been duly authorized, executed and delivered by the Lincoln Trust and represents a legal, valid and binding obligation of the Lincoln Trust and is enforceable against the Lincoln Trust in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium and other laws affecting the rights and remedies of creditors generally, and to general principles of equity.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Lincoln Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Lincoln Trust.

Schedule 8.5: Opinion of Regular Counsel to Baron Trust

The Lincoln Trust shall have received an opinion in form and substance reasonably satisfactory to it from regular counsel to the Baron Trust to the effect that:

(1) The Baron Trust was created as a statutory trust under the laws of the State of Delaware and is validly existing and in good standing under the laws of the State of Delaware;

(2) The outstanding shares of the Baron Fund were validly issued, fully paid, and are non-assessable;

(3) The Baron Trust is an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in the Baron Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Baron Trust and/or Baron Fund, the unfavorable outcome of which would materially and adversely affect the Baron Trust or the Baron Fund;

(5) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Baron Trust of the transactions contemplated by this Agreement, except such as have been obtained under federal securities laws and Delaware law;

(6) Neither the execution, delivery nor performance of this Agreement by the Baron Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Baron Trust is a party or by which the Baron Trust is otherwise bound (provided that no opinion is given under this paragraph with respect to any Legacy Fund Participation Agreement); and

(7) This Agreement has been duly authorized, executed and delivered by the Baron Trust and represents a legal, valid and binding obligation of the Trust and is enforceable against the Baron Trust in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium and other laws affecting the rights and remedies of creditors generally, and to general principles of equity.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Baron Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Baron Trust.

EXHIBIT B

Form of Plan of Reorganization

(Lincoln Fund to Lincoln Fund)

THIS PLAN OF REORGANIZATION dated as of                     , 2007, is by and between certain series of Funds of the Lincoln Variable Insurance Products Trust (the “Trust”).

The Trust is a statutory trust organized and existing under the laws of the State of Delaware. The Trust was formed on February 1, 2003, and has an unlimited number of authorized shares with no par value. The Trust owns no interest in land in Delaware. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. It is comprised of eighteen series.

The Acquired Fund set forth below will be reorganized into the Acquiring Fund set forth below.

Acquired Fund	Corresponding Acquiring Fund
Lincoln VIP Growth Opportunities Fund	LVIP Baron Growth Opportunities Fund

Delaware Management Company is the investment adviser to both the Acquired Fund and the Acquiring Fund. It is registered as an investment adviser under the Investment Advisers Act of 1940.

The Board of Trustees of the Trust has determined that it is in the best interests of the Trust, the Acquiring Fund, the Acquired Fund and the stockholders and beneficial owners of the Acquired Fund to combine the Acquired Fund and the Acquiring Fund in the manner set forth below.

The parties intend that the transactions contemplated herein qualify as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986 (the “Code”).

ARTICLE I

The Effective Time

The Effective Time of the Reorganization (“Effective Time”) shall be after the close of business on                     , 2007, or such other time as shall be specified by the Board or the appropriate officers of the Trust.

In the event that trading on the New York Stock Exchange or on another exchange or market on which securities or other investments held by the Acquiring Fund or Acquired Fund is disrupted on the date of the Effective Time so that, in the judgment of the Board (or appropriate officers acting under the authority of the Board), accurate appraisal of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Effective Time shall be postponed until the first business day after the day on which trading on such exchange or in such market shall have been resumed without disruption.

The Reorganization

At the Effective Time, the assets and liabilities, whether known or unknown, of the Acquired Fund will become the assets and liabilities of the corresponding Acquiring Fund, and the separate existence of the Acquired Fund will cease. The assets of the Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund. The Acquiring Fund shall also assume all of the liabilities of the corresponding Acquired Fund, whether accrued or contingent, known or unknown, existing at the Effective Time.

At the Effective Time, holders of each class of shares of the Acquired Fund representing interests in the corresponding Acquired Fund (“Acquired Fund Shares”) shall become holders of the same class of shares of such stock representing interests in the Acquiring Fund (“Acquiring Fund Shares”).

ARTICLE II

Transfer of Assets

Provided that all of the conditions precedent to the Reorganization described in Article III are fulfilled, then at the Effective Time, all of the assets of the Acquired Fund will be transferred to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and all of the liabilities of the Acquired Fund will be assumed by the Acquiring Fund.

Exchange of Stock

At the Effective Time, the Acquired Fund will exchange the outstanding Acquired Fund Shares of each class for a number of corresponding Acquiring Fund Shares of the same class. The number of full and fractional Acquiring Fund Shares to be issued to holders of Acquired Fund Shares will be determined on the basis of the relative net asset values of the Acquired Fund and the corresponding Acquiring Fund as of 4:00 p.m. Eastern Standard Time on the day of the Effective Time. The number of Acquiring Fund Shares to be issued to each holder of Acquired Fund Shares shall be determined by multiplying the number of Acquired Fund Shares to be exchanged by the stockholder by a fraction, the denominator of which is the net asset value per share of Acquiring Fund Shares and the numerator of which is the net asset value per share of Acquired Fund Shares.

The net asset value of the Acquired Fund and the net asset value of the Acquiring Fund shall be determined in accordance with methods set forth in the Acquired Fund’s and Acquiring Fund’s respective current Form N-lA registration statements and valuation procedures then in effect. In the alternative, the officers of the Acquired Fund and the corresponding Acquiring Fund may set the net asset value per share at the Effective Time.

Promptly after the Effective Time, the Trust shall cause to be registered on its transfer agency books in the name of each record holder of Acquired Fund Shares immediately prior to the Reorganization, without any action on the part of such record holder, the number of Acquiring Fund Shares (and fractional interests in such shares) issued to such record holder in the Reorganization.

ARTICLE III

Other Conditions Precedent to the Reorganization

To the extent required by the Acquired Fund’s Bylaws, the Board will call a meeting of the holders of the Acquired Fund Shares in order to submit to such holders the Plan of Reorganization for their approval or disapproval. Prior to the Effective Time, the holders of the Acquired Fund Shares shall meet and approve the Plan of Reorganization in accordance with the provisions of the Acquired Fund’s Bylaws.

Prior to any meeting of the holders of Acquired Fund Shares, the Acquired Fund shall distribute to such holders entitled to vote at such meeting a proxy statement and other proxy materials (including voting instruction forms) that comply in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934 and the rules and regulations promulgated thereunder.

Prior to the Effective Time, the Acquired Fund will distribute substantially all of its net tax-exempt income, investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryovers), if any, that has accrued through the Effective Time.

Prior to the Effective Time, the Acquiring Fund and the Acquired Fund will receive a legal opinion of tax counsel, Dechert LLP, substantially to the effect that:

1.	The acquisition, pursuant to the Plan of Reorganization, by the Acquiring Fund of the assets of the corresponding Acquired Fund in exchange for Acquiring Fund Shares will constitute a reorganization within the meaning Section 368(a)(1)( ) of the Code;

2.	No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund;

3.	The tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

4.	The holding period of the assets of the Acquired Fund transferred to the Acquiring Fund will include the period during which such assets were held by the Acquired Fund;

5.	No gain or loss will be recognized by the Acquiring Fund upon its receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund;

6.	No gain or loss will be recognized by the holders of Acquired Fund Shares upon their receipt of Acquiring Fund Shares in exchange for their Acquired Fund Shares;

7.	The basis of the Acquiring Fund Shares received by holders of Acquired Fund Shares will be the same as the basis of the Acquired Fund Shares exchanged therefor; and

8.	The holding period of Acquiring Fund Shares received by holders of Acquired Fund Shares will include the holding period of the Acquired Fund Shares exchanged therefor, provided that at the time of the exchange, the Acquired Fund Shares were held as capital assets.

ARTICLE IV

Expenses

The Lincoln National Life Insurance Company will pay the expenses of the Reorganization. The costs of the Reorganization will include preparation of the Registration Statements, printing and distributing the Acquired funds’ proxy materials, legal fees, accounting fees, and expenses of holding shareholders’ meetings. The brokerage costs associated with repositioning the Funds’ portfolios in connection with the Reorganizations will be shared by the Acquiring Funds and The Lincoln National Life Insurance Company in accordance with a methodology approved by the Board of the Trust.

ARTICLE V

Miscellaneous

At any time prior to the Effective Time, the Plan of Reorganization may be terminated by the Board (or appropriate officers of the Trust acting under the authority of the Board) or be abandoned. In either event, the Plan of Reorganization shall become void and have no effect, without liability on the part of an Acquired Fund, an Acquiring Fund, the Trust or the holders of Acquired Fund Shares or Acquiring Fund Shares.

The Plan of Reorganization and all amendments hereto shall be governed by and construed in accordance with the laws of the State of Delaware.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
on behalf of the Acquired Fund

By:
[Title]

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
on behalf of the Acquiring Fund

By:
[Title]

EXHIBIT C

Management’s Discussion of Fund Performance and Financial Highlights

Management’s Discussion of Fund Performance

The discussion of performance for both the Capital Asset Fund and the Growth Opportunities Fund in this Exhibit C is taken from the respective Fund’s most recent annual report to shareholders and does not reflect developments occurring after the report was filed with the SEC and sent to shareholders.

Capital Asset Fund

Baron Capital Asset Fund’s performance in the year ended December 31, 2005, was disappointing. The Fund gained 3.36%4 and underperformed the Russell 2000, an unmanaged index of small cap stocks, which gained 4.55% in the year ending December 31, 2005. The Fund has significantly outperformed the Russell 2000 and the S&P 500 since its inception in October 1998. Since the Fund’s inception it has gained 15.55% per year versus 10.26% for the Russell 2000 and only 4.43% for the S&P 500. (See graph below.)

The Fund’s performance was not uniform across the year. The Fund experienced a flat first quarter, -0.26%, but significantly outperformed the Russell 2000 which lost 5.34%. The relative performance reversed in the second quarter where the Fund gained 0.70% versus the Russell 2000, +4.32%. The pattern continued in the second half of the year. In the third quarter the Fund lost 1.51% versus a strong Russell 2000, +4.69%. In the fourth quarter the Fund gained 4.48% outperforming the Russell 2000 which gained +1.13%. The Fund’s performance in 2005, was in start contrast to its consistent performance in 2004 where it gained 25.64% and outperformed the Russell 2000 in each and every quarter.

The Fund’s performance was not uniform across sectors. The Fund’s performance was led by its investments in Apparel, Energy, and Financial Services. In addition, the Fund performed well with its investments in Government Services, Health Care Facilities, Real Estate, Restaurants and Transportation. The Fund’s performance was negatively impacted by its investments in a few miscellaneous financial service companies. Health Related Insurance companies, media investments and Recreation & Resorts.

In fiscal year 2006, the Fund will continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. We are looking forward to a successful 2006.

[4]

The inception date for the Insurance class shares was October 1, 1998. Performance results for the retirement class can be found in the financial highlights table on page 11 of the 12/31/05 Annual Report.

Growth Opportunities Fund

The Fund returned 25.1% (Standard Class shares with distributions reinvested) since inception on May 3, 2005. Its benchmark, the Russell 2000 Growth Index*, returned 19.4% from May 2, 2005 through December 31, 2005.

The strong relative results were attributable entirely due to successful stock selection, particularly in the Technology, Utilities and Consumer Discretionary sectors. On an individual stock basis top performers included Mobile Mini, Actuant, Atwood Oceanics and Resources Connection. Stocks that detracted from performance included Flir Systems, Stratasys, SRA International and Immucor. We have sold our positions in Flir Systems, Stratasys and Immucor.

The Fund is positioned for an environment in which economic growth slows modestly to a reasonable pace of roughly 3%. Corporate profit growth is expected to continue, but at a rate below that of recent periods. We expect that the Federal Reserve will suspend its campaign of higher short-term interest rates later this year after a few more increases. We are optimistic that the market can generate positive returns under these conditions, but expectations must be tempered by this slower growth, higher interest rate forecast.

Our focus on quality growth stocks should serve us well in an environment of decelerating economic and corporate profit growth. We remain focused on our investment philosophy of owning smaller growth companies with leadership characteristics, strong management and above average growth rates. As compared to the benchmark, the Fund is overweight in the technology, consumer discretionary, utilities and energy sectors and underweight in the materials and transportation sectors.

U.S. Small Cap Team

*	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Growth of $10,000 invested 5/3/05 through 12/31/05

This chart illustrates, hypothetically, that $10,000 was invested in the Growth Opportunities Fund Standard Class shares on 5/3/05 (commencement of operations). As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $12,513. For comparison, look at how the Russell 2000 Growth Index did from 5/2/03 through 12/31/05. The same $10,000 investment would have grown to $11.938. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Cumulative total return on investment Standard Class Shares	Ended 12/31/05
Inception (5/3/05	+25.13%

The Service Class shares cumulative total return was 24.93% for the period from 5/3/05

(commencement of operations) to 12/31/05.

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each class of each Fund for the past five years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions.

The financial highlights of the Capital Asset Fund for the periods through December 31, 2005 that are contained in this Exhibit C have been derived from financial statements audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. PricewaterhouseCoopers’ report, along with the Fund’s financial statements for periods through December 31, 2005, are included in the Fund’s annual report (available upon request).

The financial highlights of the Growth Opportunities Fund for the periods through December 31, 2005 that are contained in this Exhibit C have been derived from financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst &Young’s reports, along with the Fund’s financial statements for periods through December 31, 2005, are included in the Fund’s annual report (available upon request).

The financial highlights of both the Capital Asset Fund and the Growth Opportunities Fund for the six months ended June 30, 2006 that are contained in this Exhibit C have been derived from financial statements which are unaudited and which are contained in each Fund’s semi-annual report (each available upon request).

(see following page)

Capital Asset Fund

Insurance Shares

	Six Months Ended June 30, 2006	Year Ended December 31,
		2005	2004	2003	2002	2001
Net asset value, beginning of period	$27.96	$27.05	$21.53	$16.56	$19.30	$17.26

Income from investment operations
Net investment income (loss)	(0.13)	(0.29)	(0.20)	(0.22)	(0.19)	(0.18)
Net realized and unrealized gains (losses) on investments	2.19	1.20	5.72	5.19	(2.55)	2.31

Total from investment operations	2.06	0.91	5.52	4.97	(2.74)	2.13

Less distributions
Dividends from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	(0.09)

Total Distributions	0.00	0.00	0.00	0.00	0.00	(0.09)

Net asset value, end of period	$30.02	$27.96	$27.05	$21.53	$16.56	$19.30

Total Return	7.4%[1]	3.4%	25.6%	30.0%	(14.2)%	12.3%[2]

Ratios/Supplemental Data
Net assets (in thousands), end of period	$306,734.1	$292,423.7	$296,617.1	$176,208.0	$125,835.9	$112,983.3
Ratio of total expenses to average net assets	1.30%[3]	1.34%	1.36%	1.44%	1.42%	1.59%
Less: Expense reimbursement by investment adviser	0.00%[3]	0.00%	0.00%	0.00%	0.00%	(0.09)%

Ratio of net expenses to average net assets	1.30%[3]	1.34%	1.36%	1.44%	1.42%	1.50%

Ratio of net investment income (loss to average net assets	(0.88)%[3]	(1.01)%	(0.96)%	(1.28)%	(1.05)%	(1.18)%
Portfolio turnover rate	8.45%[1]	18.51%	29.74%	28.08%	33.01%	31.85%

[1]	Not annualized.
[2]	The total returns would have been lower had certain expenses not been reduced during the periods shown.
[3]	Annualized.

Growth Opportunities Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Growth Opportunities Fund Standard Class		Growth Opportunities Fund Service Class
	Six Months Ended 6/30/06[1] (Unaudited)	5/3/05[2] to 12/31/05	Six Months Ended 6/30/06[1] (Unaudited)	5/3/05[2] to 12/31/05
Net asset value, beginning of period	$12.513	$10.000	$12.493	$10.000

Income from investment operations:
Net investment loss[3]	(0.053)	(0.067)	(0.070)	(0.088)
Net realized and unrealized gain on investments	0.975	2.580	0.973	2.581

Total from investment operations	0.922	2.513	0.903	2.493

Net asset value, end of period	$13,435	$12,513	$13.396	$12.493

Total return[4]	7.37%	25.13%	7.23%	24.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,726	$1,165	$4,716	$990
Ratio of expenses to average net assets	1.18%	1.18%[5]	1.43%	1.43%[6]
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	4.96%	6.61%	5.21%	6.86%
Ratio of net investment loss to average net assets	(0.78)%	(0.86)%	(1.03)%	(1.11)%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(4.56)%	(6.29)%	(4.81)%	(6.54)%
Portfolio turnover	263%	376%	263%	376%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

[5]	Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.23%.
[6]	Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.48%.

EXHIBIT D

Comparison of Fundamental Investment Restrictions

Subject	Capital Asset Fund (an Acquired Fund)	Growth Opportunities Fund (an Acquired Fund) and LVIP Baron Growth Opportunities Fund (Acquiring Fund)	Difference Between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund
Real Estate:	The Fund may not purchase or sell oil and gas interests or real estate. Debt or equity securities issued by companies engaged in the oil, gas or real estate business are not considered oil or gas interests or real estate for purposes of this restriction. First mortgage loans and other direct obligations secured by real estate are not considered real estate for purposes of this restriction.	Neither Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.	These policies, as they relate to investments in real estate, although worded differently, are substantially similar in all material respects. However, the LVIP Baron Growth Opportunities Fund does not have comparable restrictions on investments in oil and gas interests and in this regard, may be deemed to be more permissive than the Capital Asset Fund. The 1940 Act does not require that a fund have a fundamental policy relating to these types of investments. Nonetheless, the LVIP Baron Growth Opportunities Fund is not expected to engage in these types of investments.

Commodities:	The Fund may not purchase or sell commodities or commodity contracts except for hedging purposes and in conformity with regulations of the Commodities Futures Trading Commission (“CFTC”) such that the Fund would not be considered a commodity pool.	Neither Fund may purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.	The LVIP Baron Growth Opportunities Fund’s policy regarding purchasing and selling commodities is more permissive than that of the Capital Asset Fund; however, the Capital Asset Fund’s current practices are not expected to change as a result of the Reorganization. The LVIP Baron Growth Opportunities Fund’s policy allows the Fund to engage in purchase and sale strategies that are generally accepted under modern portfolio theory and are regularly used by many mutual funds and other institutional investors. To the extent a fund invests in derivative instruments, the fund will be subject to certain risks, including possible default by the other party to the transaction, illiquidity, and to the extent the fund’s view as to

Subject	Capital Asset Fund (an Acquired Fund)	Growth Opportunities Fund (an Acquired Fund) and LVIP Baron Growth Opportunities Fund (Acquiring Fund)	Difference Between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund
certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a fund can realize on its own investments or cause a fund to hold a security it might otherwise sell. The ability of the LVIP Baron Growth Opportunities Fund to engage in futures contracts and options on futures will be subject to applicable rules of the CFTC. The LVIP Baron Growth Opportunities Fund’s policy is broad enough to permit investment in financial futures instruments for either investment or hedging purposes, but financial futures instruments will only be used if the Fund’s sub-adviser determines that such investments are advisable and such practices are authorized by the Board. Commodities or commodity-related instruments can be more volatile and can be affected either directly or indirectly by a variety of factors.

Lending:

The Fund may not make loans, except to the extent the purchase of debt obligations of any type (including repurchase agreements and corporate commercial paper) are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the Securities and Exchange Commission (“SEC”) and the securities exchanges where such securities are traded.

		Neither Fund may make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.	These policies, although worded differently, are substantially similar in all material respects.

Subject	Capital Asset Fund (an Acquired Fund)	Growth Opportunities Fund (an Acquired Fund) and LVIP Baron Growth Opportunities Fund (Acquiring Fund)	Difference Between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund
Diversification:	The Fund may not purchase the securities of any one issuer other than the U.S. government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund’s total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to the 5% and 10% limitations.	Neither Fund may with respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.	The LVIP Baron Growth Opportunities Fund’s policy regarding diversification is more permissive than that of the Capital Asset Fund to the extent that the Fund’s policy does not apply to securities of other investment companies; however, the Capital Asset Fund’s current practices are not expected to change as a result of the Reorganization.

Underwriting:	The Fund may not underwrite securities of other issuers.	Neither Fund may underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.	The LVIP Baron Growth Opportunities Fund’s policy regarding underwriting is more permissive than that of the Capital Asset Fund; however, the Capital Asset Fund’s current practices are not expected to change as a result of the Reorganization. From time to time, the LVIP Baron Growth Opportunities Fund may purchase a security for investment purposes which it later sells or re-distributes to institutional investor or others under circumstances where the Fund could possibly be considered to be an underwriter under the technical definition of underwriter contained in the securities laws. SEC staff interpretations, however, support the presumption that the LVIP Baron Growth Opportunities Fund legally would not be regulated as an underwriter in these circumstances.

Borrowing:	The Fund may not issue senior securities or borrow money or utilize leverage in excess of 25%	Neither Fund may borrow money, except as the 1940 Act, any rule or order	The LVIP Baron Growth Opportunities Fund’s policy regarding borrowing is more

Subject	Capital Asset Fund (an Acquired Fund)	Growth Opportunities Fund (an Acquired Fund) and LVIP Baron Growth Opportunities Fund (Acquiring Fund)	Difference Between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund
	of its net assets (plus 5% for emergency or other short-term purposes) from banks from time to time.	thereunder, or official interpretation thereof, may permit.	permissive than that of the Baron Capital Asset Fund in that the 1940 Act currently permits a Fund to borrow up to 33 1/3% of the Fund’s assets, including the amount borrowed and up to 5% for temporary or emergency purposes; however, the Capital Asset Fund’s current practices are not expected to change as a result of the Reorganization. Borrowing may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. There are also costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period.

Senior Securities:	See Borrowing above.	Neither Fund may issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

The LVIP Baron Growth Opportunities Fund’s policy regarding issuing senior securities is more permissive than that of the Capital Asset Fund; however, the Capital Asset Fund’s current practices are not expected to change as a result of the Reorganization. The Fund could experience increased risks due to the effects of leveraging; however the SEC’s collateralization requirements are designed to address such risks. Leveraging may involve the risk that if the securities held by the Fund decline in value while a transaction (such as borrowing) is outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

Subject	Capital Asset Fund (an Acquired Fund)	Growth Opportunities Fund (an Acquired Fund) and LVIP Baron Growth Opportunities Fund (Acquiring Fund)	Difference Between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund
Concentration:	The Fund may not invest more than 25% of the value of its total assets in any one industry, except investments in U.S. government securities.	Neither Fund may make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

These policies, although worded differently, are substantially similar in all material respects. Each Fund is subject to the same limitations on concentration of investments as imposed by the 1940 Act and the SEC rules and interpretive guidance provided thereunder

Buying Securities on Margin/Short-sales/Net Short Position:	The Fund may not, except as described in the prospectus, engage in short-sales, purchase securities on margin or maintain a net short position.	No similar provisions.

One effect of the Reorganization of the Capital Asset Fund into the LVIP Baron Growth Opportunities Fund will be the elimination of the restrictions on engaging in short-sales, purchasing securities on margin and maintaining net short positions; however, the Capital Asset Fund’s current practices are not expected to change as a result of the Reorganization. The 1940 Act does not require that a fund have a fundamental policy relating to these activities.

Margin purchases involve borrowing money from a broker to purchase securities. The risks associated with purchasing securities on margin are generally similar to those of borrowing money, described above.

Short-sale transactions occur when a fund sells a borrowed security and agrees to return the same security to the lender. The

Subject	Capital Asset Fund (an Acquired Fund)	Growth Opportunities Fund (an Acquired Fund) and LVIP Baron Growth Opportunities Fund (Acquiring Fund)	Difference Between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund
LVIP Baron Growth Opportunities Fund however, would be subject to applicable provisions of the 1940 Act relating to short-sale transactions. Consistent with the 1940 Act, a fund generally would be permitted only to engage in short-sale transactions (1) “against the box,” in which case the fund owns or has the right to obtain securities identical to those sold short and (2) when the fund’s possible short-sale liabilities are covered by segregated liquid assets.

Joint Trading Accounts	The Fund may not participate on a joint, or a joint and several, basis in any securities trading account.	No similar provision.

One effect of the Reorganization of the Capital Asset Fund into the LVIP Baron Growth Opportunities Fund will be the elimination of the restriction on participating in a joint trading account. The 1940 Act does not require that a fund have a fundamental policy relating to these activities.

Except in those transactions that either the 1940 Act or the SEC has deemed, with the proper level of Board oversight, to pose no problems of over- reaching by an affiliated person, the Fund likely would be required to seek an exemptive order from the SEC before engaging in the type of activity covered by this restriction.

Mortgage, Pledge or Hypothecate	The Fund may not mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with options, loans of portfolio securities, or other permitted borrowings.	No similar provision.	One effect of the Reorganization of the Capital Asset Fund into the LVIP Baron Growth Opportunities Fund will be the elimination of the restrictions on mortgaging, pledging and hypothecating the Fund’s assets; however, the Capital Asset Fund’s current practices are not expected to change as a result of the Reorganization. The 1940 Act does not require that a fund have a fundamental policy relating to these activities.

Subject	Capital Asset Fund (an Acquired Fund)	Growth Opportunities Fund (an Acquired Fund) and LVIP Baron Growth Opportunities Fund (Acquiring Fund)	Difference Between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund
Unseasoned Companies	The Fund may not purchase securities of any issuer with a record of less than three years’ continuous operations, including predecessors, except obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.	No similar provision.

One effect of the Reorganization of the Capital Asset Fund into the LVIP Baron Growth Opportunities Fund will be the elimination of the restriction on investments in issuers with less than three years’ operating history; however, the Capital Asset Fund’s current practices are not expected to change as a result of the Reorganization. The 1940 Act does not require that a fund have a fundamental policy relating to these activities.

To the extent the LVIP Baron Growth Opportunities Fund invests in these types of issuers, it may be subject to greater risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

Illiquid and Restricted Investments	The Fund may not invest more than 15% of its net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.	No similar provision.	One effect of the Reorganization of the Capital Asset Fund into the LVIP Baron Growth Opportunities Fund will be the elimination of the fundamental restriction on investing in illiquid or restricted securities; however, the Capital Asset Fund’s current practices are not expected to change as a result of the Reorganization. The SEC does not require a fund’s illiquid securities restriction to be fundamental. Nonetheless, the LVIP Baron Growth Opportunities Fund’s ability to invest in illiquid and restricted securities would still be subject to applicable federal regulatory limitations on

Subject	Capital Asset Fund (an Acquired Fund)	Growth Opportunities Fund (an Acquired Fund) and LVIP Baron Growth Opportunities Fund (Acquiring Fund)	Difference Between the Capital Asset Fund and the LVIP Baron Growth Opportunities Fund

investments in illiquid securities. For example, the SEC’s current policy is that non-money market funds, such as LVIP Baron Growth Opportunities Fund, may only invest up to 15% of their net assets in illiquid securities. However, without this restriction, the Fund will have the flexibility to change its policy regarding illiquid investments without seeking prior shareholder approval in the event the SEC’s current policy on such investments changes.

EXHIBIT E

Ownership of Shares as of [Record Date], 2006

Number of Outstanding Shares

Capital Asset Fund	Shares Outstanding
Insurance Class

Growth Opportunities Fund	Shares Outstanding
Standard Class
Service Class

As of the date of this Proxy Statement/Prospectus there were no shares of the LVIP Baron Growth Opportunities Fund outstanding.

Principal Holders of Shares of Capital Asset Fund

Series Name/Class	Shareholder Name and Address	Share Amount	Percentage
RECORD OWNERS
BENEFICIAL OWNERS

Principal Holders of Shares of Growth Opportunities Fund

Series Name/Class	Shareholder Name and Address	Share Amount	Percentage
RECORD OWNERS Standard Class
Service Class

BENEFICIAL OWNERS Standard Class
Service Class

E-1

PART B

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Baron Growth Opportunities Fund

STATEMENT OF ADDITIONAL INFORMATION

February [    ], 2007

Acquisition of the Assets and Liabilities of Lincoln VIP Growth Opportunities Fund (“Growth Opportunities Fund”) (a series of Lincoln Variable Insurance Products Trust)

1300 South Clinton Street

Fort Wayne, Indiana 46802

By and in Exchange for Shares of LVIP Baron Growth Opportunities Fund (“LVIP Baron Growth Opportunities Fund “) (a series of Lincoln Variable Insurance Products Trust)

1300 South Clinton Street

Fort Wayne, Indiana 46802

Acquisition of Substantially all of the Assets and certain Liabilities of Baron Capital Asset Fund (“Capital Asset Fund”) (a series of Baron Capital Funds Trust)

767 Fifth Avenue

New York, New York 10153

By and in Exchange for Shares of LVIP Baron Growth Opportunities Fund (“Surviving Fund”) (a series of Lincoln Variable Insurance Products Trust) 1300 South Clinton Street Fort Wayne, Indiana 46802

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated February [    ], 2007, relating specifically to the proposed transfer of substantially all of the assets of the Growth Opportunities Fund and the Capital Asset Fund to the LVIP Baron Growth Opportunities Fund and the assumption of certain liabilities of the Growth Opportunities Fund and the Capital Asset Fund in exchange for shares of the LVIP Baron Growth Opportunities Fund having an aggregate value equal to those of the Growth Opportunities Fund and the Capital Asset Fund, respectively (each a “Reorganization”). To obtain a copy of the Proxy Statement/Prospectus, please write to LINCOLN VARIABLE INSURANCE PRODUCTS TRUST, 1300 South Clinton Street, Fort Wayne, Indiana 46802, or call (800) 4LINCOLN (454-6265). Each Reorganization will be effected pursuant to an Agreement and Plan of Reorganization. The Statement of Additional Information of the LVIP Baron Growth Opportunities Fund, dated [    ], 2007 is attached hereto as Appendix A. In addition, this Statement of Additional Information incorporates by reference the following described documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

(1) The Statement of Additional Information of Capital Asset Fund dated [    ], 2006 (previously filed on EDGAR, Accession No: [    ]), [as supplemented on [    ], 2006 [if necessary] (previously filed on EDGAR, Accession No: [    ]); and

(2) The Statement of Additional Information of Growth Opportunities Fund dated May 1, 2006 (previously filed on EDGAR, Accession No: 0001193125-06-073837), as supplemented on June 30, 2006 (previously filed on EDGAR, Accession No: 0000726865-06-000229 ); and

(3) Annual Report to Shareholders of the Growth Opportunities Fund (Standard and Service Class shares) and the [Annual Report to Shareholders of the Capital Asset Fund] for the fiscal year ended December 31, 2005 (previously filed on EDGAR, Accession No.: 0000893220-06-000429 and [                            ], respectively); and

(4) Semi-Annual Report to Shareholders of the Growth Opportunities Fund (Standard and Service Class shares) for the period ended June 30, 2006 (previously filed on EDGAR, Accession No.: 0000893220-06-001938); and

(5) Annual Report to Shareholders of the Capital Asset Fund for the fiscal year ended December 31, 2005 (previously filed on EDGAR, Accession No.: [ ]); and

(6) Semi-Annual Report to Shareholders of the Capital Asset Fund for the period ended June 30, 2006 (previously filed on EDGAR, Accession No.: [            ]); and

(7) Pro forma financial statements of the Capital Asset Fund giving effect to the proposed Reorganization(s) described in the Proxy Statement/Prospectus as of June 30, 2006.

Appendix A

The information in this SAI is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

Lincoln Variable Insurance Products Trust

Baron Growth Opportunities Fund

1300 South Clinton Street

Fort Wayne, Indiana 46802

Statement of Additional Information January [    ], 2007

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about one of the series — referred to as the “fund”—of Lincoln Variable Insurance Products Trust, the Baron Growth Opportunities Fund. The fund offers two classes of shares: the Standard Class and the Service Class.

This SAI should be read in conjunction with the fund’s prospectus dated [    ], 2007. You may obtain a copy of the fund’s prospectus or, when available, the fund’s annual report on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

[THIS PAGE INTENTIONALLY LEFT BLANK]

3

Description of the Trust and the Fund

Lincoln Variable Insurance Product Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company. Certain of the fund’s investment restrictions are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of the fund will be achieved. The fund is diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Jefferson Pilot Investment Advisory Corporation (JPIA) and the fund’s sub-adviser unless the context otherwise indicates.

Fundamental Investment Restrictions

The fund has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of the fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the fund’s portfolio.

The fund may not:

1.	Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2.	Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3.	Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6.

Make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

7.	With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more

4

than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

Additional Investment Strategies and Risks

The prospectus discusses the fund’s principal investment strategies used to pursue the fund’s investment objective and the risks of those strategies.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund’s adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Investment Strategies Available to the Fund

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.

Repurchase Agreements. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

The fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be maintained in a segregated account and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.

5

U.S. Government Securities. The fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction.

In addition, certain sub-advisers may invest fund assets in money market funds that they advise or in other investment companies. The fund has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

6

Exchange-Traded Funds (“ETFs”). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Options on Securities. The fund may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, the fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of the fund’s options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser’s expectation that the price of

7

the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

The fund’s written options positions will be covered at all times. A call option written by the fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by the fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. The fund may also cover a written options position by segregating cash or liquid securities equal to the fund’s net uncovered obligation.

The effective use of options also depends on the fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.

Spreads and Straddles. In addition to the options strategies described previously, the fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options

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having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases by greater than if the fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts. The fund may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an FCM when the contract is entered into. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business and by depositing margin payments in a segregated account with the custodian when practical or otherwise required by law.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), the fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Although the fund would hold cash and liquid assets in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund’s cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

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Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund’s access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Options on Futures Contracts. The fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. With respect to long positions assumed by the fund, the fund will establish a segregated asset account with its custodian, and will deposit into it an amount of cash and other liquid assets. The fund does not intend to leverage the futures contracts.

Illiquid Investments. The fund may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale.

The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund’s investments could be impaired if trading fails to further develop, or if it declines. The board of trustees will carefully monitor the fund’s investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

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Borrowing. The fund may borrow money to the extent permitted under the 1940 Act. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the fund. Money borrowed will be subject to interest costs and other fees, which could reduce the fund’s return and may or may not be recovered by appreciation of the securities purchased. The fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Pledging Assets. The fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Foreign Currency Transactions. The fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. The fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). The fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

The fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets. Also, with regard to the fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

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Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change the fund’s investment exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged the fund by selling that currency in exchange for dollars, the fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases the fund’s exposure to a foreign currency and that currency’s value declines, the fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to the fund or that it will hedge at appropriate times.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, and forward contracts may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund’s shares to fluctuate in value.

The fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

High-Yield Fixed-Income Securities (Junk Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other

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nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as junk bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds. The fund may invest up to 15% of its total assets in junk bonds.

Junk bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of junk bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of junk bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of junk bonds. Junk bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for junk bonds.

The market for junk bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, junk bonds will be valued in accordance with procedures established by the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing junk bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Short Sales. Stocks underlying the fund’s convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell

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the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock’s decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

The fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities, such as collateralized mortgage obligations (or CMOs), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and

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may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of

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foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Temporary Defensive Strategies. In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objectives.

Rights and Warrants. The fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by the fund which expire without being exercised will result in a loss to the fund.

Delayed Delivery and When-Issued Securities and Forward Commitments. The fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While the fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time the fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The fund will also establish a segregated account with the fund’s custodian bank in which it will continuously maintain cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the fund may purchase securities on such basis without limit. An increase in the percentage of the fund’s assets committed to the purchase of securities on a when issued or delayed delivery basis may increase the volatility of the fund’s net asset value. The board of trustees does not believe that the fund’s net asset value or income will be adversely affected by its purchases of securities on such basis.

Reverse Repurchase Agreements. In a reverse repurchase agreement, the fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.

While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the board of trustees, or its delegate, deems creditworthy. Such transactions may increase fluctuations in the market value of the fund’s assets and may be viewed as a form of leverage.

Special Situations. The fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant.

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Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

The fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.

Swaps and Swaps-Related Products. The fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities. An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). A cap is a contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

The fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the fund’s custodian. If the fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells (i.e., writes) caps and floors, it will maintain cash or liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors in a segregated account.

There is no limit on the amount of interest rate swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described previously.

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Portfolio Transactions and Brokerage

The adviser and the sub-adviser of the fund are responsible for decisions to buy and sell securities and other investments for the fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The adviser and the sub-adviser of the fund currently provide investment advice to a number of other clients. It will be the practice of the adviser and each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors the adviser and the sub-adviser consider are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the adviser or sub-adviser provides investment advice (including affiliates of the adviser or sub-adviser, as the case may be).

On occasions when the adviser or the sub-adviser to the fund deems the purchase or sale of a security to be in the best interest of the fund, as well as its other clients, the adviser or sub-adviser, as the case may be, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for it’s other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the adviser or sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The adviser or the sub-adviser to the fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The board of trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports from the adviser and the sub-adviser, as well as published data concerning transaction costs incurred by institutional investors generally. The nature of the research services provided to the adviser and sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser or sub-adviser regards as a useful supplement of its own internal research capabilities.

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The adviser and sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the adviser or sub-adviser, as the case may be; in addition, the adviser and sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. Research services furnished by brokers are for the benefit of all the clients of the adviser or sub-adviser, as the case may be, and not solely or necessarily for the benefit of the fund. The adviser and sub-adviser believe that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to the adviser or sub-adviser by any amount that might be attributable to the value of such services.

No brokerage commissions have been paid by the fund since the fund had not yet commenced operations as of the date of this SAI.

No Commissions to Finance Distribution

The Investment Company Act of 1940 permits the fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the fund maintains, among other policies, a policy that prohibits it from directing to a broker-dealer in consideration for the promotion or sale of fund shares: (a) fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the fund’s portfolio transactions effected through any other broker-dealer. The fund has also established other policies and procedures designed to ensure that the fund’s brokerage commissions are not used to finance the distribution of fund shares.

Commission Recapture Program

The fund has entered into a commission recapture program with Frank Russell, pursuant to which the commission rebates will be included in realized gain (loss) on securities in the appropriate financial statements of the fund. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The board of trustees, with the assistance of Frank Russell, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for the fund to participate, or continue to participate, in the commission recapture program.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of the fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the fund’s portfolio securities. The adviser intends to manage the fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in the fund’s current income available for distribution to its shareholders. While the fund is not managed with the intent of generating short-term capital gains, the fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.

Trustees and Officers

The board of trustees oversees the management of the fund and elects the Trust’s officers. The trustees have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The trustees hold their position until their successors are elected and qualify. The Trust’s officers are re-elected annually and are responsible for the day-to-day operations of the fund. Information pertaining to the trustees and executive officers of the Trust is set forth below. Trustees that are deemed “interested

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persons,” as defined in the 1940 Act, are included in the table titled, “Interested Trustees.” Trustees who are not interested persons are referred to as independent trustees. The trustees were re-elected at the Special Meeting of Stockholders of the Trust on December 9, 2002 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.

The term “Fund Complex” includes the 29 series of the Trust, which are offered in other prospectuses and SAIs and Lincoln National Variable Annuity Fund A.

Interested Trustees

Name, Address and Date of Birth	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Kelly D. Clevenger* 1300 S. Clinton Street Fort Wayne, IN 46802 DOB: 07/25/52	Chairman, President and Trustee	Chairman since August 1995; President and Trustee since November 1994.	Vice President, The Lincoln National Life Insurance Company; Executive Vice President, Lincoln Retirement Services Company, LLC.	30	Lincoln Retirement Services Company, LLC

*	Kelly D. Clevenger, currently Chairman and President of Trust, is an interested person of the Trust by reason of his being an officer of Lincoln Life.

Interested Trustees

Name, Address and Date of Birth	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Nancy L. Frisby 1300 S. Clinton Street Fort Wayne, IN 46802 DOB: 11/10/41	Trustee	Trustee since April 1992.	Senior Vice President and Chief Financial Officer, Desoto Memorial Hospital; formerly Chief Financial Officer, Bascom Palmer Eye Institute, University of Miami School of Medicine; formerly Vice President and Chief Financial Officer, St. Joseph Medical Center, Inc.	30	N/A

Gary D. Lemon 1300 S. Clinton Street Fort Wayne, IN 46802 DOB: 05/23/48	Trustee	Trustee since November 8, 2004	Professor of Economics, DePauw University	30	N/A

Kenneth G. Stella 1300 S. Clinton Street Fort Wayne, IN 46802 DOB: 08/20/43	Trustee	Trustee since February 1998.	President, Indiana Hospital & Health Association.	30	First National Bank & Trust

David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 DOB: 02/23/43	Trustee	Trustee since August 2004.	Director, Blue and Co., LLC (regional consulting and CPA firm)	30	Meridian Investment Advisors, Inc.; Eureka College

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Officers Who Are Not Trustees

Name, Address and Date of Birth	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
James Blake 1300 S. Clinton Street Fort Wayne, IN 46802 DOB: 01/06/63	Chief Compliance Officer	Chief Compliance Officer since November 2005	Assistant Vice President, Delaware Investment Advisers; Chief Compliance Officer, Optimum Fund Trust and Lincoln National Income Fund.	N/A	N/A

William P. Flory, Jr. 1300 S. Clinton Street Fort Wayne, IN 46802 DOB: 07/04/59	Chief Accounting Officer	Chief Accounting Officer since May 2006		N/A	N/A

Cynthia A. Rose 1300 S. Clinton Street Fort Wayne, IN 46802 DOB: 04/24/54	Secretary	Secretary since February 1995.	Formerly Secretary and Assistant Vice President, The Lincoln National Life Insurance Company.	N/A	N/A

Rise C. M. Taylor 1300 S. Clinton Street Fort Wayne, IN 46802 DOB: 12/19/67	Vice President and Treasurer	Vice President since August 2003 and Treasurer since May 2006	Vice President, The Lincoln National Life Insurance Company; formerly Portfolio Manager of Lincoln Investment Management	N/A	N/A

Board Committees

The board of trustees has established an Audit Committee, which is responsible for overseeing the fund’s financial reporting process on behalf of the board of trustees and for reporting the result of their activities to the board. The Audit Committee will assist and act as a liaison with the board of trustees in fulfilling the board’s responsibility to shareholders of the fund and others relating to oversight of fund accounting, the fund’s systems of control, the fund’s process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the fund. The members of the Audit Committee include all of the independent trustees: Nancy L. Frisby, Gary D. Lemon, Kenneth G. Stella and David H. Windley. The Audit Committee met four times during the year ended December 31, 2006.

The board of trustees has also established a Nominating and Governance Committee consisting of all of the independent trustees. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the board of trustees. The Nominating and Governance Committee met four times during the year ended December 31, 2006. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company. The board does not have a valuation committee.

Ownership of Securities

As of the date of this SAI, there were no shares of the fund outstanding. As of December 31, 2006, the dollar range of equity securities owned beneficially by each trustee in any registered investment companies overseen by the trustees within the same family of investment companies as the fund was as follows:

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Interested Trustees

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kelly D. Clevenger	None	[ ]

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Nancy L. Frisby	None	[ ]

Gary D. Lemon	None	[ ]

Kenneth G. Stella	None	[ ]

David H. Windley	None	[ ]

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2006:

Compensation Table

Name of Person, Position	Aggregate Compensation From the Trust	Total Compensation From the Trust And Fund Complex
Nancy L. Frisby, Trustee	[ ]	[ ]

Gary Lemon, Advisory Trustee	[ ]	[ ]

Kenneth G. Stella, Trustee	[ ]	[ ]

David H. Windley, Trustee	[ ]	[ ]

Investment Adviser and Sub-Advisers

Investment Adviser. Jefferson Pilot Investment Advisory Corporation (JPIA) is the investment adviser to the fund. Prior to April 3, 2006, Jefferson Pilot Investment Advisory was wholly-owned by Jefferson-Pilot Corporation. As of April 3, 2006, Jefferson-Pilot Corporation merged into Lincoln JP Holdings, L.P. Lincoln JP Holdings, L.P., is wholly-owned by Lincoln National Corporation (Lincoln). JPIA is registered with the SEC as an investment adviser and is located at One Granite Place, Concord, New Hampshire 03301.

For its services, JPIA is entitled to receive from the fund an annual advisory fee equal to [        %]. [To help limit expenses, effective [    ], the adviser has contractually agreed to reduce its fee to the extent required to limit the Fund’s total operating expenses to [        %]. No advisory fees have paid by the fund since the fund had not yet commenced operations as of the date of this SAI.

Pursuant to an Investment Management Agreement dated [            ], 2007 (the Management Agreement), the adviser manages the fund’s portfolio investments and reports to the board of trustees. With limited exception, the fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund’s books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.

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Sub-Adviser. As adviser, JPIA is primarily responsible for investment decisions affecting the fund. However, JPIA has entered into a sub-advisory agreement with a professional investment management firms to provide some or substantially all of the investment advisory services required by the fund, including day-to-day investment management of the fund’s portfolio. The sub-adviser makes investment decisions for the fund in accordance with the fund’s investment objective and places orders on behalf of the fund to effect those decisions. See the following table for more information about the sub-adviser and its fees:

Fund	Sub-Adviser	Annual Fee Rate Based On Average Daily Net Asset Value
Baron Growth Opportunities Fund	BAMCO, Inc.	[ %]
767 Fifth Avenue
New York, N.Y. 10153

BAMCO, Inc., a New York corporation is a subsidiary of Baron Capital Group, Inc. (“BCG”). Mr. Ronald Baron, with his family, is the controlling stockholder of BCG and is BAMCO’s chief investment officer.

No sub-advisory fees have paid to BAMCO Inc. since the fund had not yet commenced operations as of the date of this SAI.

Service marks. The service mark for the fund and the name Lincoln have been adopted by the fund with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the fund.

In the prospectus and sales literature, the name BAMCO and Baron will be used with the fund. The continued use of this name is subject to the right of the sub-adviser to withdraw its permission in the event it ceases to be the sub-adviser to the fund.

Fund Expenses. Expenses specifically assumed by the fund under its advisory agreement include, among others, compensation and expenses of the members of the fund’s board of trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The board of trustees has delegated to the fund’s sub-adviser responsibility for voting any proxies relating to portfolio securities held by the fund in accordance with the sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed by the fund, and the sub-advisers on behalf of the fund, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, when available, can be obtained (1) without charge, upon request, by call 1-800-4LINCOLN (454-6265); and (2) on the SEC’s website at http:// www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interests, compensation, and any ownership of securities in the fund. Each portfolio manager or team member is referred to in this section as a “portfolio manager.”

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Other Accounts Managed

The following table provides information about other accounts for which the fund’s portfolio manager was primarily responsible as of [            ], 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser and Portfolio Managers	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts
BAMCO Inc.
Ronald Baron

*	In millions of dollars

Other Accounts Managed with Performance-Based Advisory Fees

The following table provides information for other accounts managed by each portfolio manager, with respect to which the advisory fee is based on account performance. Information is shown as of [            ], 2006:

Sub-Adviser and Portfolio Managers	Number of Accounts with Incentive Fees	Total Assets
BAMCO, Inc. (Ronald Baron)

Material Conflicts of Interest and Portfolio Manager Compensation

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to a Lincoln VIP fund may be presented with the following potential conflicts:

BAMCO, Inc. Conflicts of interest could arise in connection with managing the fund along with other mutual funds and clients of the sub-adviser and clients of the sub-adviser’s affiliated investment adviser. Because of market conditions, client investment guidelines and the consideration of such factors as current holidays, cash availability, and diversification considerations, not all investment opportunities will be available to the fund and all clients at all times. The sub-adviser has allocation policies designed to ensure that no fund or client is systematically given preferential treatment over time. Because an investment opportunity may be suitable for multiple accounts, the fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the mutual funds and clients managed by the sub-adviser and its affiliates.

To the extent that the fund’s portfolio manager has responsibilities for managing other client accounts, the portfolio manager divides his time and attention among relevant accounts. A conflict could arise when the portfolio manager has an investment in the fund as opposed to another mutual fund advised by the sub-adviser or has a larger investment in the fund than in other accounts he manages. The sub-adviser could also receive a performance-based fee with respect to certain accounts.

The sub-adviser believes that it has policies and procedures in place that address the fund’s potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions,

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cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.

Compensation of the Fund’s Portfolio Manager

Mr. Baron’s compensation is fixed, based on a three year contract that expired February 28, 2006. A new multi-year contract on the same general terms in being negotiated. His compensation includes a fixed base salary and a fixed bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron’s role as the Firm’s founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of the Firm’s assets under management. Consideration was given to Mr. Baron’s reputation, the long-term performance records of the funds under his management, and the profitability of the Firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by BCG.

Beneficial Interest of the Portfolio Manager

In order to own securities of the fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of the fund. In addition, although the level of a portfolio manager’s securities ownership may be an indicator of his or her confidence in the portfolio’s investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio’s performance. As of the date of this SAI, there were no shares of the fund outstanding.

Administration Agreement

The fund has entered into an Administration Agreement (the Administration Agreement) with Lincoln National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the fund. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of the fund’s books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As compensation for providing these administrative services, the fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services provided to the fund such as legal and corporate secretary services.

Accounting Agreement

The fund has entered into an accounting services agreement (the Accounting Agreement) with Delaware Management Holdings, Inc., Delaware Service Company, Inc. (collectively “Delaware”), and Lincoln Life pursuant to which Delaware provides certain accounting services for the fund. Delaware and Lincoln Life are affiliates of the fund’s adviser. Lincoln Life also serves as the fund’s administrator. Services provided under the Accounting Agreement include, among others, the calculation and communication of the daily net asset values of the fund’s shares, the determination of distributions to shareholders, and the resolution of daily pricing and custody discrepancies. For these services, the fund pays Delaware at the annual fee rate equal to the fees are payable on a monthly basis.

Code of Ethics

The Trust, JPIA and the sub-adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The board of trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of JPIA and the sub-adviser who regularly have access to information about securities purchased for the fund, to invest in securities for their own accounts. This could include securities that may be purchased by the fund. The codes are intended to prevent these

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personnel from taking inappropriate advantage of their positions and to prevent fraud upon the fund. The Trust’s Code of Ethics requires reporting to the board of trustees on compliance violations.

Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Declaration of Trust authorizes the board of trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of 18 funds organized as separate series of shares. The Declaration of Trust authorizes the board of trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

The fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee. The Trust’s 12b-1 plan allows the fund to pay distribution fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The 12b-1 plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.

The fund’s shares (all classes) have no subscriptive or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of the fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of all of the series of the Trust, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series (including the fund) affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the fund will be required in connection with a matter, the fund will be deemed to be affected by a matter unless it is clear that the interests of the fund in the matter are identical to every other series, or that the matter does not affect any interest of the fund.

Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to the fund only if approved by a majority of the outstanding shares of the fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for series having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.

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Control Persons and Principal Holders of Securities

The fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, Variable Contract). These Insurance Companies include (1) The Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802, and (2) except for the Special Opportunities Fund, Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802. As stated in the prospectus for the relevant Variable Contracts, Lincoln Life and Lincoln New York provide to contract owners of the Variable Contracts the right to direct the voting of fund shares at shareholder meetings, to the extent provided by law.

The fund may sell its shares directly to the Lincoln Profile Funds (each, a fund of funds), series of the Trust the shares of which are owned by the Insurance Companies. As of the date of this SAI, the fund had no shares outstanding. The Lincoln Profile Funds will vote shares of funds that they hold in the same proportion as the vote of all other holders of shares of the fund, as is described by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class of shares of the fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or Variable Contracts offering Service Class shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes the fund to pay to Insurance Companies or others, out of the assets of the Service Class, a monthly fee (the Plan Fee) not to exceed 0.35% per annum of the average daily net asset value of the Service Class shares of fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25%. The Plan Fee may be adjusted by the Trust’s board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No “interested person” or independent trustee of the fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The trustees of the Trust, including a majority of the independent trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the fund and contract owners of the Service Class of the fund. Each year, the Trustees must make this determination for the Plan to be continued.

No amounts have been paid under the Plan with respect to the fund as the fund had not yet commenced operations as of the date of this SAI.

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Revenue Sharing

JPIA and its affiliates, including Lincoln Financial Distributors, Inc. (“LFD”), and/or the sub-adviser may pay compensation at their own expense, including the profits from the advisory fees JPIA receives from the fund or the sub-advisory fees the sub-adviser receives from JPIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (“financial intermediaries”) in connection with the sale or retention of fund shares or the sales of insurance products that contain the fund and/or shareholder servicing (“distribution assistance”). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the fund. The additional payments may be based on factors, including level of sales, the fund’s advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the fund’s shares and the products that contain the fund. JPIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in the fund’s prospectus under the “Net Asset Value” section, the value of the fund’s investments is determined as follows.

Short-term Investments. Short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

Options Trading. Fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund’s net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Futures Contracts and Options. Futures contracts and options are valued at their daily settlement price.

Foreign Securities. The value of a foreign portfolio security held by the fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, the fund’s portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund’s assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund.

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Portfolio Holdings Disclosure

The Trust’s board of trustees has adopted policies and procedures designed to ensure that disclosure of information regarding the fund’s portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, a Trust vice president or the vice president’s designees will make shareholder reports or other regulatory filings containing the fund’s portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

A Trust vice president or the vice president’s designees may provide the fund’s top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the fund in their products (“Insurance Companies”). All Insurance Companies must sign a confidentiality agreement acknowledging that any nonpublic portfolio information will be kept strictly confidential and that the nonpublic portfolio information is proprietary information of the fund. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

A Trust vice president or the vice president’s designees may provide other portfolio holdings information 30 days following the end of each quarter to the Insurance Companies. All Insurance Companies must sign a confidentiality agreement acknowledging that any non-public portfolio information will be kept strictly confidential and that the non-public information is proprietary information of the fund. The Insurance Companies will distribute shareholder reports (annual and semi-annual) containing the portfolio holdings of the fund to contract owners in accordance with applicable laws and regulations. The Insurance Companies may make the portfolio information publicly available (including via website posting) 45 days after the end of the quarter.

A Trust vice president or the vice president’s designees may also provide holdings information 30 days following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund’s portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement acknowledging that the non-public information will be kept strictly confidential and that the non-public portfolio information is proprietary information of the fund. These parties may disseminate the portfolio holdings information 60 days following the end of the quarter, which is after the SEC filings are made. These third parties presently are Anerich Massina & Associates and Ibbotson Associates.

A Trust vice president or the vice president’s designees may provide, at any time, portfolio holdings information to: (a) fund service providers and affiliates, such as the fund’s investment adviser, sub-adviser, custodian and auditor, to the extent necessary to perform services for the fund; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.

The fund will disclose its portfolio holdings in public SEC filings. The Trust’s board of trustees also may, on a case-by-case basis, authorize disclosure of the fund’s portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the fund, its investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the fund’s portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the fund’s prospectus and/or SAI.

The Trust’s board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of

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fund shareholders, on the one hand, and those of the fund’s investment adviser and other fund affiliates, on the other. Moreover, the fund’s chief compliance officer will address the operation of the fund’s procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information

Shares of the fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life. Shares of the fund may also be purchased by the Lincoln Profile Funds, other series of the Trust, that invest their assets in other mutual funds. The offering price of the fund’s shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent

All securities, cash and other similar assets of the fund are currently held in custody by Mellon Bank, N.A., One Mellon Center, Pittsburgh, Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the fund proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for the fund.

Independent Registered Public Accounting Firm

The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent Registered Public Accounting Firm for the fund. In addition to the audits of the financial statements of the fund, other services provided include review and consultation connected with filings of annual reports and registration statements with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

Financial Statements

Because the fund is new and has no operating history, no financial statements are yet available.

Taxes

The fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If the fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, the fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the

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Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund’s principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

The fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, the fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by the fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the fund to qualify as a regulated investment company would also subject the fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since the only shareholders of the fund will be Lincoln Life and LNY, no discussion is stated herein as to the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the fund. State and local taxes vary.

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APPENDIX A

Bond and Commercial Paper Ratings

Certain of the fund’s investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody’s Investors Service, Inc. and Standard & Poor’s Corp.

Moody’s Investors Service, Inc.

Aaa—Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa—Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor’s Corp.

AAA—This is the highest rating assigned by Standard & Poor’s Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

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A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC—Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service, Inc.

Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1—Highest Quality;

Prime 2—Higher Quality;

Prime 3—High Quality.

(The fund will not invest in commercial paper rated Prime 3).

Standard & Poor’s Corp.

A Standard & Poor’s Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

A—Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The fund will not invest in commercial paper rated A-3).

A—1 This designation indicates that the degree of safety regarding timely payment is very strong.

A—2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

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APPENDIX B

Baron Capital Management, Inc.

BAMCO, Inc.

PROXY VOTING POLICY AND PROCEDURES

POLICY STATEMENT

Introduction - Baron Capital Management, Inc. and BAMCO, Inc. (the “Adviser” or “Advisers”) are adopting these proxy voting policies and procedures (the “Policies and Procedures”) in order to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and its associated record-keeping requirements. The Policies and Procedures apply to those client accounts (i) that contain voting securities; and (ii) for which an Adviser has authority to vote client proxies. The Policies and Procedures will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. Other, similar rights such as consent rights shall be evaluated on a case by case basis.

Pursuant to the Policies and Procedures and its fiduciary duties, each Adviser will vote client proxies as part of its authority to manage, acquire and dispose of account assets. When voting proxies for client accounts, the Adviser’s primary objective is to make voting decisions solely in the best interests of clients and beneficiaries and participants of benefits plans for which we manage assets. In fulfilling its obligations to clients, the Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. In certain situations, a client or its fiduciary may provide the Adviser with a statement of proxy voting policy. In these situations, the Adviser seeks to comply with such policy to the extent it would not be inconsistent with applicable regulation or the fiduciary responsibility of the Adviser.

Duty to Vote Proxies - The Adviser acknowledges that it is part of its fiduciary duty to its clients to vote client proxies, except in cases in which the cost of doing so, in the opinion of the Adviser, would exceed the expected benefits to the client. This may be particularly true in the case of non-U.S. securities. While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of logistical problems that may have a detrimental effect on the Adviser’s ability to vote such proxies. The logistical problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and (vi) requirements to provide local agents with power of attorney to facilitate the Adviser’s voting instructions. Accordingly, the Adviser may conduct a cost-benefit analysis in determining whether to attempt to vote its clients’ shares at a non-US company’s meeting, whereby if it is determined that the cost associated with the attempt to exercise its vote outweighs the benefit the Adviser believes its clients will derive by voting on the company’s proposal, the Adviser may decide not to attempt to vote at the meeting.

Material Conflicts - The Adviser will vote its clients’ proxies in the best interests of its clients and not its own. In voting client proxies, the Adviser will avoid material conflicts of interests between the interests of

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the Adviser and its affiliates on the one hand and the interests of its clients on the other. The Adviser recognizes that it may have a material conflict of interest in voting a client proxy where (i) it manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) it manages money for an employee group that is the proponent of a proxy proposal; (iii) has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) it otherwise has a personal interest in the outcome in a particular matter before shareholders. Notwithstanding the above categories, the Adviser understands that the determination of whether a “material conflict” exists depends on all of the facts and circumstances of the particular situation. The Adviser acknowledges the existence of a relationship of the type discussed above, even in the absence of any active efforts to solicit the investment adviser with respect to a proxy vote, is sufficient for a material conflict to exist.

Assumptions Related to Director Independence - In 2003, the New York Stock Exchange (or “NYSE”) and NASDAQ implemented increased standards for board independence, including a stronger definition of “independent” director and a requirement that a majority of the board be independent. In general, according to the NYSE and NASDAQ independence standards, a director will be deemed independent if the board affirmatively attests that he or she has no relationship with the company that would interfere with the director’s exercise of independent judgment or in carrying out the responsibilities of a director. Certain types of relationships will preclude a finding of independence by the board. Such relationships include: directors (or those with family members) who are former employees of the company or its auditor; have commercial, advisory or, in the case of NASDAQ, charitable ties with the company; or have interlocking compensation committees. Such relationships carry a three-year cooling-off, or look-back, period beginning on the date the relationship ends. The Adviser has adopted a policy which assumes director independence after a five-year cooling-off period.

GENERAL PROXY VOTING GUIDELINES

It is the policy of the Adviser in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for its clients. To ensure consistency in voting proxies on behalf of its clients, the Adviser utilizes the proxy voting guidelines (the “Proxy Voting Guidelines”) set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues.

I. Management Proposals:

A. The following management sponsored proposals are usually voted in support of management.

1.	Approval of auditors and financial statements

2.	Election of Directors

3.	Requirement that at least 51% of its Board’s members be comprised of independent and unaffiliated Directors

4.	Requirement that the majority of members of the company’s compensation committee, and 100% of members of the company’s nominating and audit committees, be comprised of independent or unaffiliated Directors

5.	Recommendations to set retirement ages or require specific levels of stock ownership by Directors

6.	General updating/corrective amendments to the charter

7.	Elimination of cumulative voting

8.	Elimination of preemptive rights

9.	Provisions for confidential voting and independent tabulation of voting results

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10.	Proposals related to the conduct of the annual meeting except those proposals which relate to the “transaction of such other business which may come before the meeting”

11.	Capitalization changes which eliminate other classes of stock and voting rights

12.	Proposals to increase the authorization of existing classes of stock if: (i) a clear and legitimate business purpose is stated and (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested

13.	Proposals for share repurchase plans, unless it appears that a repurchase plan lacks a bona fide business purpose

14.	Proposals to effect stock splits unless such a split would be contrary to shareholders’ best interests

15.	Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases

16.	Director fees unless the amounts are excessive relative to other companies in the country or industry

17.	Employee stock purchase plans that permit discounts up to 15% but only for grants that are part of a broad based employee plan, including all non-executive employees

18.	Establishment of Employee Stock Option Plans and other employee ownership plans

19.	Proposals to expense stock options

20.	Executive/Director stock option plans. Generally, the stock option plans should meet the following criteria: (i) the stock option plan should be incentive based; (ii) should be no more than 2% per annum of the issued capital at the time of approval

21.	Modify or rescind existing supermajority vote requirements to amend the charters or bylaws

22.	Adoption of anti-greenmail provisions provided that the proposal (a) defines greenmail, (b) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders, and (c) contains no anti-takeover measures or other provisions restricting the rights of shareholders

23.	Proposals requiring shareholder ratification of poison pills

B. The following proposals are usually voted against, notwithstanding management support:

1.	Capitalization changes which add classes of stock which may significantly dilute the voting interests of existing shareholders

2.	Proposals to increase the authorized number of shares of existing classes of stock which carry preemptive rights or super voting rights

3.	Creation of blank check preferred stock

4.	Changes in capitalization by 2% or more where management does not offer an appropriate rationale or where it is contrary to the best interests of existing shareholders

5.	Compensation proposals that allow for discounted stock options which have not been offered to employees in general

6.	Executive compensation plans that are excessive relative to other companies in the industry

7.	Anti-takeover and related provision that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers

8.	Shareholders rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding

9.	Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions

10.	Proposals to indemnify auditors

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11.	Proposals to adopt poison pills

C. The following types of proposals are usually voted on a case-by-case basis:

1.	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered are not supported by the Advisers, however the Adviser does not want to vote against a good management team, and so will usually abstain

2.	Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations)

3.	Proposals to create a new class of preferred stock or for issuances of preferred stock up to 5% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders, in which case we are opposed

4.	Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock, provided such proposals have a legitimate business purpose

5.	Proposals to change covenants or other terms in connection with financings or debt issuances

6.	Proposals to amend terms of shareholder rights agreements or similar documents which will affect the rights of a client

7.	Limiting Directors’ liability and broadening indemnification of Directors

II. Shareholder Proposals:

A. The following shareholder proposals are usually voted in support:

1.	Requirement that a majority of members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated Directors

2.	Prohibit payment of greenmail

3.	Proposals which request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (“SEC”) regulations

4.	Elimination of certain anti-takeover related provisions

5.	Reduction or elimination of supermajority vote requirements

6.	Proposals to expense stock options

7.	Confidential voting 8. Majority vote for the election of Directors

B. The following shareholder proposals are usually voted against:

1.	Requirements that the issuer prepare reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders

2.	Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact to the shareholders

3.	Proposals that require inappropriate endorsements or corporate actions

4.	Proposals requiring Directors to own large amounts of stock to be eligible for election

5.	Proposals which limit tenure of Directors

6.	Requiring shareholder approval of golden parachutes

7.	Requiring separate chairman and CEO positions

C. The following shareholder proposals are usually determined on a case-by-case basis:

1.	Proposals to limit golden parachutes

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2.	Restoring cumulative voting in the election of Directors

3.	Requirement that a certain percentage of its Board’s members be comprised of independent and unaffiliated Directors

4.	Proposals which limit retirement benefits or executive compensation

5.	Requiring shareholder approval for Bylaw or charter amendments

6.	Requiring shareholder approval for shareholder rights plan or poison pill

ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

I. Proxy Review Committee

A. The Adviser’s Proxy Review Committee (the “Committee”) is responsible for creating and implementing the Policies and Procedures and, in that regard, has adopted the general principles and guidelines set forth above in Sections I and II. Among other things, the Committee is responsible for the following:

1.	The Committee shall establish and review these Policies and Procedures and determine how the Adviser will vote proxies on an ongoing basis.

2.	The Committee shall have the authority to amend and change the Policies and Procedures and designate voting positions consistent with the objective of maximizing long-term investment returns for the Adviser’s clients.

3.	The Committee shall meet as needed to oversee and address all questions relating to the Adviser’s Policies and Procedures, which may include: (1) general review of proposals being put forth at shareholder meetings of portfolio companies; (2) adopting changes in the Policies and Procedures; (3) determining whether voting on matters in the manner favored by the Adviser are “material” conflicts of interests within the meaning of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended; (4) determining how to vote matters for which specific direction has not been provided the Proxy Voting Guidelines (i.e. “case by case” matters) or are otherwise not covered by the Proxy Voting Guidelines (collectively, “Discretionary Proposals”); and (5) override review.

4.	The Committee will periodically review the Proxy Voting Guidelines to determine if they are current and consistent with the Adviser’s policy and will make appropriate changes as needed.

Operating Procedures

B. The following operating procedures are intended to ensure that the Adviser satisfies its proxy voting obligations:

1.	The legal department will review all new client accounts to determine whether (i) the account contains voting securities and (ii) the client has delegated proxy voting authorization to the Adviser in the investment Advisory agreement or (iii) the client has otherwise provided specific voting instructions. Any questions regarding whether or not a security is a “voting” security or whether voting authority has been delegated by a client will be directed to the legal department.

2.	The designated proxy reviewer, as supervised by the legal department, will receive proxy materials and ballots and reconcile these materials with holdings in client accounts as they occur.

3.	he designated proxy reviewer will compile and review the matters to be voted on, and determine: (i) which matters are to be voted in accordance with the Proxy Voting Guidelines (a “Pre- Determined Matter”); and (ii) which matters are Discretionary Matters and (iii) which matters are to be voted pursuant to the instructions of clients (a “Directed Matter”). Any questions regarding whether a matter is a Pre-Determined Matter, a Discretionary Matter or a Directed Matter will be directed to the legal department.

38

4.	For all Discretionary Matters, the designated proxy reviewer, as supervised by the legal department, shall screen the matter and make a preliminary determination regarding whether the matter presents a potential material conflict of interest between the interests of the Adviser and its affiliates on the one hand and the Adviser’s client on the other. In order to determine whether a Discretionary Matter poses a potential material conflict of interest, the designated proxy reviewer shall compile and maintain a list of the following as applicable.

a.	all issuers for which the Adviser or its affiliates manage assets;

b.	all issuers for which the Adviser or its affiliates manages employee benefit plans;

c.	any issuer for which the Adviser or its affiliates is soliciting the provision of services enumerated in (a) and (b);

d.	any other issuer with which the Adviser or its affiliates or its senior officers has a material business relationship; and e. any employee group for which the Adviser manages money. This list, which shall be reviewed quarterly by the Director of Mutual Fund Marketing and the Director of Institutional Marketing, shall be known as the “Master Conflicts List”.

5.	The designated proxy reviewer, as supervised by the legal department, shall screen the issuer, employee group or any other material related party (“Material Parties”) involved in the Discretionary Matter against the Master Conflicts List and develop a list of potential conflicts (“Potential Conflicts List”).

6.	For each Discretionary Matter, the designated proxy reviewer, as supervised by the legal department, may solicit relevant information from portfolio managers, investment personnel, analysts and other employees of the Adviser who may have an investment or other professional interest in the Discretionary Matter.

7.	The Committee shall meet at least quarterly and shall review whether any person listed on the Master Conflicts List would, under the facts and circumstances, create a material conflict of interest between the interests of the Adviser and its affiliates on the one hand and the Adviser’s clients on the other. In making the finding required in (ii) above, the Committee shall consider the Potential Conflicts List and any other material relationship known to the Committee between the Adviser and its affiliates and the Material Parties. The Committee may act by consent.

8.	If the Proxy Review Committee in consultation with the legal department determines that with respect to any Discretionary Matter a material conflict of interest exists in voting the Discretionary Matter, the Committee shall direct the legal department to obtain the informed written consent of the affected client (or clients) to the Committee’s favored vote. If obtaining such consent from any client is impracticable or undesirable, the Adviser shall vote the client’s proxy in accordance with the published recommendation of Institutional Shareholder Services (“ISS”) or shall appoint an independent third party to vote.

9.	If any portfolio manager, investment person, or any other employee of the Adviser wishes to vote a proxy with respect to a Pre-Determined Matter in a manner other than that set forth in the Proxy Voting Guidelines (an “Override Matter”), such person shall contact the legal department. The legal department shall review the Override Matter against the Master List and make a determination whether a material conflict exists. If a material conflict is found to exist, it shall be duly recorded. If the legal department determines that a material conflict of interest exists with respect to voting the Override Matter in the manner it favors, the legal department shall either: (i) vote the Override Matter in the manner originally prescribed by the Proxy Voting Guidelines; or (ii) obtain the informed written consent of the affected client (or clients). A list of Override Matters shall be presented at the next meeting of the Committee.

39

10.	Directed Matters will be voted in accordance with the instructions of the client.

11.	The designated proxy reviewer, as supervised by the legal department, will ensure that all proxies are voted in accordance with these Procedures and Policies.

12.	The functions described hereunder may be delegated to a third party proxy voting or other service provider.

13.	All decisions of the Committee, including all determinations regarding the existence of a material conflict of interest with respect to a Discretionary or Override Matter and the basis for such determination, shall be documented in writing and maintained for a period of at least 6 years.

III. CLIENT DISCLOSURE POLICIES

BCM will give a copy of the Policies and Procedures to its clients. The legal department will provide any client, upon written request, with a tabulation of how such client’s proxies were voted by BCM. BAMCO will follow the same procedures with respect to its sub-advised fund clients. For BAMCO managed Funds, a quarterly proxy voting report shall be provided to the Board of each Fund. Form N-PX will be filed with the SEC no later than August 31 for each year ended June 30 by the legal department. The Funds will also include in their SAIs, pursuant to Item 13(F) of Form N-1A, a description of the policies and procedures that BAMCO uses when a vote presents a conflict of interest between the Funds’ shareholders and BAMCO. The Funds’ SAIs will also state the location of each of the Funds’ Form N-PX disclosing how each of the Funds’ proxies relating to portfolio securities were voted during the most recent 12-month period ended June 30. The Funds will include in their semi-annual report and annual reports to shareholders a statement that the Funds’ proxy voting policies and procedures are available without charge on the Fund’s website, www.BaronFunds.com, or by calling 1-800-99-BARON, and on the SEC’s website at www.sec.gov for the most recent twelve-month period ending June 30 is available on or through the Funds’ website and on the SEC’s website. Such information will be posted to the website as soon as reasonably practicable after the filing with the SEC. The Funds will also include in their semi-annual report and annual reports to shareholders a statement that the Funds’ proxy voting record for the most recent twelve-month period ending June 30 is available on or through the Funds’ website and on the SEC’s website. Such information will be posted to the website as soon as reasonably practicable after filing with the SEC.

RECORDKEEPING

Rule 204-2 under the Advisers Act, as amended, requires that the Adviser retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes it cast on behalf of clients; (iv) records of client requests for proxy voting information and (v) any documents prepared by the investment adviser that were material to making a decision how to vote or that memorialized the basis for the decision. The Adviser will keep all written requests from clients and any written response from the Adviser (to either a written or an oral request). The Adviser may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that the Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

40

LVIP BARON GROWTH OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

LVIP Baron Growth Opportunities Fund (formerly Baron Capital Asset)

Assets:
Investments in securities, at value (Cost $197,352,895)	$306,017,515
Cash	62,695
Dividends and interest receivable	61,289
Receivable for securities sold	520,481
Receivable for shares sold	162,585
Prepaid expenses	3,344
Due from adviser (see Note 4)	5,383

306,833,292

Liabilities:
Payable for shares redeemed	22,155
Accrued expenses and other payables	76,988

99,143

Net Assets	$306,734,149

Net Assets consist of:
Capital paid-in	$183,764,569
Accumulated net investment loss	(1,363,227)
Accumulated net realized gain	15,668,187
Net unrealized appreciation on investments	108,664,620

Net Assets	$306,734,149

Shares Outstanding — Insurance Shares ($0.01 par value; indefinite shares authorized)	10,216,272

Net Asset Value Per Share — Insurance Shares	$30.02

LVIP BARON GROWTH OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

(UNAUDITED)

For the twelve months ended June 30, 2006

	Baron Capital Asset Fund	Pro Forma Adjustments		Baron Capital Asset Fund Merge to LVIP Baron Growth Opportunities Fund
Investment income:
Income:
Interest	$89,072			$89,072
Dividends	1,018,409			1,018,409

Total income	1,107,481			1,107,481

Expenses:
Investment advisory fees	3,066,315			3,066,315
Distribution fees - Service Class Shares	754,172			754,172
Accounting and Administration Expense		143,285	A	143,285
Shareholder servicing agent fees	34,287	(34,287)	D
Reports to shareholders	109,124	(67,205)	B	41,919
Custodian fees	20,701			20,701
Registration and filing fees	32,882	(30,497)	B	2,385
Professional fees	43,277	5,528	B	48,805
Trustee fees	23,823	(15,143)	B	8,680
Miscellaneous	6,476	(2,787)	B	3,689

Total expenses	4,091,057	(1,106)		4,089,951
Less: expense reimbursement by investment adviser (see Note 3)	(10,161)	(4,161)	C	(14,322)

Net expenses	4,080,896	(5,267)		4,075,629

Net investment loss	(2,973,415)	5,267		(2,968,148)

Realized and unrealized gain(loss) on investments:

Net realized gain on investments sold	23,752,556			23,752,556
Change in net unrealized appreciation of investments	8,597,094			8,597,094

Net gain on investments	32,349,650			32,349,650

Net increase in net assets resulting from operations	$29,376,235	5,267		29,381,502

A	Based on the contracts in effect for the Lincoln Variable Insurance Product Trust.

B	Based on the expense structure of the Lincoln Variable Insurance Product Trust.

C

Subsequent to the merger, the Adviser has agreed to contractually limit the expense ratio of the Baron Growth Opportunities Fund so that it does not exceed the expense ratio of the Baron Capital Asset Fund prior to the merger. The expense ratio for the Baron Capital Asset Fund Insurance Class shares for the year ended 12/31/06 was 1.32%. The Baron Capital Asset Fund Insurance Class shares will be exchanged for Baron Growth Opportunities Fund Service Class shares. These share classes include a 0.25% 12b-1 fee. The pro forma adjustment to the “expense reimbursement by investment advisor” reflects expense caps for the Baron Growth Opportunities Fund Standard and Service Class shares of 1.07% and 1.32%, respectively, for the 12 months ended June 30, 2006.

D	Shareholder servicing functions are performed by the Administrator of Lincoln Variable Insurance Product Trust and the Administrator's fees are reflected in “Accounting and Administration Expense”.

LVIP BARON GROWTH OPPORTUNITIES FUND

STATEMENT OF NET ASSETS

As of June 30, 2006 (Unaudited)

			LVIP Baron Growth Opportunities Fund (formerly Baron Capital Asset)
	Shares		Cost	Value
Common Stocks (97.32%)
		Apparel (3.84%)
	300,000	Carter’s, Inc.*	$4,230,330	$7,929,000
	70,000	Polo Ralph Lauren Corp., Cl A	1,100,499	3,843,000

			5,330,829	11,772,000
		Business Services (3.76%)
	145,000	ChoicePoint, Inc.*	2,746,995	6,056,650
	70,000	CoPart, Inc.*	1,643,963	1,719,200
	80,000	Gevity HR, Inc.	1,424,546	2,124,000
	59,900	Macquarie Infrastructure Company Trust	1,883,065	1,652,641

			7,698,569	11,552,491
		Chemical (1.75%)
	70,000	Senomyx, Inc.*	706,024	1,010,100
	180,000	Symyx Technologies, Inc.*	3,163,355	4,347,000

			3,869,379	5,357,100
		Communications (1.07%)
	60,000	Equinix, Inc.*	1,765,941	3,291,600
		Consulting (0.42%)
	25,000	Hewitt Associates, Inc.*	577,348	562,000
	40,000	LECG Corp.*	870,746	738,800

			1,448,094	1,300,800
		Distribution (1.25%)
	60,000	Beacon Roofing Supply, Inc.*	1,491,530	1,320,600
	30,000	Pool Corp. (formerly known as SCP Pool Corp.)	1,200,328	1,308,900
	20,000	Watsco, Inc.	1,334,684	1,196,400

			4,026,542	3,825,900
		Education (4.07%)
	300,000	DeVry, Inc.*	5,009,441	6,591,000
	38,000	Strayer Education, Inc.	3,489,193	3,690,560
	100,000	Universal Technical Institute, Inc.*	3,039,862	2,202,000

			11,538,496	12,483,560
		Energy Services (8.37%)
	50,000	Carbo Ceramics, Inc.	3,094,277	2,456,500
	35,000	Core Laboratories N.V.*	1,615,503	2,136,400
	240,000	Encore Acquisition Co.*	3,991,417	6,439,200
	125,000	FMC Technologies, Inc.*	2,716,987	8,432,500
	50,000	SEACOR Holdings, Inc.*	2,199,397	4,105,000
	50,000	Whiting Petroleum Corp.*	1,612,573	2,093,500

			15,230,154	25,663,100

STATEMENT OF NET ASSETS

As of June 30, 2006 (Unaudited)

Common Stocks (continued)

Shares		Cost	Value
	Financial Services — Asset Management (1.87%)
125,000	Cohen & Steers, Inc.	$1,937,946	$2,950,000
70,000	Eaton Vance Corp.	1,195,374	1,747,200
28,000	GAMCO Investors, Inc., Cl A	749,601	1,029,280

		3,882,921	5,726,480
	Financial Services — Banking (4.28%)
35,000	Cathay General Bancorp	1,257,088	1,273,300
80,000	Center Financial Corp.	1,793,884	1,891,200
160,000	First Republic Bank	5,243,802	7,328,000
160,000	UCBH Holdings, Inc.	3,287,935	2,646,400

		11,582,709	13,138,900
	Financial Services — Brokerage & Exchanges (2.60%)
250,000	Jefferies Group, Inc.	2,912,093	7,407,500
30,000	Thomas Weisel Partners Group, Inc.*	660,013	570,300

		3,572,106	7,977,800
	Financial Services — Insurance (2.11%)
80,000	Arch Capital Group, Ltd.*	2,116,211	4,756,800
60,000	Axis Capital Holdings, Ltd.	1,539,564	1,716,600

		3,655,775	6,473,400
	Financial Services — Miscellaneous (3.59%)
65,000	CheckFree Corp.*	1,431,945	3,221,400
60,000	National Financial Partners Corp.	3,299,437	2,658,600
90,000	The First Marblehead Corp.	2,628,845	5,124,600

		7,360,227	11,004,600
	Gaming Services (1.39%)
130,000	Shuffle Master, Inc.*	3,584,807	4,261,400
	Healthcare Facilities (5.14%)
140,000	Community Health Systems, Inc.*	3,499,920	5,145,000
130,000	Manor Care, Inc.	1,533,227	6,099,600
150,000	United Surgical Partners Intl., Inc.*	2,073,386	4,510,500

		7,106,533	15,755,100

STATEMENT OF NET ASSETS

As of June 30, 2006 (Unaudited)

Common Stocks (continued)

Shares		Cost	Value
	Healthcare Products (2.45%)
120,000	DepoMed, Inc.*	$697,642	$704,400
150,000	Edwards Lifesciences Corp.*	4,600,769	6,814,500

		5,298,411	7,518,900
	Healthcare Services (3.02%)
85,000	Charles River Laboratories Intl., Inc.*	2,504,752	3,128,000
50,000	Gen-Probe, Inc.*	2,280,377	2,699,000
120,000	Odyssey HealthCare, Inc.*	1,722,155	2,108,400
60,000	PRA International*	1,440,293	1,336,200

		7,947,577	9,271,600
	Healthcare Services — Insurance (4.68%)
230,000	AMERIGROUP Corp.*	4,959,209	7,139,200
150,000	Centene Corp.*	1,328,642	3,529,500
75,000	WellCare Health Plans, Inc.*	3,298,694	3,678,750

		9,586,545	14,347,450
	Hotels and Lodging (2.49%)
50,000	Choice Hotels Intl., Inc.	315,810	3,030,000
75,000	Four Seasons Hotels, Inc.	2,350,235	4,608,000

		2,666,045	7,638,000
	Real Estate (3.75%)
270,000	CB Richard Ellis Group, Inc., Cl A*	1,710,068	6,723,000
80,000	CoStar Group, Inc.*	3,342,729	4,786,400

		5,052,797	11,509,400
	Real Estate — Home Building (0.15%)
15,000	Hovnanian Enterprises, Inc., Cl A*	608,559	451,200
	Real Estate — REITs (1.16%)
5,000	Alexander’s, Inc.*	360,140	1,358,800
195,000	Spirit Finance Corp.	2,219,541	2,195,700

		2,579,681	3,554,500
	Recreation and Resorts (13.30%)
180,000	Ameristar Casinos, Inc.	3,158,331	3,501,000
50,000	Gaylord Entertainment Co.*	1,438,737	2,182,000
140,000	Isle of Capri Casinos, Inc.*	2,852,849	3,591,000
150,000	Kerzner Intl., Ltd.*	3,080,175	11,892,000
26,600	Six Flags, Inc.*	197,707	149,492
150,000	Vail Resorts, Inc.*	2,560,573	5,565,000
190,000	Wynn Resorts, Ltd.*	2,468,956	13,927,000

		15,757,328	40,807,492

STATEMENT OF NET ASSETS

As of June 30, 2006 (Unaudited)

Common Stocks (continued)

	Shares		Cost	Value
		Restaurants (6.09%)
	125,000	California Pizza Kitchen, Inc.*	$3,398,992	$3,435,000
	60,000	Panera Bread Co., Cl A*	2,120,751	4,034,400
	60,000	Peet’s Coffee & Tea, Inc.*	1,856,730	1,811,400
	85,000	P.F. Chang’s China Bistro, Inc.*	4,062,638	3,231,700
	50,000	Red Robin Gourmet Burgers, Inc.*	2,492,191	2,128,000
	150,000	The Cheesecake Factory, Inc.*	3,318,292	4,042,500

			17,249,594	18,683,000
		Retail — Specialty Stores (8.49%)
	125,000	Blue Nile, Inc.*	3,935,480	4,020,000
	160,000	CarMax, Inc.*	3,439,405	5,673,600
	120,000	Dick’s Sporting Goods, Inc.*	4,163,832	4,752,000
	61,000	PETCO Animal Supplies, Inc.*	1,130,994	1,246,230
	195,000	Select Comfort Corp.*	2,936,402	4,479,150
	60,000	Tractor Supply Co.*	2,480,612	3,316,200
	120,000	United Auto Group, Inc.	2,383,984	2,562,000

			20,470,709	26,049,180
		Software (0.71%)
	60,000	Kronos, Inc.*	1,157,347	2,172,600
		Transportation (3.83%)
	187,500	Genesee & Wyoming, Inc., Cl A*	2,983,886	6,650,625
	60,000	Landstar System, Inc.	1,452,668	2,833,800
	90,000	UTI Worldwide, Inc.	2,090,278	2,270,700

			6,526,832	11,755,125
		Utility Services (1.69%)
	60,000	ITC Holdings Corp.	1,619,448	1,594,800
	132,300	Southern Union Co.	1,678,941	3,580,038

			3,298,389	5,174,838

Total Common Stocks			189,852,896	298,517,516

Principal
Amount

Short Term Money Market Instruments (2.45%)
$7,499,999		Chesham Finance Ltd. 5.29% due 07/03/2006	7,499,999	7,499,999

Total Investments (99.77%)			$197,352,895	306,017,515

Cash and Other Assets				716,634
Less Liabilities (0.23%)

Net Assets — Insurance Shares (Equivalent to $30.02 per share based on 10,216,272 shares outstanding)				$306,734,149

%	Represents percentage of net assets
*	Non-income producing securities

See Notes to Financial Statements.

Lincoln Variable Insurance Products Trust – Baron Growth Opportunities Fund

Proforma Notes to Financial Statements

June 30, 2006

(Unaudited)

Lincoln Variable Insurance Products Trust (the “Trust”) is organized as a Delaware statutory trust. These financial statements and the related notes pertain to the Baron Growth Opportunities Fund (the “Fund”), a newly created series of the Trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s objective is capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

1. Basis of Pro forma Presentation

The accompanying pro forma financial statements are presented to show the effect of the proposed merger of the Baron Capital Asset Fund into the Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned merger had taken place as of July 1, 2005.

Under the terms of the Agreement and Plan of Reorganization, the merger will be accounted for by a method of accounting for tax-free mergers of investment companies.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Baron Capital Asset Fund included in its annual report dated December 31, 2005 and semi-annual report dated June 30, 2006.

2. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation: Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the bid price will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other: Expenses common to all series within the Trust are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed

Notes to Financial Statements—(Continued)

securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as “expense paid indirectly.”

3. Management Fees and Other Transactions With Affiliates

Jefferson Pilot Investment Advisor (JPIA) is responsible for overall management of the Fund’s investment portfolio and provides certain administrative services to the Fund. JPIA is registered with the Securities and Exchange Commission as an investment advisor. JPIA is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, JPIA receives a management fee at an annual rate of 1.00% of the average daily net assets of the Fund.

Subsequent to the merger, the Adviser has agreed to contractually limit the expense ratio of the Baron Growth Opportunities Fund so that it does not exceed the expense ratio of the Baron Capital Asset Fund prior to the merger. The expense ratio for the Baron Capital Asset Fund Insurance Class shares for the year ended December 31, 2006 was 1.32%. The Baron Capital Asset Fund Insurance Class shares will be exchanged for Baron Growth Opportunities Fund Service Class shares. These share classes include a 0.25% 12b-1 fee. Therefore, in this pro forma, JPIA will reimburse the Fund’s Standard Class shares and Service Class shares to the extent that the Total Annual Fund Operating Expenses exceed 1.07% and 1.32%, respectively, of average daily net assets of that Class.

Delaware Service Company, Inc. (DSC), an affiliate of JPIA, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of JPIA, provides various administrative services necessary for the operation of the Fund. For these services, plus the cost of certain support services, such as legal and corporate secretary services, the Fund pays Lincoln Life an annual fee allocated amongst the series based on average net assets of each series in the Trust.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

4. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

FORM OF

PROXY CARD

BARON CAPITAL FUNDS TRUST

SPECIAL MEETING OF SHAREHOLDERS OF THE BARON CAPITAL ASSET FUND

TO BE HELD [    ], 2007

This Proxy is Solicited on Behalf of the Board of Trustees.

The undersigned hereby appoints [ ] and [ ], and each of them, attorneys and proxies of the undersigned, with full powers of substitution and revocation, to represent the undersigned and to vote on behalf of the undersigned all shares of the Baron Capital Asset Fund (the “Fund”) which the undersigned is entitled to vote at a Special Meeting of Shareholders of the Fund (the “Special Meeting”) to be held at [location], [address], on []:00 [].m. eastern time, and any adjournments thereof. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting and the accompanying Proxy Statement/Prospectus and hereby instructs said attorneys and proxies to vote said shares as indicated below with respect to the matters referred to in said Proxy Statement/Prospectus and, in their discretion, upon such other business as may properly come before the Special Meeting. Either of the proxies present and acting at the Special Meeting in person or by substitute shall have and may exercise all of the power and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

Please fill in the box(es) as shown using black or blue ink or number 2 pencil.  ☒

PLEASE DO NOT USE FINE POINT PENS.

This proxy, if properly executed, will be voted in the manner directed herein by the undersigned shareholder. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. As to any other matter, said proxies will vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

	FOR	AGAINST	ABSTAIN

1.      To approve an Agreement and Plan of Reorganization providing for the reorganization of the Capital Asset Fund into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust, in exchange for shares of the LVIP Baron Growth Opportunities Fund. The reorganization also provides for the subsequent liquidation of the Capital Asset Fund.

	☐	☐	☐
2. To transact such other business as may properly come before the Meeting or any adjournment or postponements thereof.

Please refer to the Proxy Statement/Prospectus for a discussion of these matters.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.

You may revoke this proxy at any time and the giving of it will not affect your right to attend the Special Meeting and vote (or, as the case may be, provide instructions on how to vote) in person.

Please mark, sign, date and return the Proxy Card promptly using the enclosed envelope.

Signature(s):	Date:	, 2007

Signature(s):	Date:	,2007

NOTE: Please sign exactly as your name appears on the account. When shares are held by joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please provide full title as such. If a corporation, please sign in full corporate name by president or other authorized officer and if a partnership, please sign in full partnership name by authorized person.

FORM OF

PROXY CARD

VOTING INSTRUCTION CARD	VOTING INSTRUCTION CARD

GROWTH OPPORTUNITIES FUND

a series of the Lincoln Variable Insurance Products Trust

1300 S. Clinton Street

Fort Wayne, IN 46802

THESE INSTRUCTIONS ARE SOLICITED ON BEHALF OF [insurance company] (THE “COMPANY”)

Revoking any prior instructions, the undersigned instructs the Company to vote all the shares of the Growth Fund that are attributable to his or her contract or interest therein and held in the Company separate account, at the Special Meeting of the Stockholders to be held on                     , 2007 and at any adjournment thereof.

VOTE VIA THE INTERNET: [ ]
VOTE BY TELEPHONE: [ ]

I acknowledge receipt of the Notice of the Special Meeting of the Stockholders and accompanying Proxy Statement dated , 2007.

Signature

Signature (if held jointly)

,2007
Date	(LNL VA)

PLEASE MARK YOUR VOTE ON THE REVERSE SIDE

Upon proper execution of this card, the Company is instructed to vote on the Proposals described in the proxy statement as specified below, and, in the Company’s discretion, upon such other matters as may properly come before the meeting or any adjournment thereof. If this card is signed and returned but no instruction choice is given for a Proposal, we will vote your proportionate shares “FOR” that Proposal. If this card is not returned, or is returned not properly executed, the Company will vote such shares in the same proportion as it votes the shares for which it has received instructions.

PLEASE MARK, SIGN, DATE AND RETURN THIS VOTING INSTRUCTION CARD USING THE ENCLOSED ENVELOPE. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:■ If you have any questions, please contact [insurance company] toll free at [                    ].

FOR	AGAINST	ABSTAIN

1.      To approve an Agreement and Plan of Reorganization providing for the acquisition of assets of theGrowth Opportunities Fund and the assumption of all liabilities of the Growth Opportunities Fund by the LVIP Baron Growth Opportunities Fund in exchange for shares of the LVIP Baron Growth Opportunities Fund and the subsequent liquidation of the Growth Opportunities Fund.

☐	☐	☐

The Company will vote upon such other business as may

properly come before the Meeting or any adjournment or

postponements thereof.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

PART C

OTHER INFORMATION

Item 15. Indemnification

The response to this item is incorporated by reference from Item 25 of Part C of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 5, 2006.

Item 16. Exhibits

(1)	Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(2)	By-Laws of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(3)	Not applicable.

(4)	Forms of Agreement and Plans of Reorganization filed herewith as Exhibit A and Exhibit B to the Proxy Statement/Prospectus.

(5)	Not applicable.

(6)	(a)(1) Investment Management Agreement between the Lincoln Variable Insurance Products Trust and Jefferson Pilot Investment Advisory Corporation incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 33-70742) filed on January 16, 2007.

(a)(2) Form of Expense Limitation Agreements between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment 23 (File No. 33-70742) filed on January 16, 2007.

(b) Form of Sub-Advisory Agreement between Delaware Management Company and BAMCO, Inc. (LVIP Baron Growth Opportunities Fund) filed herein as Exhibit 16(6)(b).

(7)	(a) Distribution Agreement dated January 1, 2006 between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 5, 2006.

(b) Distribution Agreement dated January 1, 2006 between Lincoln Variable Insurance Products Trust and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 5, 2006.

(8)	Not applicable.

(9)	(a) Custody Agreement by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. dated April 30, 2003 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

(b) Amendment effective May 1, 2005 to Custody Agreement by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 5, 2006.

(10)	(a) Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 5, 2006.

(b) Multiple Class Plan dated February 24, 2003 and May 1, 2005 (as applicable) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 5, 2006.

(11)	(a) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters. (Capital Asset Fund)

(b) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters. (Growth Opportunities Fund)

(12)	(a) Form of opinion of Dechert LLP regarding tax matters. (Capital Asset Fund)

(b) Form of opinion of Dechert LLP regarding tax matters. (Growth Opportunities Fund)

(13)	Not Applicable.

(14)	(a) Consent of Independent Registered Public Accounting Firm. (Capital Asset Fund)

(b) Consent of Independent Registered Public Accounting Firm (Growth Opportunities Fund)

(15)	Not Applicable.

(16)	Power of Attorney.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph(1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Fort Wayne, and State of Indiana on this 13 day of February, 2007.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(LVIP Baron Growth Opportunities Fund)

By:	/s/ Kelly D. Clevenger
Kelly D. Clevenger
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on February 13, 2007.

	Signature	Title
	/s/ Kelly D. Clevenger	Chairman of the Board, President and Trustee
	Kelly D. Clevenger	(Principal Executive Officer)

	* /s/ William P. Flory	Chief Accounting Officer
	William P. Flory	(Principal Accounting Officer and Principal Financial Officer)

	*/s/ Gary D. Lemon	Trustee
Gary D. Lemon

	*/s/ David H. Windley	Trustee
David H. Windley

	*/s/ Nancy L. Frisby	Trustee
Nancy L. Frisby

	*/s/ Kenneth G. Stella	Trustee
Kenneth G. Stella

*By:	/s/ Cynthia A. Rose	Attorney-in-Fact
Cynthia A. Rose

INDEX OF EXHIBITS

(6)(b)	Form of Sub-Advisory Agreement between Delaware and BAMCO

(11)(a)	Opinion and consent of Dechert regarding legality of issuance of shares and other matters (Capital Asset Fund)

(11)(b)	Opinion and consent of Dechert regarding legality of issuance of shares and other matters (Growth Opportunities Fund)

(12)(a)	Form of opinion of Dechert regarding tax matters (Capital Asset Fund)

(b)	Form of opinion of Dechert regarding tax matters (Growth Opportunities Fund)

(14)(a)	Consent of Independent Registered Public Accounting Firm (Capital Asset Fund)

(b)	Consent of Independent Registered Public Accounting Firm (Growth Opportunities Fund)

(16)	Power of Attorney